UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04706

Templeton Income Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

 (Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500

Date of fiscal year end:   8/31

Date of reporting period: _05/31/14_

Item 1. Schedule of Investments.

Templeton Income Trust
Statement of Investments, May 31, 2014 (unaudited)

Templeton Constrained Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 34.9%
Brazil 2.2%
[a]Nota Do Tesouro Nacional, Index Linked, 6.00%, 8/15/18	200	[b]	BRL	$220,371
Canada 1.9%
Government of Canada, 1.00%, 2/01/15	215,000		CAD	198,345
Hungary 4.7%
Government of Hungary,
4.00%, 4/25/18	500,000		HUF	2,306
6.50%, 6/24/19	600,000		HUF	3,055
7.50%, 11/12/20	8,860,000		HUF	47,497
5.375%, 2/21/23	210,000			224,705
A, 5.50%, 12/20/18	8,120,000		HUF	39,625
A, 7.00%, 6/24/22	7,490,000		HUF	39,359
A, 6.00%, 11/24/23	10,830,000		HUF	54,017
B, 5.50%, 6/24/25	14,400,000		HUF	69,171
				479,735
Ireland 4.1%
Government of Ireland, senior bond, 5.40%, 3/13/25	250,000		EUR	422,432
Mexico 2.4%
Government of Mexico, 8.00%, 12/17/15	29,700	[c]	MXN	245,682
Poland 5.3%
Government of Poland, Strip, 7/25/15	1,700,000		PLN	543,916
Russia 0.6%
[d]Government of Russia, senior bond, 144A, 7.50%, 3/31/30	51,375			59,707
Serbia 2.3%
[d]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	200,000			232,888
South Korea 6.1%
Korea Monetary Stabilization Bond, senior bond, 2.80%, 8/02/15	640,000,000		KRW	627,845
Sweden 3.3%
Government of Sweden, 4.50%, 8/12/15	2,120,000		SEK	331,980
Ukraine 2.0%
[d]Government of Ukraine, senior note, 144A, 7.50%, 4/17/23	220,000			202,450
Total Foreign Government and Agency Securities (Cost $3,408,761)				3,565,351

Short Term Investments 62.5%
Foreign Government and Agency Securities 48.7%
Austria 4.3%
Government of Austria, senior bond, 4.30%, 7/15/14	320,000		EUR	438,277
Belgium 4.5%
[e]Belgium Treasury Bill, 9/18/14	340,000		EUR	463,371
Finland 6.1%
[d]Government of Finland, senior bond, 144A, 3.125%, 9/15/14	450,000		EUR	618,699
France 4.5%
[e]France Treasury Bill, 11/13/14	340,000		EUR	463,297
Germany 6.1%
[e]German Treasury Bill, 7/23/14	460,000		EUR	627,076

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust
Statement of Investments, May 31, 2014 (unaudited) (continued)
Malaysia 3.6%
[e]Bank of Negara Monetary Note, 8/05/14	1,200,000		MYR	371,231
Mexico 0.1%
[e]Mexico Treasury Bill, 12/11/14	12,400	[f]	MXN	9,468
Netherlands 6.1%
[e]Dutch Treasury Bill, 7/31/14	460,000		EUR	627,051
New Zealand 4.7%
[e]New Zealand Treasury Bill, 7/02/14	560,000		NZD	474,451
Norway 4.5%
[e]Norway Treasury Bill, 9/17/14	2,750,000		NOK	458,196
Singapore 3.9%
[e]Monetary Authority of Singapore Treasury Bill, 8/01/14	495,000		SGD	394,585
Sweden 0.3%
[e]Sweden Treasury Bill, 9/17/14	230,000		SEK	34,315
Total Foreign Government and Agency Securities (Cost $4,987,060)				4,980,017
Total Investments before Money Market Funds (Cost $8,395,821)				8,545,368
	Shares
Money Market Funds (Cost $1,407,863) 13.8%
United States 13.8%
[g,h]Institutional Fiduciary Trust Money Market Portfolio	1,407,863			1,407,863
Total Investments (Cost $9,803,684) 97.4%				9,953,231
Other Assets, less Liabilities 2.6%				264,539
Net Assets 100.0%				$10,217,770

* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Redemption price at maturity is adjusted for inflation.
b Principal amount is stated in 1,000 Brazilian Units.
c Principal amount is stated in 100 Mexican Peso Units.
d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2014, the aggregate value of these securities was $1,113,744, representing 10.90% of net assets.
e The security is traded on a discount basis with no stated coupon rate.
f Principal amount is stated in 10 Mexican Peso Units.
g Non-income producing.
h The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

At May 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts
				Contract		Settlement	Unrealized	Unrealized
Currency	Counterparty[a] Type		Quantity	Amount*		Date	Appreciation Depreciation
New Zealand Dollar	CITI	Sell	549,279	446,169		6/03/14	$-	$(20,073)
Euro	GSCO	Sell	381,000	524,294		6/19/14	4,916	-
Japanese Yen	DBAB	Sell	1,860,000	18,103		6/20/14	-	(175)
Japanese Yen	BZWS	Sell	44,316,000	450,000		6/26/14	14,495	-
Euro	JPHQ	Sell	509,864	688,660		6/27/14	-	(6,374)
Indian Rupee	JPHQ	Buy	8,714,250	142,349		6/30/14	4,296	-
Malaysian Ringgit	HSBK	Buy	180,000	53,301		8/06/14	2,483	-
Malaysian Ringgit	HSBK	Buy	180,000	53,675		8/07/14	2,105	-
Euro	BZWS	Sell	978,797	1,336,180		8/29/14	10,227	(8,408)
Swedish Krona	BZWS	Buy	577,000	65,235	EUR	9/22/14	-	(2,853)
Chilean Peso	JPHQ	Buy	91,760,400	160,252		9/23/14	4,740	-
Euro	BZWS	Sell	311,000	419,741		9/26/14	-	(4,261)
Japanese Yen	CITI	Sell	44,248,950	450,000		9/26/14	14,881	-
Malaysian Ringgit	HSBK	Buy	587,160	180,000		9/26/14	1,382	-
Mexican Peso	HSBK	Buy	2,684,948	202,500		9/26/14	4,361	-
South Korean Won	HSBK	Buy	135,606,400	124,000		9/26/14	8,027	-
Euro	JPHQ	Sell	70,000	94,589		9/29/14	-	(846)
Euro	CITI	Sell	33,000	44,603		9/30/14	-	(388)
Euro	GSCO	Sell	679,887	917,888		9/30/14	-	(9,045)
British Pound Sterling	DBAB	Buy	282,759	469,702		10/08/14	3,733	-
British Pound Sterling	DBAB	Sell	282,759	453,178		10/08/14	-	(20,258)
Norwegian Krone	DBAB	Sell	2,731,850	451,994		10/08/14	-	(2,447)
Japanese Yen	DBAB	Sell	1,860,000	18,134		12/22/14	-	(169)
Japanese Yen	HSBK	Sell	1,860,000	18,106		12/22/14	-	(196)
Japanese Yen	BZWS	Sell	880,000	8,486		12/26/14	-	(173)
Japanese Yen	CITI	Sell	1,380,000	13,308		12/26/14	-	(272)
Japanese Yen	GSCO	Sell	399,000	3,847		1/08/15	-	(80)
Japanese Yen	BZWS	Sell	1,440,000	13,886		1/15/15	-	(288)
Japanese Yen	JPHQ	Sell	940,000	9,063		1/15/15	-	(189)
Japanese Yen	JPHQ	Sell	2,200,000	21,789		2/06/15	131	-
Japanese Yen	SCNY	Sell	2,230,000	22,080		2/06/15	126	-
Japanese Yen	BZWS	Sell	2,230,000	22,077		2/09/15	123	-
Japanese Yen	JPHQ	Sell	2,240,000	22,128		2/09/15	75	-
Euro	DBAB	Sell	70,000	96,222		2/23/15	750	-
Euro	JPHQ	Sell	509,864	704,228		3/27/15	8,725	-
Japanese Yen	BOFA	Sell	1,522,950	15,000		5/18/15	-	(9)
Japanese Yen	BOFA	Sell	1,518,375	15,000		5/19/15	35	-
Japanese Yen	BZWS	Sell	1,522,500	15,000		5/19/15	-	(5)
Japanese Yen	CITI	Sell	1,520,700	15,000		5/19/15	13	-
Japanese Yen	HSBK	Sell	1,523,700	15,000		5/19/15	-	(17)
Unrealized appreciation (depreciation)							85,624	(76,526)
Net unrealized appreciation (depreciation)							$9,098

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

a May be comprised of multiple contracts using the same currency and settlement date.
*In U.S. dollars unless otherwise indicated.

At May 31, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

	Counterparty/	Expiration	Notional	Unrealized		Unrealized
Description	Exchange	Date	Amount	Appreciation		Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR	CITI	5/09/24	$214,000		$-	$(2,524)
Pay Fixed rate 2.695%

Receive Floating rate 3-month USD BBA LIBOR	CITI	5/09/44	102,000		-	(1,581)
Pay Fixed rate 3.388%

Net unrealized appreciation (depreciation)						$(4,105)

ABBREVIATIONS

Counterparty

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
DBAB	-	Deutsche Bank AG
GSCO	-	The Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
SCNY	-	Standard Chartered Bank

Currency

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
HUF	-	Hungarian Forint
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited)

Templeton Emerging Markets Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 61.5%
Argentina 0.9%
Government of Argentina, senior bond, 7.00%, 10/03/15	156,000			$149,860

Brazil 3.0%
Letra Tesouro Nacional, Strip, 7/01/15	1,250	[a]	BRL	496,948

Ghana 3.5%
Government of Ghana,
24.00%, 5/25/15	5,000		GHS	1,646
21.00%, 10/26/15	886,000		GHS	280,378
16.90%, 3/07/16	100,000		GHS	29,498
19.24%, 5/30/16	50,000		GHS	15,166
24.44%, 5/29/17	60,000		GHS	19,924
23.00%, 8/21/17	111,000		GHS	35,074
[b]144A, 7.875%, 8/07/23	200,000			195,875
				577,561
Hungary 12.6%
Government of Hungary,
5.50%, 12/22/16	147,290,000		HUF	706,123
4.00%, 4/25/18	4,960,000		HUF	22,875
6.50%, 6/24/19	20,820,000		HUF	106,008
7.50%, 11/12/20	13,160,000		HUF	70,548
5.375%, 2/21/23	790,000			845,320
A, 6.75%, 11/24/17	38,720,000		HUF	194,567
A, 5.50%, 12/20/18	23,830,000		HUF	116,287
A, 7.00%, 6/24/22	940,000		HUF	4,940
A, 6.00%, 11/24/23	5,070,000		HUF	25,288
				2,091,956
Indonesia 0.5%
Government of Indonesia,
FR27, 9.50%, 6/15/15	860,000,000		IDR	75,831
FR31, 11.00%, 11/15/20	7,000,000		IDR	694
senior bond, FR53, 8.25%, 7/15/21	17,000,000		IDR	1,479
				78,004
Malaysia 2.6%
Government of Malaysia, 3.741%, 2/27/15	1,370,000		MYR	428,040

Mexico 7.6%
Government of Mexico,
6.00%, 6/18/15	60,000	[c]	MXN	477,825
6.25%, 6/16/16	76,170	[c]	MXN	619,953
7.25%, 12/15/16	19,000	[c]	MXN	159,176
				1,256,954
Mongolia 1.1%
[b]Government of Mongolia, senior note, 144A, 5.125%, 12/05/22	200,000			180,739

Nigeria 1.4%
Government of Nigeria,
4.00%, 4/23/15	40,000,000		NGN	230,915
13.05%, 8/16/16	700,000		NGN	4,381
				235,296
Philippines 0.3%
Government of the Philippines, senior note, 1.625%, 4/25/16	2,600,000		PHP	58,694

Poland 2.8%
Government of Poland, 5.50%, 4/25/15	1,400,000		PLN	472,899

Republic of Montenegro 0.9%
[b]Government of Montenegro, 144A, 5.375%, 5/20/19	110,000		EUR	155,206

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Serbia 4.6%
[b]Government of Serbia, senior note, 144A, 7.25%, 9/28/21	250,000		291,110
Serbia Treasury Bond, 10.00%, 4/04/15	17,400,000	RSD	207,379
Serbia Treasury Note, 10.00%,
11/08/15	20,100,000	RSD	240,338
1/30/16	190,000	RSD	2,270
5/22/16	580,000	RSD	6,872
5/08/17	350,000	RSD	4,144
3/20/21	830,000	RSD	8,940
			761,053
Slovenia 1.3%
[b]Government of Slovenia, senior note, 144A, 5.50%, 10/26/22	200,000		219,996
South Korea 2.9%
Korea Monetary Stabilization Bond, senior note, 2.74%, 2/02/15	500,000,000	KRW	490,224
Sri Lanka 0.7%
Government of Sri Lanka, C, 8.50%, 4/01/18	15,500,000	LKR	119,052
Ukraine 8.0%
[b]Government of Ukraine,
senior bond, 144A, 7.80%, 11/28/22	720,000		665,100
senior note, 144A, 7.50%, 4/17/23	530,000		487,719
[b]Kyiv Finance PLC (City of Kiev), loan participation, senior note, 144A, 9.375%, 7/11/16	200,000		170,110
			1,322,929
Uruguay 5.5%
[d]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	260,746	UYU	12,030
senior bond, Index Linked, 4.375%, 12/15/28	1,923,602	UYU	90,540
senior bond, Index Linked, 4.00%, 7/10/30	275,148	UYU	12,413
Uruguay Notas del Tesoro, 10.25%, 8/22/15	17,800,000	UYU	726,473
Uruguay Treasury Bill, Strip,
5/14/15	1,600,000	UYU	60,477
7/02/15	30,000	UYU	1,112
11/26/15	230,000	UYU	8,090
			911,135
Zambia 1.3%
[b]Government of Zambia International Bond, 144A, 8.50%, 4/14/24	200,000		216,250

Total Foreign Government and Agency Securities (Cost $10,399,319)			10,222,796
Quasi-Sovereign and Corporate Bonds 10.8%
Costa Rica 3.8%
[e]Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33	600,000		625,687
Nigeria 1.8%
[b]Zenith Bank PLC, senior note, 144A, 6.25%, 4/22/19	300,000		299,813
Romania 0.9%
[b]Cable Communications Systems NV, senior secured note, 144A, 7.50%, 11/01/20	100,000	EUR	151,491
Russia 0.6%
[b]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation, secured note, 144A,
7.875%, 9/25/17	100,000		108,688
South Africa 2.7%
[b]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	100,000	EUR	128,145
[b]Edcon Pty. Ltd., senior secured note, 144A, 9.50%, 3/01/18	230,000	EUR	316,683
			444,828
Ukraine 1.0%
[f]State Export-Import Bank of Ukraine (BIZ FIN), loan participation, Reg S, 8.75%,
1/22/18	200,000		176,250

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Total Quasi-Sovereign and Corporate Bonds (Cost $1,730,188)				1,806,757
Total Investments before Short Term Investments (Cost $12,129,507)				12,029,553
Short Term Investments 23.3%
Foreign Government and Agency Securities 9.7%
Mexico 0.1%
[g]Mexico Treasury Bills, 9/18/14 - 12/11/14	28,000	[h]	MXN	21,433
Nigeria 7.9%
[g]Nigeria Treasury Bills,
12/18/14	69,000,000		NGN	399,678
2/19/15	160,600,000		NGN	912,002
				1,311,680
Philippines 1.7%
[g]Philippine Treasury Bills, 6/04/14 - 9/03/14	12,120,000		PHP	276,114
Total Foreign Government and Agency Securities (Cost $1,602,244)				1,609,227
Total Investments before Money Market Funds (Cost $13,731,751)				13,638,780
	Shares
Money Market Funds (Cost $2,253,745) 13.6%
United States 13.6%
[i,j]Institutional Fiduciary Trust Money Market Portfolio	2,253,745			2,253,745
Total Investments (Cost $15,985,496) 95.6%				15,892,525
Other Assets, less Liabilities 4.4%				737,818
Net Assets 100.0%				$16,630,343

*	The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]	Principal amount is stated in 1,000 Brazilian Real Units.
[b]	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2014, the aggregate value of these securities was $3,586,925, representing 21.57% of net assets.
[c]	Principal amount is stated in 100 Mexican Peso Units.
[d]	Principal amount of security is adjusted for inflation.
[e]	See Note 5 regarding restricted securities.
[f]	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.
[g]	The security is traded on a discount basis with no stated coupon rate.
[h]	Principal amount is stated in 10 Mexican Peso Units.
[i]	Non-income producing.
[j]	The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At May 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.

Forward Exchange Contracts

				Contract	Settlement	Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount	Date	Appreciation	Depreciation
Indian Rupee	JPHQ	Buy	13,837,500	$227,499	6/09/14	$5,973		$-
Peruvian Neuvo Sol	DBAB	Buy	130,000	46,050	6/09/14	907		-
Philippine Peso	DBAB	Buy	5,631,080	130,000	6/30/14	-	(1,581)

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Malaysian Ringgit	DBAB	Buy	389,000	120,000	7/01/14	792	-
Malaysian Ringgit	JPHQ	Buy	291,780	90,000	7/01/14	603	-
Philippine Peso	JPHQ	Buy	823,000	18,998	7/01/14	-	(230)
Malaysian Ringgit	JPHQ	Buy	178,500	54,773	7/02/14	652	-
Malaysian Ringgit	DBAB	Buy	16,110	5,001	7/03/14	1	-
Malaysian Ringgit	DBAB	Buy	151,500	46,960	7/07/14	70	-
Euro	DBAB	Sell	128,180	168,352	7/21/14	-	(6,383)
Malaysian Ringgit	HSBK	Buy	356,895	110,000	7/21/14	710	-
Chilean Peso	DBAB	Buy	148,335,000	264,412	10/06/14	1,957	-
Euro	DBAB	Sell	393,000	534,677	10/07/14	-	(1,133)
Euro	DBAB	Sell	100,000	138,114	10/30/14	1,769	-
Euro	DBAB	Sell	118,000	162,511	10/31/14	1,623	-
Euro	DBAB	Sell	59,000	79,623	11/05/14	-	(822)
Euro	BZWS	Sell	100,000	134,470	11/14/14	-	(1,880)
Euro	CITI	Sell	281,000	382,062	12/05/14	-	(1,102)
Malaysian Ringgit	JPHQ	Buy	342,000	102,065	1/08/15	2,929	-
Malaysian Ringgit	JPHQ	Buy	184,000	54,952	1/09/15	1,533	-
Malaysian Ringgit	JPHQ	Buy	55,000	16,442	1/12/15	438	-
Euro	DBAB	Sell	110,000	150,348	1/30/15	331	-
Euro	DBAB	Sell	100,000	135,545	2/03/15	-	(836)
Japanese Yen	JPHQ	Sell	20,400,000	202,043	2/06/15	1,211	-
Japanese Yen	SCNY	Sell	20,370,000	201,688	2/06/15	1,152	-
Japanese Yen	BZWS	Sell	20,370,000	201,662	2/09/15	1,120	-
Japanese Yen	JPHQ	Sell	20,420,000	201,719	2/09/15	684	-
Euro	BZWS	Sell	367,000	505,891	4/02/15	5,253	-
Japanese Yen	BZWS	Sell	46,442,500	449,258	4/02/15	-	(8,222)
Malaysian Ringgit	JPHQ	Buy	737,800	221,356	4/02/15	3,976	-
Euro	DBAB	Sell	155,000	213,812	4/07/15	2,366	-
South Korean Won	JPHQ	Buy	227,006,000	211,239	4/07/15	7,864	-
South Korean Won	JPHQ	Buy	45,013,200	43,307	5/15/15	69	-
South Korean Won	JPHQ	Buy	11,204,500	10,761	5/18/15	34	-
Euro	JPHQ	Sell	109,400	149,542	5/20/15	272	-
South Korean Won	JPHQ	Buy	33,766,200	32,383	5/20/15	147	-
South Korean Won	JPHQ	Buy	33,768,000	32,485	5/21/15	46	-
Euro	BZWS	Sell	105,000	143,968	5/22/15	700	-
Mexican Peso	JPHQ	Buy	6,083,000	458,299	5/28/15	1,016	-
Unrealized appreciation (depreciation)						46,198	(22,189)
Net unrealized appreciation (depreciation)						$24,009

a May be comprised of multiple contracts using the same currency and settlement date.

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

At May 31, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

		Counterparty/	Expiration	Notional	Unrealized		Unrealized
Description		Exchange	Date	Amount	Appreciation		Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.018%		JPHQ	8/22/23	$520,000		$-	$(23,472)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.848%		JPHQ	8/22/43	300,000		-	(31,693)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.849%		CITI	12/23/43	300,000		-	(31,848)
Net unrealized appreciation (depreciation)							$(87,013)

ABBREVIATIONS

Counterparty

BZWS	- Barclays Bank PLC
CITI	- Citibank N.A.
DBAB	- Deutsche Bank AG
HSBK	- HSBC Bank PLC
JPHQ	- JPMorgan Chase Bank, N.A.
SCNY	- Standard Charted Bank

Currency

BRL	- Brazilian Real
EUR	- Euro
GHS	- Ghanaian Cedi
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
KRW	- South Korean Won
LKR	- Sri Lankan Rupee
MXN	- Mexican Peso
MYR	- Malaysian Ringgit
NGN	- Nigerian Naira
PHP	- Philippine Peso
PLN	- Polish Zloty
RSD	- Serbian Dinar
UYU	- Uruguayan Peso

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited)

Templeton Global Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 74.4%
Brazil 4.9%
Letra Tesouro Nacional, Strip,
1/01/15	85,030	[a]	BRL	$35,655,230
1/01/16	559,730	[a]	BRL	210,074,837
1/01/17	988,370	[a]	BRL	331,028,532
1/01/18	615,590	[a]	BRL	183,700,462
Nota Do Tesouro Nacional,
10.00%, 1/01/17	930,930	[a]	BRL	400,335,668
10.00%, 1/01/21	195,750	[a]	BRL	80,091,982
10.00%, 1/01/23	744,290	[a]	BRL	298,854,057
[b]Index Linked, 6.00%, 5/15/15	513,884	[a]	BRL	565,452,046
[b]Index Linked, 6.00%, 8/15/16	316,890	[a]	BRL	348,373,559
[b]Index Linked, 6.00%, 5/15/17	4,429	[a]	BRL	4,882,031
[b]Index Linked, 6.00%, 8/15/18	302,625	[a]	BRL	333,449,490
[b]Index Linked, 6.00%, 8/15/22	308,160	[a]	BRL	338,791,551
[b]Index Linked, 6.00%, 5/15/45	131,725	[a]	BRL	144,053,538
senior note, 10.00%, 1/01/19	569,840	[a]	BRL	239,226,283
				3,513,969,266
Canada 3.4%
Government of Canada,
2.25%, 8/01/14	783,413,000		CAD	724,143,119
1.00%, 11/01/14	446,376,000		CAD	411,715,732
2.00%, 12/01/14	387,422,000		CAD	359,176,015
1.00%, 2/01/15	1,061,937,000		CAD	979,675,447
				2,474,710,313
Hungary 7.1%
Government of Hungary,
7.75%, 8/24/15	32,210,410,000		HUF	154,546,233
5.50%, 2/12/16	28,980,500,000		HUF	136,948,031
5.50%, 12/22/16	20,810,600,000		HUF	99,768,093
4.125%, 2/19/18	136,990,000			141,870,269
[c]4.00%, 4/25/18	24,736,960,000		HUF	114,083,372
6.00%, 1/11/19	179,922,000		EUR	280,537,463
[c]6.50%, 6/24/19	53,676,730,000		HUF	273,302,790
7.50%, 11/12/20	21,125,910,000		HUF	113,252,036
5.375%, 2/21/23	252,890,000			270,598,622
A, 8.00%, 2/12/15	20,591,600,000		HUF	96,318,088
A, 6.75%, 11/24/17	110,833,790,000		HUF	556,938,420
A, 5.50%, 12/20/18	33,056,920,000		HUF	161,313,036
A, 7.00%, 6/24/22	24,491,740,000		HUF	128,699,898
A, 6.00%, 11/24/23	17,263,810,000		HUF	86,107,634
B, 6.75%, 2/24/17	44,107,780,000		HUF	218,142,970
[c]B, 5.50%, 6/24/25	11,532,070,000		HUF	55,395,057
D, 6.75%, 8/22/14	48,208,500,000		HUF	219,113,071
senior note, 6.25%, 1/29/20	390,004,000			439,242,005
senior note, 6.375%, 3/29/21	927,200,000			1,057,008,000
senior note, 5.375%, 3/25/24	83,320,000			88,787,875
[d]senior note, Reg S, 3.50%, 7/18/16	11,765,000		EUR	16,569,915
[d]senior note, Reg S, 4.375%, 7/04/17	104,973,000		EUR	152,105,706
[d]senior note, Reg S, 5.75%, 6/11/18	143,730,000		EUR	219,697,629
[d]senior note, Reg S, 3.875%, 2/24/20	41,781,000		EUR	59,291,798
				5,139,638,011
Iceland 0.3%
[e]Government of Iceland, 144A, 5.875%, 5/11/22	173,200,000			191,027,476

Indonesia 1.8%
Government of Indonesia,
FR26, 11.00%, 10/15/14	145,580,000,000		IDR	12,689,277
FR27, 9.50%, 6/15/15	55,210,000,000		IDR	4,868,153

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
FR28, 10.00%, 7/15/17	104,700,000,000		IDR	9,614,507
FR30, 10.75%, 5/15/16	185,655,000,000		IDR	16,951,768
FR31, 11.00%, 11/15/20	919,348,000,000		IDR	91,208,791
FR32, 15.00%, 7/15/18	1,150,000,000		IDR	124,142
FR34, 12.80%, 6/15/21	1,522,849,000,000		IDR	164,513,377
FR35, 12.90%, 6/15/22	816,108,000,000		IDR	89,456,291
FR36, 11.50%, 9/15/19	437,062,000,000		IDR	43,466,428
FR37, 12.00%, 9/15/26	66,550,000,000		IDR	7,261,477
FR39, 11.75%, 8/15/23	556,845,000,000		IDR	58,903,955
FR40, 11.00%, 9/15/25	710,760,000,000		IDR	72,614,440
FR42, 10.25%, 7/15/27	818,390,000,000		IDR	79,745,886
FR43, 10.25%, 7/15/22	337,191,000,000		IDR	32,479,788
FR44, 10.00%, 9/15/24	197,824,000,000		IDR	19,083,448
FR46, 9.50%, 7/15/23	2,825,220,000,000		IDR	262,558,995
FR47, 10.00%, 2/15/28	1,854,867,000,000		IDR	177,902,705
FR48, 9.00%, 9/15/18	341,640,000,000		IDR	30,771,891
FR52, 10.50%, 8/15/30	896,704,000,000		IDR	89,794,863
senior bond, FR53, 8.25%, 7/15/21	128,956,000,000		IDR	11,218,785
Indonesia Retail Bond, senior note, 8.50%, 10/15/16	70,944,000,000		IDR	6,196,887
				1,281,425,854
Ireland 9.8%
Government of Ireland,
5.50%, 10/18/17	581,634,900		EUR	920,180,365
5.90%, 10/18/19	572,988,000		EUR	966,701,835
4.50%, 4/18/20	471,335,000		EUR	747,828,806
5.00%, 10/18/20	1,419,015,000		EUR	2,319,238,624
senior bond, 4.50%, 10/18/18	170,232,000		EUR	267,326,972
senior bond, 4.40%, 6/18/19	390,069,000		EUR	614,306,887
senior bond, 5.40%, 3/13/25	723,011,670		EUR	1,221,692,960
				7,057,276,449
Lithuania 1.1%
[e]Government of Lithuania, 144A,
6.75%, 1/15/15	340,330,000			353,066,850
7.375%, 2/11/20	259,310,000			319,768,127
6.125%, 3/09/21	101,430,000			119,356,231
				792,191,208
Malaysia 6.3%
Government of Malaysia,
3.434%, 8/15/14	1,533,215,000		MYR	477,222,704
3.741%, 2/27/15	2,586,805,000		MYR	808,215,692
3.835%, 8/12/15	2,489,025,000		MYR	779,755,189
4.72%, 9/30/15	2,465,400,000		MYR	781,476,604
3.197%, 10/15/15	2,938,835,000		MYR	913,542,708
senior bond, 4.262%, 9/15/16	949,427,000		MYR	300,947,103
senior note, 3.172%, 7/15/16	1,463,900,000		MYR	453,599,611
				4,514,759,611
Mexico 4.6%
Government of Mexico,
7.00%, 6/19/14	91,399,100	[f]	MXN	712,370,110
9.50%, 12/18/14	37,429,700	[f]	MXN	300,479,595
6.00%, 6/18/15	16,289,740	[f]	MXN	129,727,337
8.00%, 12/17/15	110,680,010	[f]	MXN	915,558,073
6.25%, 6/16/16	19,203,950	[f]	MXN	156,302,276
7.25%, 12/15/16	89,531,000	[f]	MXN	750,064,647
[g]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	5,161,372	[h]	MXN	41,170,498
5.00%, 6/16/16	13,226,203	[h]	MXN	112,013,063
3.50%, 12/14/17	11,206,247	[h]	MXN	94,860,680
4.00%, 6/13/19	7,010,829	[h]	MXN	61,338,619
2.50%, 12/10/20	5,613,263	[h]	MXN	45,588,280
				3,319,473,178
Peru 0.1%
Government of Peru, senior bond, 7.84%, 8/12/20	184,399,000		PEN	76,330,551

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Philippines 0.4%
Government of the Philippines,
4.625%, 11/25/15	1,756,700,000	PHP	41,206,995
senior bond, 9.125%, 9/04/16	619,630,000	PHP	15,795,826
senior note, 1.625%, 4/25/16	11,244,240,000	PHP	253,835,302
			310,838,123
Poland 9.8%
Government of Poland,
5.50%, 4/25/15	4,452,193,000	PLN	1,503,885,255
6.25%, 10/24/15	5,168,683,000	PLN	1,784,348,865
5.00%, 4/25/16	2,472,048,000	PLN	848,075,693
4.75%, 10/25/16	3,039,400,000	PLN	1,045,983,010
5.75%, 9/23/22	495,970,000	PLN	188,216,246
[i]FRN, 2.72%, 1/25/17	2,005,988,000	PLN	660,047,015
[i]FRN, 2.72%, 1/25/21	2,035,015,000	PLN	661,991,418
senior note, 6.375%, 7/15/19	297,700,000		354,529,441
			7,047,076,943
Russia 0.9%
Government of Russia, senior bond,
[e]144A, 7.50%, 3/31/30	461,317,360		536,131,503
[d]Reg S, 7.50%, 3/31/30	119,645,525		139,049,038
			675,180,541
Serbia 0.8%
[e]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	100,490,000		106,142,563
4.875%, 2/25/20	190,710,000		196,908,075
7.25%, 9/28/21	211,710,000		246,523,592
			549,574,230
Singapore 0.4%
Government of Singapore, senior note, 1.125%, 4/01/16	328,050,000	SGD	265,082,817

Slovenia 1.2%
[e]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	397,289,000		437,009,954
5.85%, 5/10/23	408,080,000		458,128,972
			895,138,926
South Korea 14.0%
Government of Korea, senior bond, 5.625%, 11/03/25	13,150,000		16,065,355
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	804,984,870,000	KRW	787,519,194
senior bond, 2.80%, 8/02/15	371,739,100,000	KRW	364,678,734
senior bond, 2.81%, 10/02/15	152,005,000,000	KRW	149,135,267
senior note, 2.57%, 6/09/14	238,805,000,000	KRW	233,962,226
senior note, 2.82%, 8/02/14	229,197,800,000	KRW	224,640,568
senior note, 2.78%, 10/02/14	914,157,100,000	KRW	896,165,940
senior note, 2.84%, 12/02/14	404,622,980,000	KRW	396,879,386
senior note, 2.74%, 2/02/15	975,821,950,000	KRW	956,743,362
senior note, 2.76%, 6/02/15	1,835,253,600,000	KRW	1,799,638,118
senior note, 2.90%, 12/02/15	1,053,568,000,000	KRW	1,035,141,096
senior note, 2.78%, 2/02/16	805,900,480,000	KRW	790,184,373
Korea Treasury Bond,
senior bond, 5.25%, 9/10/15	26,000,000,000	KRW	26,276,864
senior bond, 4.00%, 3/10/16	31,259,900,000	KRW	31,286,055
senior bond, 5.00%, 9/10/16	175,000,000,000	KRW	179,692,957
senior note, 3.25%, 12/10/14	212,343,630,000	KRW	208,719,200
senior note, 4.50%, 3/10/15	15,630,000,000	KRW	15,526,606
senior note, 3.25%, 6/10/15	239,917,540,000	KRW	236,407,498
senior note, 4.00%, 9/10/15	82,830,000,000	KRW	82,458,334
senior note, 2.75%, 12/10/15	793,131,600,000	KRW	777,424,342
senior note, 2.75%, 6/10/16	356,138,000,000	KRW	348,896,967

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

senior note, 3.00%, 12/10/16	508,108,700,000	KRW	500,258,827
			10,057,701,269
Sri Lanka 1.0%
Government of Sri Lanka,
8.25%, 3/01/17	907,610,000	LKR	7,005,336
10.60%, 7/01/19	368,000,000	LKR	3,008,964
11.20%, 7/01/22	1,288,300,000	LKR	10,561,294
A, 11.25%, 7/15/14	23,159,500,000	LKR	178,513,746
A, 11.75%, 3/15/15	166,090,000	LKR	1,318,868
A, 6.50%, 7/15/15	3,488,190,000	LKR	26,582,335
A, 11.00%, 8/01/15	15,208,000,000	LKR	121,552,039
A, 8.50%, 11/01/15	2,571,370,000	LKR	20,041,995
A, 6.40%, 8/01/16	2,094,100,000	LKR	15,695,472
A, 5.80%, 1/15/17	2,419,800,000	LKR	17,619,354
A, 7.50%, 8/15/18	478,510,000	LKR	3,539,158
A, 8.00%, 11/15/18	6,671,840,000	LKR	49,775,559
A, 9.00%, 5/01/21	10,254,020,000	LKR	76,174,236
B, 6.60%, 6/01/14	759,700,000	LKR	5,826,328
B, 11.00%, 9/01/15	3,443,800,000	LKR	27,589,882
B, 6.40%, 10/01/16	1,421,400,000	LKR	10,594,172
B, 5.80%, 7/15/17	810,400,000	LKR	5,830,872
B, 8.50%, 7/15/18	1,975,710,000	LKR	15,166,377
C, 8.50%, 4/01/18	6,806,070,000	LKR	52,275,732
D, 8.50%, 6/01/18	7,532,460,000	LKR	57,834,159
Sri Lanka Government Bond, 8.00%, 1/01/17	476,700,000	LKR	3,660,574
			710,166,452
[j]Supranational 0.3%
Inter-American Development Bank, senior note, 7.50%, 12/05/24	2,473,000,000	MXN	221,798,065

Sweden 1.5%
Government of Sweden, 4.50%, 8/12/15	6,698,140,000	SEK	1,048,891,490

Ukraine 4.4%
[e]Government of Ukraine,
144A, 7.95%, 6/04/14	391,240,000		391,240,000
144A, 6.875%, 9/23/15	10,500,000		10,053,750
144A, 9.25%, 7/24/17	707,200,000		701,012,000
144A, 7.75%, 9/23/20	181,290,000		171,273,727
senior bond, 144A, 6.58%, 11/21/16	135,700,000		128,640,208
senior bond, 144A, 7.80%, 11/28/22	572,565,000		528,906,919
senior note, 144A, 4.95%, 10/13/15	50,870,000	EUR	65,223,674
senior note, 144A, 6.25%, 6/17/16	349,346,000		331,442,017
senior note, 144A, 6.75%, 11/14/17	82,883,000		78,013,624
senior note, 144A, 7.95%, 2/23/21	554,350,000		526,978,969
senior note, 144A, 7.50%, 4/17/23	273,808,000		251,964,967
			3,184,749,855
Vietnam 0.3%
[e]Government of Vietnam, 144A, 6.75%, 1/29/20	199,780,000		226,744,307

Total Foreign Government and Agency Securities (Cost $50,136,442,595)			53,553,744,935
Quasi-Sovereign and Corporate Bonds 0.7%
Hungary 0.4%
[e]Hungarian Development Bank, senior note, 144A, 6.25%, 10/21/20	250,000,000		276,875,000

South Korea 0.0%†
The Export-Import Bank of Korea,
senior bond, 5.125%, 3/16/15	6,330,000		6,553,228
senior note, 4.625%, 2/20/17	14,090,000	EUR	21,126,514
			27,679,742
Ukraine 0.3%
[e]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	23,747,000		21,847,240

Templeton Income Trust
Statement of Investments, May 31, 2014 (unaudited) (continued)
7.40%, 4/20/18	238,810,000		218,660,406
			240,507,646
Total Quasi-Sovereign and Corporate Bonds (Cost $526,674,853)			545,062,388
Total Investments before Short Term Investments (Cost $50,663,117,448)			54,098,807,323

Short Term Investments 22.9%
Foreign Government and Agency Securities 6.9%
Canada 0.8%
[k]Canada Treasury Bill, 8/28/14	268,050,000	CAD	246,655,444
Government of Canada, 3.00%, 6/01/14	372,551,000	CAD	343,664,339
			590,319,783
Hungary 0.0%†
[k]Hungary Treasury Bill, 6/25/14	7,148,720,000	HUF	32,138,664
Malaysia 0.7%
[k]Bank of Negara Monetary Notes, 4/28/15 - 5/05/15	1,734,900,000	MYR	524,929,392
Philippines 0.7%
[k]Philippine Treasury Bills, 7/02/14 - 4/08/15	21,202,250,000	PHP	481,871,395
Singapore 3.1%
[k]Monetary Authority of Singapore Treasury Bills, 7/11/14 - 9/30/14	2,780,488,000	SGD	2,216,048,622

Sweden 1.6%
[k]Sweden Treasury Bills, 8/20/14 - 9/17/14	7,746,060,000	SEK	1,155,926,587
Total Foreign Government and Agency Securities (Cost $5,028,181,669)			5,001,234,443
U.S. Government and Agency Securities (Cost $ 1,217,612,031) 1.7%
United States 1.7%
[k]FHLB, 6/04/14 - 6/06/14	1,217,617,000		1,217,615,134
Total Investments before Money Market Funds (Cost $56,908,911,148)			60,317,656,900
	Shares
Money Market Funds (Cost $10,273,097,021) 14.3%
United States 14.3%
[l,m]Institutional Fiduciary Trust Money Market Portfolio	10,273,097,021		10,273,097,021
Total Investments (Cost $67,182,008,169) 98.0%			70,590,753,921
Other Assets, less Liabilities 2.0%			1,420,427,565
Net Assets 100.0%			$72,011,181,486

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Principal amount is stated in 1,000 Brazilian Real Units.
b Redemption price at maturity is adjusted for inflation.
c A portion or all of the security purchased on a delayed delivery basis.
d Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2014, the aggregate value of these securities was $586,714,086, representing 0.81% of net assets.
e Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2014, the aggregate value of these securities was $6,892,940,151, representing 9.57% of net assets.
f Principal amount is stated in 100 Mexican Peso Units.
g Principal amount of security is adjusted for inflation.
h Principal amount is stated in 100 Unidad de Inversion Units.

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

i The coupon rate shown represents the rate at period end. j A supranational organization is an entity formed by two or more central governments through international treaties. k The security is traded on a discount basis with no stated coupon rate. l Non-income producing. m The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At May 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts

	Counter-					Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Contract Amount*		Date	Appreciation	Depreciation
Chilean Peso	JPHQ	Buy	31,264,830,000	60,956,970		6/03/14	$-	$(4,078,870)
Chilean Peso	JPHQ	Sell	31,264,830,000	57,031,795		6/03/14	153,695	-
Chilean Peso	MSCO	Buy	26,179,074,000	45,988,711		6/03/14	1,637,199	-
Chilean Peso	MSCO	Sell	26,179,074,000	47,772,033		6/03/14	146,122	-
Indian Rupee	CITI	Buy	1,585,066,500	25,080,166		6/03/14	1,683,605	-
Indian Rupee	CITI	Sell	1,585,066,500	26,850,288		6/03/14	86,517	-
Indian Rupee	DBAB	Buy	4,439,003,000	70,484,979		6/03/14	4,467,372	-
Indian Rupee	DBAB	Sell	4,439,003,000	75,194,644		6/03/14	242,293	-
Indian Rupee	HSBK	Buy	6,089,994,500	96,296,678		6/03/14	6,532,584	-
Indian Rupee	HSBK	Sell	6,089,994,500	103,161,671		6/03/14	332,409	-
Swedish Krona	BZWS	Buy	1,266,479,512	146,303,877	EUR	6/03/14	-	(10,208,611)
Chilean Peso	BZWS	Buy	30,271,200,000	53,643,806		6/05/14	1,414,560	-
Chilean Peso	DBAB	Buy	44,641,073,000	87,096,036		6/05/14	-	(5,901,218)
Euro	BZWS	Sell	165,594,422	215,973,640		6/05/14	-	(9,770,313)
Chilean Peso	MSCO	Buy	12,816,000,000	22,715,349		6/06/14	592,303	-
Euro	DBAB	Sell	196,930,000	259,746,731		6/06/14	-	(8,714,425)
Malaysian Ringgit	DBAB	Buy	28,167,000	8,929,998		6/06/14	-	(174,207)
Polish Zloty	DBAB	Buy	354,200,000	81,488,980	EUR	6/06/14	5,506,708	-
Euro	GSCO	Sell	102,043,700	133,899,702		6/09/14	-	(5,208,661)
Indian Rupee	DBAB	Buy	2,510,663,000	41,130,765		6/09/14	1,230,187	-
Indian Rupee	JPHQ	Buy	2,575,440,000	42,342,148		6/09/14	1,111,748	-
Japanese Yen	CITI	Sell	28,538,800,000	287,776,545		6/09/14	7,348,293	-
Japanese Yen	HSBK	Sell	42,738,600,000	431,659,428		6/09/14	11,700,954	-
Japanese Yen	JPHQ	Buy	28,652,300,000	281,082,645		6/09/14	460,882	-
Japanese Yen	JPHQ	Sell	28,652,300,000	287,774,820		6/09/14	6,231,293	-
Mexican Peso	CITI	Buy	1,672,699,230	126,382,618		6/09/14	3,622,607	-
Singapore Dollar	DBAB	Buy	150,355,000	119,991,221		6/09/14	-	(86,122)
Singapore Dollar	GSCO	Buy	87,786,250	69,971,505		6/09/14	36,271	-
Japanese Yen	BZWS	Sell	35,594,850,000	365,764,898		6/10/14	16,000,226	-
Japanese Yen	HSBK	Sell	37,908,340,000	391,890,378		6/10/14	19,392,724	-
Japanese Yen	JPHQ	Buy	13,500,000,000	132,437,338		6/10/14	217,332	-
Japanese Yen	JPHQ	Sell	25,707,090,000	261,260,367		6/10/14	8,655,512	-
Mexican Peso	CITI	Buy	1,670,822,000	126,046,501		6/10/14	3,802,528	-
Swedish Krona	DBAB	Buy	879,900,000	100,929,112	EUR	6/10/14	-	(6,130,390)
Euro	GSCO	Sell	104,415,800	138,340,493		6/11/14	-	(4,001,018)
Japanese Yen	DBAB	Sell	12,553,300,000	130,632,909		6/11/14	7,279,999	-
Japanese Yen	JPHQ	Buy	35,122,020,000	344,526,059		6/11/14	594,617	-
Japanese Yen	JPHQ	Sell	35,122,020,000	365,764,458		6/11/14	20,643,783	-
Polish Zloty	CITI	Buy	61,037,800	13,918,728	EUR	6/11/14	1,111,625	-
Swedish Krona	MSCO	Buy	408,080,000	46,486,302	EUR	6/11/14	-	(2,404,396)
Mexican Peso	CITI	Buy	3,397,747,360	256,714,696		6/12/14	7,301,615	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Polish Zloty	DBAB	Buy	312,838,000	71,855,663	EUR	6/12/14	4,985,162	-
Swedish Krona	MSCO	Buy	1,321,532,600	150,281,892	EUR	6/12/14	-	(7,435,203)
Euro	DBAB	Sell	70,474,000	93,571,854		6/13/14	-	(2,499,207)
Indian Rupee	JPHQ	Buy	2,855,265,000	46,329,518		6/13/14	1,821,871	-
Mexican Peso	CITI	Buy	2,115,692,400	157,978,271		6/13/14	6,405,062	-
Swedish Krona	BZWS	Buy	730,984,000	82,660,575	EUR	6/13/14	-	(3,480,074)
Swedish Krona	MSCO	Buy	1,256,674,700	139,461,780	EUR	6/13/14	-	(2,377,701)
Japanese Yen	CITI	Sell	4,208,470,000	44,299,684		6/16/14	2,944,562	-
Malaysian Ringgit	HSBK	Buy	418,125,000	130,330,092		6/16/14	-	(409,957)
Swedish Krona	MSCO	Buy	639,689,800	72,905,769	EUR	6/16/14	-	(3,825,698)
Japanese Yen	JPHQ	Buy	14,811,300,000	145,295,003		6/17/14	251,231	-
Japanese Yen	JPHQ	Sell	14,811,300,000	156,758,216		6/17/14	11,211,982	-
Swedish Krona	DBAB	Buy	433,849,000	47,846,859	EUR	6/17/14	-	(415,800)
Swedish Krona	MSCO	Buy	253,752,800	29,159,116	EUR	6/18/14	-	(1,844,354)
Singapore Dollar	JPHQ	Buy	135,883,000	107,367,315		6/19/14	996,655	-
Swedish Krona	DBAB	Buy	2,433,000,000	274,142,552	EUR	6/19/14	-	(10,277,976)
Swedish Krona	UBSW	Buy	1,880,000,000	216,232,381	EUR	6/19/14	-	(13,940,050)
Euro	BZWS	Sell	19,959,932	26,800,201		6/20/14	-	(409,064)
Japanese Yen	DBAB	Sell	24,749,910,000	240,884,414		6/20/14	-	(2,330,145)
Mexican Peso	CITI	Buy	1,314,260,000	98,736,364		6/20/14	3,321,314	-
Singapore Dollar	HSBK	Buy	163,895,000	130,178,713		6/20/14	524,265	-
Singapore Dollar	DBAB	Buy	205,097,300	163,437,166		6/23/14	123,821	-
Swedish Krona	MSCO	Buy	630,587,640	72,021,065	EUR	6/23/14	-	(3,990,396)
South Korean Won	JPHQ	Buy	48,039,490,000	41,589,031		6/24/14	5,414,808	-
South Korean Won	JPHQ	Sell	48,039,490,000	44,363,938		6/24/14	-	(2,639,901)
Swedish Krona	MSCO	Buy	844,220,000	97,513,139	EUR	6/24/14	-	(6,833,742)
Swedish Krona	UBSW	Buy	425,170,000	48,604,744	EUR	6/25/14	-	(2,753,917)
Indian Rupee	DBAB	Buy	3,034,046,000	49,104,130		6/26/14	1,980,105	-
South Korean Won	DBAB	Buy	129,184,000,000	110,574,339		6/27/14	15,804,885	-
South Korean Won	DBAB	Sell	129,184,000,000	119,162,439		6/27/14	-	(7,216,785)
Swedish Krona	CITI	Buy	1,258,232,801	141,688,894	EUR	6/27/14	-	(5,224,964)
Indian Rupee	DBAB	Buy	4,531,850,796	74,028,681		6/30/14	2,234,290	-
Indian Rupee	JPHQ	Buy	7,341,887,767	123,109,558		6/30/14	704,882	(263,555)
Japanese Yen	BZWS	Sell	11,637,164,000	119,600,863		6/30/14	5,236,553	-
Swedish Krona	DBAB	Buy	1,236,000,000	140,617,154	EUR	6/30/14	-	(7,093,537)
Swedish Krona	UBSW	Buy	1,104,669,000	124,690,325	EUR	6/30/14	-	(4,996,308)
Indian Rupee	HSBK	Buy	3,044,997,250	51,406,674		7/03/14	-	(188,070)
Indian Rupee	HSBK	Buy	2,287,801,000	37,394,895		7/07/14	1,063,944	-
Malaysian Ringgit	HSBK	Buy	497,925,000	153,746,989		7/07/14	820,580	-
Philippine Peso	HSBK	Buy	2,511,000,000	57,512,597		7/07/14	-	(251,724)
Chilean Peso	DBAB	Buy	24,066,765,000	44,403,625		7/09/14	-	(792,958)
Euro	JPHQ	Sell	117,193,824	150,580,000		7/10/14	-	(9,176,941)
Mexican Peso	CITI	Buy	2,259,375,169	170,227,246		7/10/14	4,934,048	-
Singapore Dollar	HSBK	Buy	165,273,000	129,600,471		7/14/14	2,201,698	-
Indian Rupee	DBAB	Buy	2,891,384,000	47,089,794		7/15/14	1,456,756	-
Mexican Peso	CITI	Buy	1,223,598,018	92,294,778		7/15/14	2,526,224	-
Euro	BZWS	Sell	100,903,000	131,920,582		7/16/14	-	(5,629,781)
Euro	GSCO	Sell	91,986,000	120,355,402		7/16/14	-	(5,039,361)
Euro	MSCO	Sell	100,845,000	131,563,395		7/16/14	-	(5,907,903)
Indian Rupee	DBAB	Buy	3,845,730,000	62,565,767		7/17/14	1,984,815	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Euro	BZWS	Sell	158,260,000	208,151,465		7/18/14	-	(7,588,056)
Euro	GSCO	Sell	91,986,000	121,117,046		7/18/14	-	(4,277,972)
Indian Rupee	JPHQ	Buy	2,057,100,000	33,510,734		7/21/14	996,839	-
Euro	DBAB	Sell	87,055,000	114,200,490		7/22/14	-	(4,473,088)
Euro	MSCO	Sell	94,240,000	123,448,746		7/22/14	-	(5,019,441)
Indian Rupee	DBAB	Buy	725,918,000	11,770,053		7/22/14	405,285	-
Indian Rupee	JPHQ	Buy	1,454,842,000	23,642,320		7/22/14	758,773	-
Malaysian Ringgit	DBAB	Buy	193,897,100	59,701,059		7/22/14	443,395	-
Euro	DBAB	Sell	89,314,817	117,361,456		7/23/14	-	(4,392,834)
Japanese Yen	CITI	Sell	14,729,205,625	148,052,625		7/24/14	3,277,579	-
Japanese Yen	JPHQ	Buy	22,694,000,000	222,673,574		7/24/14	388,346	-
Japanese Yen	JPHQ	Sell	22,694,000,000	227,782,796		7/24/14	4,720,877	-
Singapore Dollar	JPHQ	Buy	136,940,000	107,190,382		7/24/14	2,016,888	-
Euro	DBAB	Sell	57,486,735	76,040,345		7/25/14	-	(2,325,945)
Euro	GSCO	Sell	53,052,700	70,234,347		7/25/14	-	(2,087,437)
Japanese Yen	JPHQ	Sell	7,902,175,000	79,719,294		7/25/14	2,047,383	-
Malaysian Ringgit	DBAB	Buy	6,261,000	1,943,987		7/25/14	-	(2,199)
Chilean Peso	DBAB	Buy	17,914,400,000	32,330,626		7/28/14	64,047	-
Euro	BZWS	Sell	69,060,000	91,463,064		7/28/14	-	(2,680,263)
Euro	CITI	Sell	97,037,945	128,509,777		7/28/14	-	(3,773,383)
Chilean Peso	MSCO	Buy	10,226,011,000	19,325,354		7/29/14	-	(835,645)
Euro	BZWS	Sell	8,238,187	10,920,870		7/29/14	-	(309,525)
Euro	DBAB	Sell	2,245,099	2,975,542		7/29/14	-	(85,004)
Japanese Yen	BZWS	Sell	13,069,570,000	131,672,712		7/29/14	3,206,037	-
Chilean Peso	DBAB	Buy	10,855,470,000	19,326,099		7/30/14	299,816	-
Chilean Peso	JPHQ	Buy	23,075,040,000	41,338,302		7/30/14	379,725	-
Indian Rupee	HSBK	Buy	2,267,330,000	36,372,547		7/30/14	1,609,361	-
Malaysian Ringgit	JPHQ	Buy	6,585,000	2,020,993		7/30/14	20,731	-
Mexican Peso	CITI	Buy	1,772,466,150	135,117,102		7/30/14	2,064,504	-
Swedish Krona	BZWS	Buy	968,454,000	109,868,061	EUR	7/30/14	-	(5,200,149)
Chilean Peso	JPHQ	Buy	24,540,000,000	44,124,786		7/31/14	237,439	-
Chilean Peso	MSCO	Buy	19,976,960,000	37,547,148		7/31/14	-	(1,433,766)
Euro	JPHQ	Sell	236,418,000	314,297,635		7/31/14	-	(7,991,029)
Indian Rupee	DBAB	Buy	2,408,894,996	39,023,653		7/31/14	1,322,968	-
Indian Rupee	JPHQ	Buy	5,912,162,767	99,369,090		7/31/14	-	(346,182)
Malaysian Ringgit	HSBK	Buy	31,057,000	9,470,619		7/31/14	158,165	-
Chilean Peso	DBAB	Buy	21,710,940,000	38,916,864		8/01/14	327,281	-
Euro	DBAB	Sell	72,100,000	95,792,781		8/01/14	-	(2,495,174)
Euro	GSCO	Sell	236,417,000	313,845,932		8/01/14	-	(8,441,771)
Euro	BZWS	Sell	21,388,935	28,401,297		8/04/14	-	(756,574)
Euro	HSBK	Sell	236,418,000	313,355,510		8/04/14	-	(8,934,760)
Euro	BZWS	Sell	202,258,000	268,242,650		8/05/14	-	(7,480,292)
Euro	MSCO	Sell	8,856,901	11,732,958		8/05/14	-	(340,981)
Chilean Peso	DBAB	Buy	13,711,100,000	23,975,484		8/06/14	796,225	-
Euro	JPHQ	Sell	254,839,100	337,076,442		8/06/14	-	(10,326,746)
Indian Rupee	HSBK	Buy	1,251,285,000	20,427,475		8/06/14	509,277	-
Indian Rupee	JPHQ	Buy	792,240,000	12,929,253		8/06/14	326,666	-
Japanese Yen	MSCO	Sell	1,969,700,000	19,904,404		8/06/14	542,330	-
Malaysian Ringgit	HSBK	Buy	518,518,000	155,578,247		8/06/14	5,116,161	-
Malaysian Ringgit	JPHQ	Buy	13,600,000	4,100,461		8/06/14	114,328	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Indian Rupee	CITI	Buy	1,569,772,500	25,722,379		8/07/14	538,976	-
Indian Rupee	DBAB	Buy	1,979,778,000	32,411,542		8/07/14	708,960	-
Indian Rupee	HSBK	Buy	541,250,000	8,858,791		8/07/14	195,998	-
Malaysian Ringgit	HSBK	Buy	137,320,000	40,948,263		8/07/14	1,605,852	-
Singapore Dollar	DBAB	Buy	139,923,000	110,312,830		8/07/14	1,274,338	-
Singapore Dollar	HSBK	Buy	139,904,000	110,334,385		8/07/14	1,237,631	-
Euro	CITI	Sell	115,434,119	153,677,443		8/08/14	-	(3,685,697)
Chilean Peso	BZWS	Buy	20,031,600,000	37,229,997		8/11/14	-	(1,056,802)
Chilean Peso	JPHQ	Buy	13,008,500,000	24,403,902		8/11/14	-	(913,067)
Euro	CITI	Sell	30,267,305	40,330,730		8/11/14	-	(930,692)
Euro	DBAB	Sell	226,679,000	302,242,445		8/11/14	-	(6,774,097)
Euro	JPHQ	Sell	295,609,000	393,638,857		8/11/14	-	(9,345,412)
Malaysian Ringgit	DBAB	Buy	200,633,268	60,005,164		8/11/14	2,152,414	-
Malaysian Ringgit	HSBK	Buy	82,678,945	24,701,739		8/11/14	912,771	-
Mexican Peso	CITI	Buy	2,260,406,280	167,727,334		8/11/14	7,059,479	-
Mexican Peso	MSCO	Buy	1,646,149,000	125,824,473		8/11/14	1,464,652	-
Singapore Dollar	HSBK	Buy	190,826,500	150,422,907		8/11/14	1,759,851	-
Swedish Krona	MSCO	Buy	326,410,000	37,014,231	EUR	8/11/14	-	(1,738,349)
Chilean Peso	DBAB	Buy	11,009,800,000	19,505,359		8/12/14	374,265	-
Euro	BZWS	Sell	28,000,000	37,468,200		8/12/14	-	(702,402)
Euro	GSCO	Sell	171,944,000	230,205,505		8/12/14	-	(4,194,711)
Indian Rupee	DBAB	Buy	4,385,197,150	71,934,115		8/12/14	1,366,297	-
Indian Rupee	HSBK	Buy	1,292,616,000	21,203,879		8/12/14	402,741	-
Malaysian Ringgit	HSBK	Buy	62,400,000	18,956,770		8/12/14	373,885	-
Malaysian Ringgit	JPHQ	Buy	116,351,000	35,371,496		8/12/14	672,431	-
Mexican Peso	CITI	Buy	1,374,921,000	105,325,647		8/12/14	982,595	-
Singapore Dollar	BZWS	Buy	38,999,058	30,703,085		8/12/14	398,412	-
Singapore Dollar	DBAB	Buy	278,683,950	220,199,076		8/12/14	2,049,572	-
South Korean Won	HSBK	Buy	184,161,000,000	15,657,818,664	JPY	8/12/14	25,791,937	-
Swedish Krona	UBSW	Buy	891,973,049	101,631,977	EUR	8/12/14	-	(5,411,903)
Indian Rupee	HSBK	Buy	982,620,000	16,110,109		8/13/14	312,052	-
Indian Rupee	JPHQ	Buy	2,855,265,000	46,835,263		8/13/14	883,714	-
Malaysian Ringgit	DBAB	Buy	176,076,402	53,091,030		8/13/14	1,451,338	-
Singapore Dollar	DBAB	Buy	54,530,000	43,021,696		8/13/14	465,666	-
Singapore Dollar	DBAB	Buy	95,420,000	75,415,926		8/14/14	681,049	-
Euro	MSCO	Sell	144,241,718	191,407,317		8/15/14	-	(5,228,890)
Mexican Peso	MSCO	Buy	710,284,000	53,922,550		8/15/14	983,771	-
Chilean Peso	DBAB	Buy	20,505,700,000	36,415,734		8/18/14	588,257	-
Euro	JPHQ	Sell	142,058,430	188,419,199		8/18/14	-	(5,241,385)
Singapore Dollar	BZWS	Buy	112,084,000	88,255,118		8/18/14	1,131,646	-
Euro	BZWS	Sell	186,465,000	247,094,095		8/19/14	-	(7,103,883)
Indian Rupee	DBAB	Buy	988,229,000	16,373,742		8/19/14	125,615	-
Indian Rupee	JPHQ	Buy	4,405,988,000	73,050,228		8/19/14	511,638	-
Japanese Yen	DBAB	Sell	9,637,940,000	98,189,024		8/19/14	3,440,441	-
Mexican Peso	DBAB	Buy	1,413,199,480	105,223,147		8/19/14	3,986,744	-
Singapore Dollar	DBAB	Buy	84,117,000	66,348,793		8/19/14	734,407	-
Singapore Dollar	HSBK	Buy	84,114,500	66,357,289		8/19/14	723,917	-
Chilean Peso	JPHQ	Buy	53,128,167,200	99,041,161		8/20/14	117,938	(3,304,290)
Chilean Peso	MSCO	Buy	9,984,130,000	18,761,167		8/20/14	-	(747,617)
Euro	DBAB	Sell	148,587,110	198,444,029		8/20/14	-	(4,117,256)

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Euro	JPHQ	Sell	207,184,000	276,806,111		8/20/14	-	(5,637,347)
Japanese Yen	HSBK	Sell	19,192,069,750	197,856,389		8/20/14	9,181,918	-
Japanese Yen	JPHQ	Buy	8,717,091,000	85,546,804		8/20/14	149,661	-
Japanese Yen	JPHQ	Sell	13,048,709,000	134,228,636		8/20/14	5,948,659	-
Mexican Peso	CITI	Buy	2,310,635,000	174,263,588		8/20/14	4,285,202	-
Euro	JPHQ	Sell	141,425,000	189,056,233		8/21/14	-	(3,741,550)
Indian Rupee	DBAB	Buy	900,181,000	15,181,142		8/21/14	-	(156,841)
Indian Rupee	HSBK	Buy	3,869,965,050	65,287,217		8/21/14	-	(696,295)
Indian Rupee	JPHQ	Buy	4,113,949,900	69,426,723		8/21/14	-	(763,619)
Malaysian Ringgit	HSBK	Buy	571,500,000	170,642,859		8/21/14	6,293,038	-
Malaysian Ringgit	JPHQ	Buy	177,750,000	53,081,885		8/21/14	1,949,359	-
Mexican Peso	HSBK	Buy	1,245,700,000	92,834,520		8/21/14	3,416,665	-
Japanese Yen	BZWS	Sell	4,322,430,000	44,579,517		8/22/14	2,085,778	-
Mexican Peso	HSBK	Buy	543,754,960	40,517,348		8/22/14	1,493,642	-
Polish Zloty	DBAB	Buy	318,369,688	73,574,064	EUR	8/22/14	3,983,620	-
South Korean Won	JPHQ	Buy	193,500,000,000	170,109,890		8/22/14	18,619,042	-
South Korean Won	JPHQ	Sell	193,500,000,000	178,249,014		8/22/14	-	(10,479,918)
Euro	BZWS	Sell	140,858,555	188,833,570		8/25/14	-	(3,192,962)
Japanese Yen	CITI	Sell	8,636,095,000	88,902,220		8/25/14	3,999,253	-
Japanese Yen	DBAB	Sell	4,271,575,000	43,952,575		8/25/14	1,957,972	-
Japanese Yen	HSBK	Sell	8,572,756,000	88,024,109		8/25/14	3,743,839	-
Mexican Peso	DBAB	Buy	1,242,200,000	92,398,096		8/25/14	3,553,544	-
Euro	GSCO	Sell	188,527,791	251,661,978		8/26/14	-	(5,350,336)
Japanese Yen	BZWS	Sell	12,841,448,000	130,635,280		8/26/14	4,387,928	-
Japanese Yen	JPHQ	Sell	8,617,736,000	87,666,373		8/26/14	2,943,346	-
Malaysian Ringgit	HSBK	Buy	957,079,700	284,168,557		8/26/14	12,043,127	-
Swedish Krona	UBSW	Buy	335,000,000	38,159,244	EUR	8/26/14	-	(2,026,640)
Chilean Peso	DBAB	Buy	13,753,090,000	24,402,218		8/27/14	394,395	-
Euro	CITI	Sell	43,010,799	57,494,686		8/27/14	-	(1,140,270)
Euro	HSBK	Sell	195,181,803	260,912,711		8/27/14	-	(5,171,079)
Euro	JPHQ	Sell	69,055,954	92,343,693		8/27/14	-	(1,797,613)
Indian Rupee	DBAB	Buy	3,034,046,000	51,176,864		8/27/14	-	(588,353)
Japanese Yen	DBAB	Sell	8,644,374,000	87,582,310		8/27/14	2,596,846	-
Japanese Yen	HSBK	Sell	14,893,097,250	150,912,453		8/27/14	4,493,894	-
Japanese Yen	JPHQ	Sell	10,357,462,000	105,085,220		8/27/14	3,257,867	-
Malaysian Ringgit	JPHQ	Buy	227,033,719	67,603,764		8/27/14	2,657,398	-
Mexican Peso	HSBK	Buy	545,438,860	40,518,431		8/27/14	1,606,683	-
Singapore Dollar	DBAB	Buy	357,435,000	281,462,517		8/27/14	3,593,561	-
Chilean Peso	JPHQ	Buy	10,953,800,000	19,418,188		8/28/14	329,419	-
Indian Rupee	DBAB	Buy	2,408,894,996	40,272,423		8/28/14	-	(114,134)
Indian Rupee	HSBK	Buy	4,401,908,000	73,577,281		8/28/14	-	(193,802)
Indian Rupee	JPHQ	Buy	5,912,162,767	98,887,095		8/28/14	-	(326,409)
Chilean Peso	CITI	Buy	53,031,580,000	98,969,058		8/29/14	-	(3,372,930)
Euro	DBAB	Sell	60,147,806	80,321,380		8/29/14	-	(1,676,077)
Japanese Yen	JPHQ	Sell	6,909,339,000	71,109,706		8/29/14	3,180,965	-
Malaysian Ringgit	HSBK	Buy	497,807,504	146,186,093		8/29/14	7,853,069	-
Mexican Peso	CITI	Buy	4,966,565,800	365,581,566		8/29/14	17,934,100	-
Mexican Peso	HSBK	Buy	603,492,100	44,092,358		8/29/14	2,508,993	-
Philippine Peso	JPHQ	Buy	2,519,000,000	56,734,234		8/29/14	671,602	-
Polish Zloty	DBAB	Buy	207,553,629	47,729,937	EUR	8/29/14	2,887,963	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Swedish Krona	BZWS	Buy	1,007,491,500	112,756,600	EUR	8/29/14	-	(3,367,546)
Swedish Krona	UBSW	Buy	485,000,000	53,627,900	EUR	9/02/14	-	(735,515)
Euro	DBAB	Sell	88,663,500	117,417,073		9/03/14	-	(3,456,199)
Indian Rupee	CITI	Buy	1,585,066,500	26,500,146		9/03/14	-	(107,151)
Indian Rupee	DBAB	Buy	4,439,003,000	74,263,729		9/03/14	-	(349,743)
Indian Rupee	HSBK	Buy	3,044,997,250	50,920,964		9/03/14	-	(218,613)
Mexican Peso	HSBK	Buy	615,247,100	44,898,716		9/03/14	2,591,118	-
Chilean Peso	DBAB	Buy	24,487,480,000	42,996,163		9/05/14	1,114,384	-
Euro	DBAB	Sell	104,415,800	137,796,487		9/05/14	-	(4,552,228)
Polish Zloty	DBAB	Buy	166,560,000	38,147,588	EUR	9/05/14	2,505,292	-
Swedish Krona	DBAB	Buy	1,217,000,000	138,437,038	EUR	9/05/14	-	(7,128,306)
Chilean Peso	DBAB	Buy	12,019,520,000	21,094,279		9/08/14	550,533	-
Singapore Dollar	GSCO	Buy	87,786,250	69,486,880		9/10/14	524,217	-
Singapore Dollar	HSBK	Buy	240,069,100	189,239,398		9/15/14	2,221,129	-
Chilean Peso	DBAB	Buy	23,672,830,000	40,640,052		9/17/14	1,951,365	-
Chilean Peso	JPHQ	Buy	25,881,000,000	44,354,756		9/17/14	2,209,532	-
Japanese Yen	BZWS	Sell	24,270,000,000	246,546,119		9/18/14	7,902,700	-
Swedish Krona	DBAB	Buy	433,883,000	48,826,058	EUR	9/18/14	-	(1,830,883)
Euro	BZWS	Sell	58,343,508	77,946,927		9/19/14	-	(1,594,494)
Singapore Dollar	HSBK	Buy	217,756,000	172,003,160		9/19/14	1,662,997	-
Swedish Krona	BZWS	Buy	1,880,000,000	212,527,838	EUR	9/22/14	-	(9,265,244)
Euro	DBAB	Sell	203,050,000	275,502,301		9/23/14	-	(1,324,192)
Hungarian Forint	JPHQ	Buy	9,861,822,000	32,531,163	EUR	9/23/14	-	(171,517)
South Korean Won	HSBK	Buy	8,776,000,000	7,974,557		9/23/14	571,072	-
South Korean Won	HSBK	Sell	8,776,000,000	8,065,806		9/23/14	-	(479,823)
South Korean Won	JPHQ	Buy	126,300,000,000	114,797,310		9/23/14	8,187,299	-
South Korean Won	JPHQ	Sell	126,300,000,000	116,234,125		9/23/14	-	(6,750,483)
Euro	BZWS	Sell	87,741,063	118,780,341		9/24/14	-	(840,957)
Hungarian Forint	JPHQ	Buy	7,894,536,000	25,778,919	EUR	9/25/14	218,112	-
Euro	CITI	Sell	7,237,832	9,963,817		9/26/14	96,114	-
Euro	DBAB	Sell	176,088,661	237,618,441		9/26/14	-	(2,452,135)
Malaysian Ringgit	DBAB	Buy	210,507,000	64,404,773		9/26/14	623,948	-
Malaysian Ringgit	HSBK	Buy	218,283,000	66,743,006		9/26/14	687,836	-
Mexican Peso	HSBK	Buy	1,303,182,600	98,386,075		9/26/14	2,017,317	-
South Korean Won	HSBK	Buy	129,609,000,000	118,580,970		9/26/14	7,606,526	-
South Korean Won	HSBK	Sell	129,609,000,000	119,109,498		9/26/14	-	(7,077,998)
Swedish Krona	CITI	Buy	150,300,000	16,900,933	EUR	9/26/14	-	(619,225)
Euro	BZWS	Sell	151,820,000	205,101,229		9/29/14	-	(1,884,031)
Japanese Yen	JPHQ	Sell	8,250,436,116	83,969,631		9/29/14	2,837,844	-
Chilean Peso	DBAB	Buy	11,405,180,000	21,786,399		9/30/14	-	(1,293,450)
Euro	DBAB	Sell	371,450,000	501,594,937		9/30/14	-	(4,826,122)
Euro	GSCO	Sell	102,050,000	137,697,086		9/30/14	-	(1,434,074)
Euro	HSBK	Sell	135,560,000	183,262,208		9/30/14	-	(1,555,233)
Japanese Yen	JPHQ	Sell	2,117,676,000	21,476,900		9/30/14	652,294	-
Euro	DBAB	Sell	3,565,000	4,839,131		10/03/14	-	(21,289)
Chilean Peso	DBAB	Buy	12,117,060,000	21,599,037		10/06/14	159,863	-
Euro	DBAB	Sell	67,415,000	91,718,108		10/07/14	-	(194,412)
Euro	JPHQ	Sell	210,255,000	286,738,410		10/07/14	80,148	-
Euro	DBAB	Sell	319,800,000	434,409,924		10/09/14	-	(1,602,150)
Euro	GSCO	Sell	102,935,000	139,842,344		10/09/14	-	(498,190)

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Chilean Peso	MSCO	Buy	24,383,100,000	43,795,420		10/10/14	-	(27,733)
Euro	JPHQ	Sell	102,960,000	139,349,668		10/14/14	-	(1,026,507)
Japanese Yen	JPHQ	Buy	19,676,275,000	193,179,274		10/17/14	335,174	-
Japanese Yen	JPHQ	Sell	19,676,275,000	189,320,559		10/17/14	-	(4,193,890)
Chilean Peso	CITI	Buy	8,534,203,142	16,402,466		10/20/14	-	(1,098,977)
Euro	HSBK	Sell	137,930,000	187,313,078		10/20/14	-	(743,869)
Japanese Yen	JPHQ	Buy	37,163,677,500	364,879,212		10/20/14	630,224	-
Japanese Yen	JPHQ	Sell	37,163,677,500	378,603,072		10/20/14	13,093,636	-
Malaysian Ringgit	JPHQ	Buy	244,314,016	75,532,681		10/20/14	-	(169,118)
Mexican Peso	DBAB	Buy	1,955,968,680	149,139,815		10/21/14	1,253,488	-
Japanese Yen	BZWS	Sell	9,218,756,500	94,531,958		10/22/14	3,863,022	-
Malaysian Ringgit	HSBK	Buy	190,522,200	59,404,527		10/22/14	-	(641,179)
Malaysian Ringgit	JPHQ	Buy	903,500,000	27,548,076,400	JPY	10/22/14	7,726,583	-
Mexican Peso	DBAB	Buy	1,798,400,870	136,656,601		10/22/14	1,610,253	-
Mexican Peso	CITI	Buy	629,982,970	47,488,540		10/23/14	942,675	-
Chilean Peso	CITI	Buy	22,313,350,000	42,827,927		10/24/14	-	(2,831,841)
Euro	DBAB	Sell	107,566,000	148,547,570		10/24/14	1,888,302	-
Euro	JPHQ	Sell	7,387,013	10,159,027		10/24/14	87,313	-
Malaysian Ringgit	DBAB	Buy	136,438,000	42,365,471		10/24/14	-	(288,526)
Malaysian Ringgit	HSBK	Buy	90,961,633	28,091,919		10/24/14	-	(39,707)
Malaysian Ringgit	JPHQ	Buy	32,000,000	9,885,697		10/24/14	-	(17,022)
Chilean Peso	BZWS	Buy	1,883,586,000	3,603,570		10/27/14	-	(228,311)
Euro	BZWS	Sell	280,805,419	388,272,992		10/27/14	5,410,460	-
South Korean Won	JPHQ	Buy	144,472,760,000	134,443,291		10/27/14	5,994,231	-
South Korean Won	JPHQ	Sell	144,472,760,000	132,824,088		10/27/14	-	(7,613,434)
Chilean Peso	DBAB	Buy	3,765,313,000	7,169,294		10/29/14	-	(423,463)
Euro	DBAB	Sell	175,760,000	242,540,012		10/29/14	2,899,990	-
Euro	GSCO	Sell	139,330,000	192,247,534		10/29/14	2,278,006	-
Chilean Peso	DBAB	Buy	7,610,341,800	14,436,219		10/31/14	-	(804,482)
Euro	DBAB	Sell	189,168,918	261,244,167		10/31/14	3,320,609	-
Malaysian Ringgit	JPHQ	Buy	115,374,900	36,077,205		10/31/14	-	(510,967)
Swedish Krona	BZWS	Buy	67,500,000	7,437,566	EUR	10/31/14	-	(74,579)
Euro	DBAB	Sell	11,263,065	15,498,541		11/03/14	141,741	-
Euro	BZWS	Sell	79,210,113	107,123,757		11/05/14	-	(876,970)
Euro	DBAB	Sell	84,940,000	114,868,184		11/05/14	-	(945,080)
Japanese Yen	BZWS	Sell	6,464,800,000	65,926,983		11/05/14	2,337,525	-
Japanese Yen	CITI	Sell	6,474,170,000	66,040,047		11/05/14	2,358,423	-
Japanese Yen	SCNY	Sell	12,949,800,000	132,397,505		11/05/14	5,019,897	-
Euro	DBAB	Sell	65,121,000	88,164,066		11/10/14	-	(627,542)
Japanese Yen	CITI	Sell	9,190,446,650	93,484,352		11/10/14	3,081,462	-
Euro	JPHQ	Sell	101,421,123	135,238,982		11/12/14	-	(3,047,968)
Japanese Yen	HSBK	Sell	6,367,072,000	64,574,767		11/12/14	1,943,424	-
Mexican Peso	CITI	Buy	435,292,000	32,184,251		11/12/14	1,225,821	-
Japanese Yen	JPHQ	Sell	9,028,069,000	91,294,054		11/13/14	2,486,489	-
Japanese Yen	MSCO	Sell	3,400,000,000	34,217,624		11/14/14	772,167	-
Malaysian Ringgit	JPHQ	Buy	338,000,000	103,572,961		11/14/14	533,815	-
Mexican Peso	CITI	Buy	906,059,000	66,641,586		11/14/14	2,890,185	-
Euro	DBAB	Sell	102,118,400	137,269,596		11/17/14	-	(1,969,630)
Euro	MSCO	Sell	144,241,714	194,118,336		11/17/14	-	(2,556,353)
Japanese Yen	CITI	Sell	12,407,760,000	125,305,595		11/17/14	3,249,068	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Japanese Yen	SCNY	Sell	9,153,053,700	92,345,020		11/17/14	2,305,404	-
Euro	DBAB	Sell	37,050,139	49,902,833		11/19/14	-	(615,542)
Japanese Yen	CITI	Sell	13,358,646,000	133,722,857		11/19/14	2,310,462	-
Japanese Yen	DBAB	Sell	10,792,263,000	107,965,816		11/19/14	1,799,583	-
Malaysian Ringgit	DBAB	Buy	79,333,360	24,345,095		11/19/14	82,917	-
Euro	DBAB	Sell	145,693,000	197,173,622		11/20/14	-	(1,481,227)
Euro	JPHQ	Sell	143,015,781	193,584,322		11/20/14	-	(1,420,094)
Japanese Yen	CITI	Sell	15,005,634,000	150,568,272		11/20/14	2,952,973	-
Japanese Yen	HSBK	Sell	2,816,138,000	28,243,002		11/20/14	539,737	-
Japanese Yen	JPHQ	Sell	9,694,306,000	97,205,153		11/20/14	1,839,113	-
Malaysian Ringgit	HSBK	Buy	218,456,900	67,093,643		11/20/14	168,707	-
South Korean Won	JPHQ	Buy	193,500,000,000	180,234,724		11/24/14	7,593,692	-
South Korean Won	JPHQ	Sell	193,500,000,000	177,751,240		11/24/14	-	(10,077,176)
Chilean Peso	DBAB	Buy	19,918,030,000	34,999,174		11/28/14	578,266	-
Euro	DBAB	Sell	277,024,466	375,368,152		11/28/14	-	(2,366,593)
Malaysian Ringgit	JPHQ	Buy	989,102,745	305,228,889		11/28/14	-	(832,242)
Singapore Dollar	DBAB	Buy	132,661,500	105,640,717		11/28/14	169,266	-
Chilean Peso	DBAB	Buy	8,038,300,000	14,099,807		12/01/14	253,916	-
Chilean Peso	DBAB	Buy	8,550,080,000	15,520,203		12/04/14	-	(257,109)
Euro	CITI	Sell	72,203,000	97,831,455		12/04/14	-	(622,166)
Euro	DBAB	Sell	131,065,000	177,628,684		12/04/14	-	(1,087,211)
Euro	CITI	Sell	63,090,000	85,780,319		12/05/14	-	(247,370)
Chilean Peso	DBAB	Buy	16,276,230,000	29,368,874		12/09/14	-	(327,774)
Euro	HSBK	Sell	21,570,052	29,443,121		12/09/14	30,481	-
Euro	SCNY	Sell	226,537,356	309,479,478		12/09/14	576,108	-
Euro	DBAB	Sell	129,470,000	179,706,949		12/12/14	3,161,800	-
Euro	JPHQ	Sell	127,432,000	175,771,418		12/15/14	2,003,754	-
Malaysian Ringgit	DBAB	Buy	151,275,000	46,357,159		12/15/14	150,588	-
Polish Zloty	DBAB	Buy	35,195,600	8,224,424	EUR	12/15/14	234,597	-
Singapore Dollar	DBAB	Buy	150,260,000	120,482,701		12/15/14	-	(633,104)
Mexican Peso	CITI	Buy	2,030,785,800	153,024,324		12/16/14	2,419,988	-
Malaysian Ringgit	JPHQ	Buy	140,706,364	42,739,312		12/17/14	514,074	-
Mexican Peso	CITI	Buy	973,603,510	73,131,789		12/18/14	1,379,697	-
Malaysian Ringgit	JPHQ	Buy	159,282,000	48,227,814		12/19/14	729,920	-
Japanese Yen	DBAB	Sell	24,707,170,000	240,884,580		12/22/14	-	(2,240,246)
Japanese Yen	HSBK	Sell	24,745,070,000	240,884,197		12/22/14	-	(2,613,574)
Malaysian Ringgit	HSBK	Buy	167,392,229	50,602,246		12/23/14	836,027	-
Japanese Yen	BZWS	Sell	12,521,550,000	120,753,653		12/26/14	-	(2,466,401)
Japanese Yen	CITI	Sell	19,533,646,000	188,375,241		12/26/14	-	(3,848,318)
Chilean Peso	DBAB	Buy	12,284,600,000	22,386,515		1/07/15	-	(529,741)
Japanese Yen	DBAB	Sell	10,434,667,000	100,198,454		1/07/15	-	(2,497,397)
Japanese Yen	GSCO	Sell	6,380,360,000	61,520,572		1/08/15	-	(1,274,237)
Malaysian Ringgit	DBAB	Buy	108,664,680	32,385,980		1/08/15	973,992	-
Malaysian Ringgit	JPHQ	Buy	321,901,100	96,066,939		1/08/15	2,756,449	-
Malaysian Ringgit	JPHQ	Buy	173,097,000	51,695,437		1/09/15	1,442,045	-
Chilean Peso	DBAB	Buy	17,261,240,000	31,392,634		1/12/15	-	(696,436)
Chilean Peso	MSCO	Buy	21,679,600,000	39,306,681		1/12/15	-	(753,176)
Euro	CITI	Sell	29,000,000	39,424,050		1/12/15	-	(123,914)
Malaysian Ringgit	JPHQ	Buy	51,876,000	15,508,520		1/12/15	413,581	-
Mexican Peso	CITI	Buy	2,335,652,631	174,042,670		1/12/15	4,351,250	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Euro	SCNY	Sell	49,935,936	67,863,436		1/13/15	-	(235,543)
Japanese Yen	CITI	Sell	3,332,090,000	31,858,591		1/13/15	-	(937,081)
Euro	CITI	Sell	192,914,073	263,404,875		1/14/15	321,992	-
Euro	JPHQ	Sell	26,531,589	36,268,682		1/14/15	86,734	-
Japanese Yen	SCNY	Sell	3,331,470,000	31,886,198		1/14/15	-	(903,692)
Japanese Yen	BZWS	Sell	22,053,780,000	212,661,047		1/15/15	-	(4,404,725)
Japanese Yen	HSBK	Sell	12,607,090,000	121,222,019		1/15/15	-	(2,864,089)
Japanese Yen	JPHQ	Sell	14,336,430,000	138,229,756		1/15/15	-	(2,877,495)
Malaysian Ringgit	JPHQ	Buy	54,220,000	16,265,187		1/15/15	373,378	-
Japanese Yen	DBAB	Sell	25,032,090,000	242,167,133		1/16/15	-	(4,215,263)
Japanese Yen	SCNY	Sell	10,082,050,000	97,578,456		1/16/15	-	(1,655,752)
Malaysian Ringgit	JPHQ	Buy	25,017,400	7,537,859		1/16/15	138,808	-
Japanese Yen	HSBK	Sell	10,034,848,500	96,303,728		1/20/15	-	(2,469,758)
Japanese Yen	JPHQ	Sell	19,676,275,000	189,524,798		1/20/15	-	(4,149,704)
Euro	BZWS	Sell	139,061,000	189,540,143		1/21/15	-	(105,534)
Euro	CITI	Sell	42,223,091	57,310,668		1/22/15	-	(271,617)
Euro	JPHQ	Sell	25,614,073	34,806,323		1/22/15	-	(125,199)
Chilean Peso	DBAB	Buy	20,283,160,000	36,645,276		1/23/15	-	(613,868)
Malaysian Ringgit	HSBK	Buy	149,324,973	44,159,389		1/23/15	1,642,368	-
Chilean Peso	DBAB	Buy	28,770,380,000	50,961,615		1/26/15	131,681	-
Euro	BZWS	Sell	94,940,000	129,719,845		1/27/15	242,295	-
Japanese Yen	GSCO	Sell	15,371,620,000	148,697,654		1/27/15	-	(2,616,294)
Japanese Yen	DBAB	Sell	13,902,366,365	136,164,215		1/28/15	-	(688,149)
Japanese Yen	HSBK	Sell	17,605,035,074	172,031,690		1/28/15	-	(1,269,070)
Euro	CITI	Sell	81,493,700	111,416,149		1/29/15	275,782	-
Euro	DBAB	Sell	58,160,000	79,493,088		1/30/15	174,776	-
Chilean Peso	DBAB	Buy	20,259,910,000	35,744,372		2/04/15	203,587	-
Chilean Peso	DBAB	Buy	28,279,300,000	49,828,732		2/05/15	343,451	-
Malaysian Ringgit	DBAB	Buy	152,706,100	44,775,282		2/05/15	2,027,368	-
Mexican Peso	CITI	Buy	632,490,760	45,640,840		2/05/15	2,575,372	-
Chilean Peso	BZWS	Buy	20,031,600,000	34,584,945		2/09/15	940,580	-
Chilean Peso	DBAB	Buy	31,938,300,000	55,208,816		2/09/15	1,432,933	-
Euro	GSCO	Sell	127,740,000	178,036,348		2/09/15	3,820,074	-
Chilean Peso	BZWS	Buy	16,174,200,000	27,824,187		2/10/15	857,541	-
Euro	CITI	Sell	80,318,000	109,222,039		2/10/15	-	(318,776)
Euro	HSBK	Sell	73,778,000	100,346,196		2/10/15	-	(275,113)
Japanese Yen	CITI	Sell	12,481,439,000	122,935,929		2/10/15	55,278	-
Mexican Peso	CITI	Buy	1,333,051,000	97,939,240		2/10/15	3,641,728	-
Polish Zloty	DBAB	Buy	52,182,000	12,207,744	EUR	2/10/15	271,762	-
South Korean Won	DBAB	Buy	228,000,000,000	21,152,829,190	JPY	2/10/15	12,337,655	-
South Korean Won	HSBK	Buy	184,000,000,000	17,037,683,837	JPY	2/10/15	10,281,792	-
South Korean Won	JPHQ	Buy	523,500,000,000	48,638,855,337	JPY	2/10/15	27,630,419	-
Swedish Krona	BZWS	Buy	652,300,000	73,391,089	EUR	2/10/15	-	(2,919,209)
Euro	BZWS	Sell	150,959,000	205,258,952		2/11/15	-	(625,412)
Polish Zloty	BZWS	Buy	52,182,000	12,200,608	EUR	2/11/15	280,497	-
Chilean Peso	MSCO	Buy	26,354,310,000	45,785,806		2/12/15	939,209	-
Japanese Yen	GSCO	Sell	5,856,880,500	57,363,034		2/12/15	-	(299,499)
Japanese Yen	HSBK	Sell	10,857,850,000	106,530,452		2/12/15	-	(367,944)
Malaysian Ringgit	DBAB	Buy	481,829,000	142,180,681		2/12/15	5,432,920	-
Mexican Peso	MSCO	Buy	2,139,414,000	156,447,093		2/12/15	6,554,222	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

South Korean Won	JPHQ	Buy	861,667,250,000	80,454,458,450	JPY	2/12/15	41,493,027	-
Euro	SCNY	Sell	140,680,000	192,481,190		2/13/15	614,641	-
Japanese Yen	CITI	Sell	37,564,700,000	368,570,447		2/13/15	-	(1,267,548)
Mexican Peso	CITI	Buy	1,155,788,000	84,425,712		2/13/15	3,626,406	-
Chilean Peso	CITI	Buy	20,803,900,000	36,389,540		2/17/15	476,871	-
Chilean Peso	DBAB	Buy	9,810,760,000	17,074,069		2/17/15	311,494	-
Japanese Yen	CITI	Sell	18,760,200,000	183,851,431		2/17/15	-	(856,726)
Mexican Peso	MSCO	Buy	544,517,320	39,803,898		2/17/15	1,666,171	-
Polish Zloty	DBAB	Buy	52,182,000	12,255,049	EUR	2/17/15	200,267	-
Japanese Yen	GSCO	Sell	20,850,739,790	205,397,507		2/18/15	104,417	-
Singapore Dollar	HSBK	Buy	84,114,500	66,546,282		2/18/15	551,451	-
Euro	JPHQ	Sell	145,696,000	199,809,680		2/19/15	1,098,557	-
Malaysian Ringgit	HSBK	Buy	51,597,000	15,365,396		2/19/15	435,341	-
Euro	BZWS	Sell	165,746,000	227,746,606		2/20/15	1,689,127	-
Chilean Peso	MSCO	Buy	12,954,520,000	22,679,482		2/23/15	263,694	-
Euro	GSCO	Sell	74,206,000	102,118,587		2/23/15	909,695	-
Hungarian Forint	DBAB	Buy	11,159,470,000	34,867,896	EUR	2/23/15	2,151,731	-
Malaysian Ringgit	HSBK	Buy	571,500,000	169,725,588		2/23/15	5,245,382	-
Malaysian Ringgit	JPHQ	Buy	177,750,000	52,799,644		2/23/15	1,620,461	-
Chilean Peso	JPHQ	Buy	18,232,450,000	31,941,924		2/24/15	345,615	-
Japanese Yen	HSBK	Sell	6,688,700,000	65,561,350		2/24/15	-	(298,403)
South Korean Won	JPHQ	Buy	743,500,000,000	69,524,967,271	JPY	2/24/15	34,337,634	-
Chilean Peso	MSCO	Buy	22,054,300,000	38,465,684		2/25/15	586,446	-
Japanese Yen	BZWS	Sell	9,408,100,000	91,853,551		2/25/15	-	(783,586)
Malaysian Ringgit	DBAB	Buy	251,710,000	74,829,062		2/25/15	2,225,137	-
Chilean Peso	DBAB	Buy	14,257,230,000	24,821,083		2/26/15	422,335	-
Euro	BZWS	Sell	411,968,926	565,783,504		2/26/15	3,895,816	-
Euro	SCNY	Sell	211,027,544	289,804,126		2/26/15	1,981,984	-
Japanese Yen	BZWS	Sell	29,025,800,000	283,823,716		2/26/15	-	(1,982,862)
Japanese Yen	SCNY	Sell	11,809,161,000	115,574,400		2/26/15	-	(706,147)
Euro	BOFA	Sell	143,335,694	195,982,894		2/27/15	485,272	-
Japanese Yen	BZWS	Sell	42,387,239,840	415,231,432		2/27/15	-	(2,145,058)
Malaysian Ringgit	HSBK	Buy	563,724,900	168,700,597		2/27/15	3,846,154	-
Mexican Peso	MSCO	Buy	274,416,700	20,109,680		2/27/15	772,616	-
Euro	GSCO	Sell	31,393,000	43,099,450		3/02/15	281,472	-
Swedish Krona	GSCO	Buy	1,007,491,500	112,418,154	EUR	3/02/15	-	(3,273,443)
Chilean Peso	DBAB	Buy	12,395,040,000	21,392,889		3/03/15	543,682	-
Chilean Peso	MSCO	Buy	24,865,500,000	42,705,882		3/03/15	1,300,737	-
Japanese Yen	JPHQ	Sell	12,728,600,000	125,015,715		3/03/15	-	(325,176)
Polish Zloty	DBAB	Buy	284,819,000	66,835,387	EUR	3/03/15	1,087,993	-
Japanese Yen	HSBK	Sell	9,813,450,000	96,163,155		3/04/15	-	(472,784)
Malaysian Ringgit	JPHQ	Buy	250,109,000	74,900,874		3/04/15	1,628,511	-
Euro	DBAB	Sell	37,178,000	51,255,450		3/05/15	546,390	-
Singapore Dollar	MSCO	Buy	82,778,200	65,297,941		3/05/15	735,762	-
Euro	BZWS	Sell	104,222,209	143,147,542		3/09/15	990,596	-
Euro	GSCO	Sell	85,180,000	116,970,289		3/09/15	786,523	-
Euro	HSBK	Sell	29,251,000	40,213,105		3/09/15	315,343	-
Japanese Yen	BZWS	Sell	35,663,421,500	348,757,526		3/09/15	-	(2,450,217)
Japanese Yen	MSCO	Sell	6,405,061,130	62,641,185		3/09/15	-	(434,846)
Euro	CITI	Sell	109,690,000	151,813,702		3/10/15	2,198,089	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Euro	MSCO	Sell	82,877,000	114,782,573		3/10/15	1,739,514	-
Chilean Peso	MSCO	Buy	24,865,500,000	42,904,840		3/11/15	1,070,648	-
Chilean Peso	DBAB	Buy	11,693,890,000	19,874,386		3/13/15	803,002	-
Mexican Peso	CITI	Buy	897,849,000	66,042,589		3/13/15	2,198,258	-
Mexican Peso	JPHQ	Buy	1,456,663,741	107,044,661		3/13/15	3,668,798	-
Euro	DBAB	Sell	103,280,000	143,248,327		3/16/15	2,371,837	-
Euro	JPHQ	Sell	204,801,000	283,819,370		3/16/15	4,465,710	-
Euro	BZWS	Sell	52,945,647	73,832,705		3/17/15	1,613,181	-
Euro	CITI	Sell	6,192,249	8,640,045		3/17/15	193,623	-
Japanese Yen	CITI	Sell	8,267,822,900	80,802,006		3/17/15	-	(625,443)
Mexican Peso	CITI	Buy	553,062,600	40,512,955		3/17/15	1,507,917	-
Euro	DBAB	Sell	112,249,000	155,897,024		3/18/15	2,785,136	-
Mexican Peso	JPHQ	Buy	1,108,360,000	81,431,195		3/18/15	2,773,058	-
Singapore Dollar	DBAB	Buy	109,530,000	86,542,222		3/18/15	834,405	-
Hungarian Forint	DBAB	Buy	20,036,298,800	62,790,031	EUR	3/19/15	3,514,989	-
Hungarian Forint	JPHQ	Buy	6,004,960,140	18,821,376	EUR	3/19/15	1,049,434	-
Japanese Yen	CITI	Sell	25,386,870,000	250,082,452		3/19/15	48,796	-
Japanese Yen	MSCO	Sell	12,384,230,000	122,652,570		3/19/15	681,082	-
Polish Zloty	DBAB	Buy	223,787,690	51,855,522	EUR	3/19/15	1,677,526	-
Chilean Peso	JPHQ	Buy	10,835,800,000	18,381,340		3/20/15	766,904	-
Hungarian Forint	JPHQ	Buy	20,038,995,000	63,021,653	EUR	3/20/15	3,207,108	-
Malaysian Ringgit	HSBK	Buy	116,686,000	35,021,910		3/20/15	645,194	-
Euro	BZWS	Sell	4,383,502	6,104,027		3/23/15	124,621	-
Euro	DBAB	Sell	34,555,000	48,100,560		3/23/15	965,108	-
Japanese Yen	DBAB	Sell	6,258,238,000	61,285,577		3/24/15	-	(354,831)
Mexican Peso	CITI	Buy	1,615,454,200	118,175,143		3/24/15	4,490,357	-
Swedish Krona	DBAB	Buy	1,307,000,000	146,746,758	EUR	3/24/15	-	(5,550,818)
Japanese Yen	BZWS	Sell	17,003,283,330	166,544,478		3/25/15	-	(930,931)
Euro	DBAB	Sell	29,745,000	40,963,327		3/26/15	388,474	-
Malaysian Ringgit	DBAB	Buy	152,218,000	45,195,368		3/26/15	1,314,654	-
Malaysian Ringgit	HSBK	Buy	145,031,000	43,043,569		3/26/15	1,270,474	-
Euro	BZWS	Sell	151,820,000	209,663,420		3/27/15	2,566,311	-
Euro	DBAB	Sell	990,895	1,363,967		3/31/15	12,265	-
Malaysian Ringgit	HSBK	Buy	315,490,600	93,957,532		3/31/15	2,409,069	-
Euro	DBAB	Sell	74,973,000	103,420,005		4/07/15	1,144,250	-
Euro	HSBK	Sell	133,988,000	184,725,906		4/10/15	1,941,173	-
Malaysian Ringgit	HSBK	Buy	93,511,500	28,077,316		4/10/15	467,316	-
Euro	DBAB	Sell	113,621,500	156,828,348		4/13/15	1,825,121	-
Euro	SCNY	Sell	66,994,000	92,601,117		4/13/15	1,207,444	-
Euro	JPHQ	Sell	214,266,000	296,983,389		4/14/15	4,678,854	-
Japanese Yen	CITI	Sell	6,890,100,000	68,066,168		4/15/15	185,658	-
Chilean Peso	MSCO	Buy	21,847,300,000	38,531,393		4/16/15	-	(16,303)
Euro	HSBK	Sell	117,406,000	163,031,146		4/16/15	2,862,789	-
Malaysian Ringgit	DBAB	Buy	215,381,806	65,030,738		4/16/15	689,647	-
Mexican Peso	CITI	Buy	618,239,190	45,812,463		4/16/15	1,038,806	-
Japanese Yen	BZWS	Sell	2,679,000,000	26,366,034		4/17/15	-	(27,767)
Malaysian Ringgit	JPHQ	Buy	19,310,000	5,794,449		4/27/15	93,512	-
Chilean Peso	JPHQ	Buy	13,842,935,000	23,939,360		4/28/15	438,871	-
Euro	BZWS	Sell	41,793,000	57,944,323		4/30/15	925,408	-
Euro	SCNY	Sell	236,418,000	327,169,413		4/30/15	4,620,238	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Euro	BZWS	Sell	202,926,342	281,227,500		5/05/15	4,364,979	-
Euro	BZWS	Sell	78,607,000	109,090,009		5/07/15	1,841,539	-
Euro	GSCO	Sell	226,520,861	314,442,668		5/07/15	5,386,023	-
Chilean Peso	MSCO	Buy	11,060,000,000	18,876,941		5/11/15	578,106	-
Japanese Yen	CITI	Sell	12,481,442,000	123,246,722		5/12/15	244,022	-
Euro	CITI	Sell	100,069,509	137,865,763		5/13/15	1,330,740	-
Euro	GSCO	Sell	316,018,000	435,429,790		5/13/15	4,254,249	-
Euro	SCNY	Sell	39,305,000	54,066,975		5/13/15	439,161	-
Japanese Yen	GSCO	Sell	16,608,958,000	163,618,934		5/13/15	-	(61,623)
Japanese Yen	SCNY	Sell	12,414,879,000	122,410,560		5/13/15	62,469	-
Euro	GSCO	Sell	305,905,000	421,365,783		5/14/15	3,986,449	-
Japanese Yen	CITI	Sell	12,414,890,000	122,134,896		5/14/15	-	(214,664)
Singapore Dollar	DBAB	Buy	95,420,000	76,541,130		5/14/15	-	(411,020)
Euro	BZWS	Sell	205,897,795	282,640,021		5/18/15	1,705,997	-
Japanese Yen	BOFA	Sell	42,218,712,250	415,825,000		5/18/15	-	(261,691)
Japanese Yen	BOFA	Sell	42,084,293,750	415,750,000		5/19/15	983,461	-
Japanese Yen	BZWS	Sell	42,198,117,500	415,745,000		5/19/15	-	(143,341)
Japanese Yen	CITI	Sell	42,148,693,500	415,750,001		5/19/15	348,763	-
Japanese Yen	HSBK	Sell	42,232,203,900	415,747,000		5/19/15	-	(477,284)
Singapore Dollar	DBAB	Buy	274,610,600	219,802,777		5/19/15	-	(704,402)
Malaysian Ringgit	HSBK	Buy	632,620,000	191,581,115		5/20/15	1,030,009	-
Euro	GSCO	Sell	202,057,000	277,385,870		5/21/15	1,688,418	-
Chilean Peso	MSCO	Buy	5,306,760,000	9,336,312		5/22/15	-	(10,501)
Euro	BZWS	Sell	251,880,551	345,359,720		5/22/15	1,678,694	-
Malaysian Ringgit	HSBK	Buy	36,030,800	10,968,614		5/22/15	117	-
Euro	JPHQ	Sell	37,226,387	50,889,216		5/26/15	94,318	-
Mexican Peso	HSBK	Buy	531,511,160	39,975,268		5/26/15	165,021	-
South Korean Won	JPHQ	Buy	371,750,000,000	35,990,899,409	JPY	5/26/15	3,316,355	-
Malaysian Ringgit	JPHQ	Buy	928,597,255	283,493,541		5/27/15	-	(894,965)
Polish Zloty	MSCO	Buy	267,265,000	62,620,665	EUR	5/27/15	675,381	-
Singapore Dollar	BZWS	Buy	128,018,000	102,362,400		5/27/15	-	(221,284)
South Korean Won	JPHQ	Buy	371,750,000,000	36,282,805,805	JPY	5/27/15	419,931	-
Malaysian Ringgit	HSBK	Buy	148,382,600	45,217,919		5/28/15	-	(63,778)
Mexican Peso	JPHQ	Buy	1,552,000,000	116,929,104		5/28/15	259,428	-
Euro	BZWS	Sell	50,325,351	68,518,469		5/29/15	-	(150,768)
Malaysian Ringgit	HSBK	Buy	337,619,000	102,813,229		5/29/15	22,492	(101,885)
Malaysian Ringgit	JPHQ	Buy	352,411,000	107,229,880		5/29/15	5,003	-
Mexican Peso	HSBK	Buy	475,193,807	35,920,071		5/29/15	-	(42,187)
Singapore Dollar	DBAB	Buy	132,661,500	105,685,322		5/29/15	161,150	-
Euro	GSCO	Sell	203,544,000	276,959,268		6/01/15	-	(781,687)
Chilean Peso	MSCO	Buy	26,179,074,000	46,103,718		6/02/15	-	(142,459)
Chilean Peso	JPHQ	Buy	31,264,830,000	55,092,211		6/03/15	-	(206,969)
Unrealized appreciation (depreciation)							942,120,967	(568,445,729)
Net unrealized appreciation (depreciation)							$373,675,238

[a] May be comprised of multiple contracts using the same currency and settlement date.
* In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Statement of Investments, May 31, 2014 (unaudited) (continued)
At May 31, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.
Interest Rate Swap Contracts
	Counterparty/	Expiration	Notional	Unrealized		Unrealized
Description	Exchange	Date	Amount	Appreciation		Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.184%	DBAB	10/15/20	$212,000,000		$-	$(3,135,175)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.759%	DBAB	3/18/24	114,725,000		-	(2,562,948)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.788%	CITI	3/31/24	202,600,000		-	(4,876,794)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.559%	DBAB	3/18/44	54,025,000		-	(2,961,359)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.489%	CITI	3/31/44	96,470,000		-	(3,804,473)
Centrally Cleared Swaps unrealized appreciation (depreciation)					-	(17,340,749)
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.558%	JPHQ	3/04/21	$101,430,000		$-	$(10,575,259)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%	DBAB	3/28/21	471,880,000		-	(47,022,640)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.963%	JPHQ	11/23/40	332,000,000		-	(41,572,026)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.368%	CITI	12/20/40	43,600,000		-	(9,566,335)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.215%	JPHQ	1/11/41	234,600,000		-	(44,031,149)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.347%	CITI	2/25/41	245,400,000		-	(51,166,003)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.349%	JPHQ	2/25/41	245,400,000		-	(51,290,084)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.320%	JPHQ	2/28/41	184,050,000		-	(37,639,009)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 4.299%	JPHQ	3/01/41	61,350,000		-	(12,150,747)
OTC Swaps unrealized appreciation (depreciation)					-	(305,013,252)
Total Interest Rate Swaps unrealized appreciation (depreciation)					-	(322,354,001)

	Net unrealized appreciation (depreciation)	$(322,354,001)

ABBREVIATIONS

Counterparty

BOFA	- Bank of America Corp.
BZWS	- Barclays Bank PLC
CITI	- Citibank N.A.
DBAB	- Deutsche Bank AG
GSCO	- Goldman Sachs Group, Inc.
HSBK	- HSBC Bank PLC
JPHQ	- JPMorgan Chase Bank, N.A.
MSCO	- Morgan Stanley and Co. Inc.
SCNY	- Standard Charted Bank
UBSW	- UBS AG

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Currency

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Selected Portfolio

FHLB	-	Federal Home Loan Bank
FRN	-	Floating Rate Note

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited)

Templeton Global Total Return Fund	Shares			Value
Common Stocks 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC	920			$1,034,494

United States 0.0%†
NewPage Holdings Inc.	5,000			450,000

Total Common Stocks (Cost $1,855,492)				1,484,494
Convertible Preferred Stocks 0.0%†
United Kingdom 0.0%†
[a]CEVA Holdings LLC, cvt. pfd., A-1	37			54,390
[a]CEVA Holdings LLC, cvt. pfd., A-2	1,991			2,239,403
Total Convertible Preferred Stocks (Cost $2,895,379)				2,293,793
Preferred Stocks (Cost $575,000) 0.0%†
United States 0.0%†
GMAC Capital Trust I, 8.125%, pfd.	23,000			623,760
	Principal Amount*
Convertible Bonds (Cost $53,860,000) 0.6%
Canada 0.6%
[b]B2Gold Corp., cvt., senior sub. note, 144A, 3.25%, 10/01/18	53,860,000			54,028,312

Foreign Government and Agency Securities 65.0%
Bosnia & Herzegovina 0.0%†
[c,d]Government of Bosnia & Herzegovina, senior bond, B, Reg S, FRN, 1.125%, 12/11/21	233,333		DEM	136,412

Brazil 3.5%
Letra Tesouro Nacional, Strip, 1/01/15	1,390	[e]	BRL	582,862
Nota Do Tesouro Nacional,
10.00%, 1/01/17	187,225	[e]	BRL	80,513,944
10.00%, 1/01/23	289,500	[e]	BRL	116,242,660
[f]Index Linked, 6.00%, 5/15/15	8,804	[e]	BRL	9,687,478
[f]Index Linked, 6.00%, 8/15/16	5,657	[e]	BRL	6,219,033
[f]Index Linked, 6.00%, 5/15/17	5,321	[e]	BRL	5,865,271
[f]Index Linked, 6.00%, 8/15/18	3,665	[e]	BRL	4,038,306
[f]Index Linked, 6.00%, 5/15/45	400	[e]	BRL	437,437
senior note, 10.00%, 1/01/19	186,780	[e]	BRL	78,412,686
				301,999,677
Canada 1.3%
Government of Canada,
2.25%, 8/01/14	43,959,000		CAD	40,633,239
1.00%, 11/01/14	20,933,000		CAD	19,307,591
2.00%, 12/01/14	16,423,000		CAD	15,225,640
1.00%, 2/01/15	44,526,000		CAD	41,076,852
				116,243,322
Croatia 0.1%
[b]Government of Croatia, 144A, 6.75%, 11/05/19	4,070,000			4,591,469

Ghana 1.4%
Government of Ghana,
13.00%, 6/02/14	10,857,000		GHS	3,605,487
14.00%, 10/13/14	390,000		GHS	124,933
14.99%, 2/23/15	12,590,000		GHS	3,920,877
24.00%, 5/25/15	40,600,000		GHS	13,366,992
21.00%, 10/26/15	60,275,000		GHS	19,074,231
19.24%, 5/30/16	32,570,000		GHS	9,879,152
24.44%, 5/29/17	21,450,000		GHS	7,122,696
26.00%, 6/05/17	2,330,000		GHS	786,061
23.00%, 8/21/17	80,369,000		GHS	25,395,163
19.04%, 9/24/18	43,190,000		GHS	12,069,249

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

[b]144A, 7.875%, 8/07/23	26,510,000		25,963,231
			121,308,072
Hungary 8.6%
Government of Hungary,
7.75%, 8/24/15	1,825,630,000	HUF	8,759,412
5.50%, 2/12/16	5,641,940,000	HUF	26,661,120
5.50%, 12/22/16	18,634,320,000	HUF	89,334,790
4.125%, 2/19/18	20,840,000		21,582,425
[g]4.00%, 4/25/18	5,926,750,000	HUF	27,333,335
6.00%, 1/11/19	11,560,000	EUR	18,024,550
[g]6.50%, 6/24/19	8,565,920,000	HUF	43,614,614
7.50%, 11/12/20	4,916,980,000	HUF	26,359,006
5.375%, 2/21/23	38,460,000		41,153,162
A, 8.00%, 2/12/15	47,800,000	HUF	223,587
A, 6.75%, 11/24/17	13,762,060,000	HUF	69,154,181
A, 5.50%, 12/20/18	11,115,920,000	HUF	54,244,098
A, 7.00%, 6/24/22	817,900,000	HUF	4,297,924
A, 6.00%, 11/24/23	21,257,020,000	HUF	106,024,782
B, 6.75%, 2/24/17	16,755,420,000	HUF	82,866,947
[g]B, 5.50%, 6/24/25	1,474,950,000	HUF	7,085,019
D, 6.75%, 8/22/14	5,499,180,000	HUF	24,994,393
senior note, 6.25%, 1/29/20	21,385,000		24,084,856
senior note, 6.375%, 3/29/21	23,190,000		26,436,600
senior note, 5.375%, 3/25/24	10,000,000		10,656,250
[c]senior note, Reg S, 3.50%, 7/18/16	10,000	EUR	14,084
[c]senior note, Reg S, 4.375%, 7/04/17	19,865,000	EUR	28,784,353
[c]senior note, Reg S, 5.75%, 6/11/18	6,625,000	EUR	10,126,604
[c]senior note, Reg S, 3.875%, 2/24/20	20,000	EUR	28,382
			751,844,474
Iceland 0.1%
[b]Government of Iceland, 144A, 5.875%, 5/11/22	10,810,000		11,922,673

Indonesia 0.3%
Government of Indonesia,
FR31, 11.00%, 11/15/20	13,446,000,000	IDR	1,333,982
FR34, 12.80%, 6/15/21	34,970,000,000	IDR	3,777,809
FR35, 12.90%, 6/15/22	4,323,000,000	IDR	473,858
FR36, 11.50%, 9/15/19	33,165,000,000	IDR	3,298,306
FR39, 11.75%, 8/15/23	6,350,000,000	IDR	671,713
FR40, 11.00%, 9/15/25	110,250,000,000	IDR	11,263,636
FR42, 10.25%, 7/15/27	2,150,000,000	IDR	209,501
FR43, 10.25%, 7/15/22	3,593,000,000	IDR	346,094
FR44, 10.00%, 9/15/24	7,250,000,000	IDR	699,384
FR46, 9.50%, 7/15/23	7,100,000,000	IDR	659,832
FR47, 10.00%, 2/15/28	26,890,000,000	IDR	2,579,055
FR52, 10.50%, 8/15/30	24,050,000,000	IDR	2,408,338
senior bond, FR53, 8.25%, 7/15/21	10,287,000,000	IDR	894,938
Indonesia Retail Bond, senior note, 8.50%, 10/15/16	3,130,000,000	IDR	273,403
			28,889,849
Ireland 6.6%
Government of Ireland,
5.50%, 10/18/17	5,621,500	EUR	8,893,541
5.90%, 10/18/19	19,824,000	EUR	33,445,547
4.50%, 4/18/20	28,686,000	EUR	45,513,737
5.00%, 10/18/20	54,121,000	EUR	88,455,382
senior bond, 4.50%, 10/18/18	26,986,000	EUR	42,377,964
senior bond, 4.40%, 6/18/19	35,443,000	EUR	55,818,019
senior bond, 5.40%, 3/13/25	179,328,930	EUR	303,017,089
			577,521,279
Latvia 0.6%
[b]Government of Latvia,
144A, 5.25%, 2/22/17	25,850,000		28,239,574

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

senior note, 144A, 5.25%, 6/16/21	18,000,000			20,239,200
				48,478,774
Lithuania 0.2%
[b]Government of Lithuania, 144A,
6.75%, 1/15/15	2,320,000			2,406,826
7.375%, 2/11/20	10,320,000			12,726,108
				15,132,934
Malaysia 3.3%
Government of Malaysia,
3.434%, 8/15/14	50,540,000		MYR	15,730,889
3.741%, 2/27/15	266,400,000		MYR	83,233,433
3.835%, 8/12/15	152,070,000		MYR	47,640,089
4.72%, 9/30/15	42,800,000		MYR	13,566,642
3.197%, 10/15/15	85,620,000		MYR	26,615,147
senior bond, 4.262%, 9/15/16	59,080,000		MYR	18,727,037
senior note, 3.172%, 7/15/16	272,320,000		MYR	84,380,249
				289,893,486
Mexico 7.3%
Government of Mexico,
7.00%, 6/19/14	4,035,260	[h]	MXN	31,451,060
9.50%, 12/18/14	5,411,200	[h]	MXN	43,440,241
6.00%, 6/18/15	1,986,840	[h]	MXN	15,822,687
8.00%, 12/17/15	15,541,870	[h]	MXN	128,564,178
6.25%, 6/16/16	1,917,030	[h]	MXN	15,602,840
7.25%, 12/15/16	43,453,750	[h]	MXN	364,042,864
7.75%, 12/14/17	1,335,000	[h]	MXN	11,498,412
[i]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	312,956	[j]	MXN	2,496,343
5.00%, 6/16/16	801,390	[j]	MXN	6,786,996
3.50%, 12/14/17	809,093	[j]	MXN	6,848,957
4.00%, 6/13/19	556,752	[j]	MXN	4,871,094
2.50%, 12/10/20	438,952	[j]	MXN	3,564,961
				634,990,633
Philippines 1.1%
Government of the Philippines,
senior bond, 6.375%, 5/13/15	101,000,000		PHP	2,378,826
senior bond, 8.375%, 5/22/15	160,000,000		PHP	3,827,456
senior bond, 7.00%, 1/27/16	260,790,000		PHP	6,315,552
senior bond, 9.125%, 9/04/16	126,690,000		PHP	3,229,626
senior note, 1.625%, 4/25/16	3,507,210,000		PHP	79,174,200
				94,925,660
Poland 3.2%
Government of Poland,
5.50%, 4/25/15	49,885,000		PLN	16,850,419
6.25%, 10/24/15	46,028,000		PLN	15,889,930
5.00%, 4/25/16	304,780,000		PLN	104,559,664
4.75%, 10/25/16	293,705,000		PLN	101,076,015
[d]FRN, 2.72%, 1/25/17	64,309,000		PLN	21,160,128
[d]FRN, 2.72%, 1/25/21	65,239,000		PLN	21,222,280
				280,758,436
Russia 0.1%
Government of Russia, senior bond,
[b]144A, 7.50%, 3/31/30	2,371,470			2,756,063
[c]Reg S, 7.50%, 3/31/30	5,743,725			6,675,214
				9,431,277
Serbia 2.7%
[b]Government of Serbia, senior note, 144A,
4.875%, 2/25/20	45,960,000			47,453,700
7.25%, 9/28/21	29,790,000			34,688,668
Serbia Treasury Bond, 10.00%,
6/27/16	680,370,000		RSD	8,121,749
8/15/16	280,100,000		RSD	3,339,813

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
11/21/18	140,010,000	RSD	1,619,490
Serbia Treasury Note, 10.00%,
3/01/15	1,589,800,000	RSD	18,943,938
3/21/15	1,000,000,000	RSD	11,911,860
4/27/15	606,300,000	RSD	7,238,092
9/14/15	435,500,000	RSD	5,213,273
9/28/15	149,700,000	RSD	1,792,114
10/18/15	637,300,000	RSD	7,629,727
12/06/15	123,700,000	RSD	1,480,800
1/30/16	104,830,000	RSD	1,252,642
2/21/16	4,619,000,000	RSD	55,178,721
5/22/16	273,340,000	RSD	3,238,756
10/17/16	156,810,000	RSD	1,866,975
12/19/16	439,100,000	RSD	5,220,408
5/08/17	149,560,000	RSD	1,770,620
11/08/17	848,160,000	RSD	9,985,731
3/20/21	357,280,000	RSD	3,848,091
			231,795,168
Singapore 0.0%†
Government of Singapore, senior note, 1.125%, 4/01/16	2,210,000	SGD	1,785,804

Slovenia 1.5%
[b]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	28,870,000		31,756,423
5.85%, 5/10/23	84,940,000		95,357,466
			127,113,889
South Korea 13.0%
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	44,895,900,000	KRW	43,921,798
senior bond, 2.80%, 8/02/15	59,677,950,000	KRW	58,544,499
senior bond, 2.81%, 10/02/15	6,951,000,000	KRW	6,819,771
senior note, 3.28%, 6/02/14	10,340,800,000	KRW	10,131,086
senior note, 2.57%, 6/09/14	19,719,000,000	KRW	19,319,114
senior note, 2.82%, 8/02/14	11,569,200,000	KRW	11,339,165
senior note, 2.78%, 10/02/14	46,142,500,000	KRW	45,234,388
senior note, 2.84%, 12/02/14	61,896,730,000	KRW	60,712,163
senior note, 2.74%, 2/02/15	114,182,750,000	KRW	111,950,329
senior note, 2.76%, 6/02/15	165,919,000,000	KRW	162,699,126
senior note, 2.90%, 12/02/15	91,566,000,000	KRW	89,964,511
senior note, 2.78%, 2/02/16	7,819,740,000	KRW	7,667,245
senior note, 2.80%, 4/02/16	35,039,380,000	KRW	34,361,869
Korea Treasury Bond,
senior bond, 3.50%, 6/10/14	8,900,000,000	KRW	8,720,806
senior bond, 4.00%, 3/10/16	2,835,300,000	KRW	2,837,672
senior note, 3.25%, 12/10/14	28,350,610,000	KRW	27,866,702
senior note, 4.50%, 3/10/15	1,417,600,000	KRW	1,408,222
senior note, 3.25%, 6/10/15	40,661,740,000	KRW	40,066,851
senior note, 4.00%, 9/10/15	7,503,000,000	KRW	7,469,333
senior note, 2.75%, 12/10/15	328,043,360,000	KRW	321,546,756
senior note, 2.75%, 6/10/16	30,949,500,000	KRW	30,320,232
senior note, 3.00%, 12/10/16	32,065,200,000	KRW	31,569,818
			1,134,471,456
Sri Lanka 1.3%
Government of Sri Lanka,
8.25%, 3/01/17	10,170,000	LKR	78,497
10.60%, 7/01/19	25,700,000	LKR	210,137
11.20%, 7/01/22	89,990,000	LKR	737,725
A, 11.25%, 7/15/14	154,200,000	LKR	1,188,576
A, 11.75%, 3/15/15	611,300,000	LKR	4,854,139
A, 6.50%, 7/15/15	90,460,000	LKR	689,365
A, 11.00%, 8/01/15	148,900,000	LKR	1,190,104
A, 8.50%, 11/01/15	1,067,960,000	LKR	8,323,986
A, 6.40%, 8/01/16	86,300,000	LKR	646,826
A, 5.80%, 1/15/17	394,700,000	LKR	2,873,940

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
A, 7.50%, 8/15/18	33,420,000	LKR	247,181
A, 8.00%, 11/15/18	542,330,000	LKR	4,046,077
A, 9.00%, 5/01/21	162,810,000	LKR	1,209,470
B, 6.60%, 6/01/14	33,700,000	LKR	258,454
B, 11.00%, 9/01/15	333,600,000	LKR	2,672,625
B, 8.00%, 6/01/16	1,537,000,000	LKR	11,887,646
B, 6.40%, 10/01/16	885,200,000	LKR	6,597,693
B, 5.80%, 7/15/17	973,900,000	LKR	7,007,263
B, 8.50%, 7/15/18	124,950,000	LKR	959,168
C, 8.50%, 4/01/18	481,990,000	LKR	3,702,045
D, 8.50%, 6/01/18	119,600,000	LKR	918,288
[c]senior note, Reg S, 6.25%, 7/27/21	50,000,000		53,169,500
			113,468,705
Sweden 0.9%
Government of Sweden, 4.50%, 8/12/15	518,630,000	SEK	81,214,575

Ukraine 2.5%
[b]Government of Ukraine,
144A, 9.25%, 7/24/17	47,740,000		47,322,275
144A, 7.75%, 9/23/20	50,845,000		48,035,814
senior bond, 144A, 6.58%, 11/21/16	9,395,000		8,906,225
senior bond, 144A, 7.80%, 11/28/22	87,520,000		80,846,600
senior note, 144A, 6.25%, 6/17/16	3,000,000		2,846,250
senior note, 144A, 6.75%, 11/14/17	300,000		282,375
senior note, 144A, 7.95%, 2/23/21	12,058,000		11,462,636
senior note, 144A, 7.50%, 4/17/23	21,370,000		19,665,208
			219,367,383
Uruguay 5.3%
[i]Government of Uruguay,
Index Linked, 4.25%, 4/05/27	197,854,288	UYU	9,128,715
Index Linked, zero cpn., 3/26/15	15,423,910	UYU	639,624
senior bond, Index Linked, 5.00%, 9/14/18	82,013,340	UYU	3,815,259
senior bond, Index Linked, 4.375%, 12/15/28	3,299,285,552	UYU	155,290,004
senior bond, Index Linked, 4.00%, 7/10/30	50,540,669	UYU	2,280,039
senior bond, Index Linked, 3.70%, 6/26/37	24,911,979	UYU	1,093,010
Uruguay Notas del Tesoro,
10.50%, 3/21/15	288,830,000	UYU	12,045,290
10.25%, 8/22/15	556,291,000	UYU	22,703,959
9.50%, 1/27/16	502,779,000	UYU	19,913,903
11.00%, 3/21/17	66,205,000	UYU	2,622,541
[i]2, Index Linked, 7.00%, 12/23/14	108,717,183	UYU	4,781,549
[i]10, Index Linked, 4.25%, 1/05/17	100,896,890	UYU	4,287,125
[i]13, Index Linked, 4.00%, 5/25/25	505,579,234	UYU	22,182,146
[i]14, Index Linked, 4.00%, 6/10/20	519,503,518	UYU	22,586,307
[i]16, Index Linked, 3.25%, 1/27/19	900,916	UYU	38,760
[i]17, Index Linked, 2.75%, 6/16/16	316,939,968	UYU	12,987,641
[i]18, Index Linked, 2.25%, 8/23/17	269,616,219	UYU	10,996,746
[i]19, Index Linked, 2.50%, 9/27/22	169,261,019	UYU	6,562,835
[i]Index Linked, 4.00%, 6/14/15	439,267,825	UYU	18,690,254
Uruguay Treasury Bills,
[k]8/29/14	42,092,000	UYU	1,759,224
Strip, 7/24/14	457,450,000	UYU	19,420,700
Strip, 9/11/14	619,210,000	UYU	25,771,146
Strip, 12/18/14	37,470,000	UYU	1,498,611
Strip, 2/05/15	37,850,000	UYU	1,484,550
Strip, 3/26/15	409,098,000	UYU	15,753,801
Strip, 5/14/15	262,174,000	UYU	9,909,596
Strip, 7/02/15	109,781,000	UYU	4,069,284
Strip, 8/20/15	787,736,000	UYU	28,700,179
Strip, 10/08/15	69,680,000	UYU	2,494,146
Strip, 11/26/15	41,280,000	UYU	1,452,050
Strip, 1/14/16	326,013,000	UYU	11,272,473

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Strip, 4/21/16	100,639,000	UYU	3,346,094
			459,577,561
Vietnam 0.1%
Government of Vietnam,
[b]144A, 6.75%, 1/29/20	2,790,000		3,166,566
[c]Reg S, 6.875%, 1/15/16	100,000		107,637
			3,274,203
Total Foreign Government and Agency Securities (Cost $5,455,145,369)			5,660,137,171
Quasi-Sovereign and Corporate Bonds 12.6%
Australia 0.2%
[b]Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	4,000,000		3,715,000
[b]FMG Resources (August 2006) Pty. Ltd., senior note, 144A,
6.00%, 4/01/17	1,000,000		1,055,000
6.875%, 2/01/18	12,000,000		12,600,000
8.25%, 11/01/19	600,000		654,750
			18,024,750
Bermuda 0.1%
[b]Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	5,600,000		6,078,240
[b]Digicel Ltd., senior note, 144A, 6.00%, 4/15/21	6,100,000		6,229,625
			12,307,865
Canada 0.4%
CHC Helicopter SA, senior secured note, first lien, 9.25%, 10/15/20	9,450,000		10,318,219
[b]First Quantum Minerals Ltd., senior note, 144A,
6.75%, 2/15/20	7,890,000		8,087,250
7.00%, 2/15/21	7,890,000		8,087,250
Novelis Inc., senior note,
8.375%, 12/15/17	1,000,000		1,068,750
8.75%, 12/15/20	4,000,000		4,465,000
			32,026,469
Chile 0.1%
[b]VTR Finance BV, senior secured note, 144A, 6.875%, 1/15/24	7,300,000		7,748,936

France 0.1%
CGG SA, senior note,
[b]144A, 6.875%, 1/15/22	600,000		586,500
9.50%, 5/15/16	47,000		48,116
7.75%, 5/15/17	2,850,000		2,885,625
6.50%, 6/01/21	6,600,000		6,369,000
			9,889,241
Germany 0.2%
[b]Faenza GmbH, senior note, 144A, 8.25%, 8/15/21	2,200,000	EUR	3,317,810
[b]Orion Engineered Carbons Bondco GmbH, senior secured bond, 144A, 10.00%,
6/15/18	1,280,000	EUR	1,885,647
[b,l]Orion Engineered Carbons Finance & Co. SCA, senior note, 144A, PIK, 9.25%, 8/01/19	4,000,000		4,180,000
[b]Unitymedia Hessen GmbH & Co.KG/Unitymedia NRW GmbH,
secured bond, 144A, 5.75%, 1/15/23	2,100,000	EUR	3,107,954
senior secured note, 144A, 5.625%, 4/15/23	1,000,000	EUR	1,472,985
			13,964,396
Italy 0.2%
[b]Wind Acquisition Finance SA, senior secured note, 144A, 7.375%, 4/23/21	16,000,000		16,610,000

Japan 0.0%†
[b]eAccess Ltd., senior note, 144A,
8.25%, 4/01/18	1,300,000		1,415,375
8.375%, 4/01/18	500,000	EUR	742,971
			2,158,346
Kazakhstan 0.3%
[b]Halyk Savings Bank of Kazakhstan JSC, senior note, 144A, 7.25%, 1/28/21	23,770,000		25,537,894
HSBK (Europe) BV, senior note,
[b]144A, 7.25%, 5/03/17	200,000		216,675
[c]Reg S, 7.25%, 5/03/17	100,000		108,337

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

[b]KazMunayGas National Co., senior note, 144A, 11.75%, 1/23/15	1,300,000		1,381,731
			27,244,637
Luxembourg 0.3%
ArcelorMittal, senior note, 6.00%, 3/01/21	12,200,000		13,141,779
Intelsat Jackson Holdings SA,
senior bond, 6.625%, 12/15/22	4,200,000		4,383,750
[b]senior bond, 144A, 5.50%, 8/01/23	1,500,000		1,500,000
senior note, 8.50%, 11/01/19	2,200,000		2,348,500
senior note, 7.25%, 10/15/20	2,000,000		2,165,000
senior note, 7.50%, 4/01/21	5,500,000		6,043,125
			29,582,154
Mexico 0.1%
[b]Cemex Finance LLC, senior secured note, 144A, 6.00%, 4/01/24	3,700,000		3,815,625
[b]Cemex SAB de CV, senior secured note, 144A, 9.00%, 1/11/18	2,598,000		2,817,206
			6,632,831
Netherlands 0.4%
[b]InterGen NV, secured bond, 144A, 7.00%, 6/30/23	10,400,000		10,913,500
[b]Nokia Siemens Networks Finance BV, senior note, 144A, 7.125%, 4/15/20	3,000,000	EUR	4,790,119
[b]UPC Holding BV, senior note, 144A,
6.375%, 9/15/22	3,000,000	EUR	4,409,262
6.75%, 3/15/23	2,800,000	EUR	4,175,316
[b]UPCB Finance II Ltd., senior secured note, 144A, 6.375%, 7/01/20	1,100,000	EUR	1,602,618
[b]UPCB Finance VI Ltd., senior secured note, 144A, 6.875%, 1/15/22	4,500,000		4,913,437
Ziggo Bond Co. BV,
[b]senior bond, 144A, 8.00%, 5/15/18	1,000,000	EUR	1,442,489
[c]senior note, Reg S, 8.00%, 5/15/18	100,000	EUR	144,249
			32,390,990
Poland 0.1%
[b]Play Finance 1 SA, senior note, 144A, 6.50%, 8/01/19	1,300,000	EUR	1,897,388
[b]Play Finance 2 SA, senior secured note, 144A, 5.25%, 2/01/19	2,200,000	EUR	3,150,607
			5,047,995
Russia 0.8%
[b]Alfa Bond Issuance PLC (Alfa Bank OJSC), loan participation,
secured note, 144A, 7.875%, 9/25/17	10,740,000		11,673,037
senior note, 144A, 7.75%, 4/28/21	29,610,000		31,849,256
Gaz Capital SA (OJSC Gazprom), loan participation,
[b]senior bond, 144A, 6.51%, 3/07/22	2,860,000		3,079,362
[c]senior bond, Reg S, 6.51%, 3/07/22	170,000		183,472
[b]senior note, 144A, 5.092%, 11/29/15	8,760,000		9,127,263
LUKOIL International Finance BV,
[b]144A, 6.656%, 6/07/22	430,000		474,613
[c]Reg S, 6.656%, 6/07/22	2,400,000		2,648,772
[b]senior note, 144A, 6.125%, 11/09/20	6,180,000		6,629,502
TNK-BP Finance SA,
[b]senior bond, 144A, 7.25%, 2/02/20	590,000		667,125
[c]senior note, Reg S, 7.875%, 3/13/18	420,000		476,803
			66,809,205
South Africa 0.8%
[b]Edcon Holdings Pty. Ltd., senior note, 144A, 13.375%, 6/30/19	31,079,000	EUR	39,826,338
Edcon Pty. Ltd.,
[b]secured note, 144A, 9.50%, 3/01/18	2,000,000	EUR	2,749,893
[b]senior secured note, 144A, 9.50%, 3/01/18	13,350,000		13,391,719
[b]senior secured note, 144A, 9.50%, 3/01/18	7,916,000	EUR	10,899,402
[c]senior secured note, Reg S, 9.50%, 3/01/18	100,000	EUR	137,688
			67,005,040
Spain 0.1%
[b]Abengoa Finance SAU, senior note, 144A,
8.875%, 11/01/17	6,000,000		6,783,750

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

7.75%, 2/01/20	6,100,000		6,732,875
			13,516,625
Sweden 0.1%
[b]Stena AB, senior bond, 144A, 7.00%, 2/01/24	5,000,000		5,275,000
[b]Stena International SA, secured bond, 144A, 5.75%, 3/01/24	6,900,000		6,908,625
			12,183,625
Switzerland 0.1%
[b]Ineos Group Holdings SA, senior note, 144A,
6.50%, 8/15/18	2,100,000	EUR	3,004,979
5.75%, 2/15/19	2,300,000	EUR	3,247,176
			6,252,155
Trinidad and Tobago 0.0%†
Petro Co. of Trinidad and Tobago Ltd., senior note,
[b]144A, 9.75%, 8/14/19	450,000		570,937
[c]Reg S, 9.75%, 8/14/19	150,000		190,313
			761,250
Ukraine 0.4%
[b]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	18,260,000		16,799,200
7.40%, 4/20/18	15,100,000		13,825,937
[c]State Export-Import Bank of Ukraine, (BIZ FIN), loan participation, Reg S, 8.75%,
1/22/18	6,430,000		5,666,438
			36,291,575
United Arab Emirates 0.0%†
DP World Ltd.,
[b]144A, 6.85%, 7/02/37	130,000		147,090
[c]Reg S, 6.85%, 7/02/37	1,500,000		1,697,190
			1,844,280
United Kingdom 0.5%
[b]Algeco Scotsman Global Finance PLC,
first lien, 144A, 9.00%, 10/15/18	400,000	EUR	588,924
senior secured note, first lien, 144A, 8.50%, 10/15/18	4,000,000		4,247,500
[b]Boparan Finance PLC, senior note, 144A, 9.75%, 4/30/18	1,900,000	EUR	2,792,532
[b]Expro Finance Luxembourg, senior secured note, 144A, 8.50%, 12/15/16	10,419,000		10,895,200
HSBC Holdings PLC, sub. note, 6.50%, 9/15/37	300,000		368,630
Kerling PLC, senior secured note,
[b]144A, 10.625%, 2/01/17	3,000,000	EUR	4,375,214
[c]Reg S, 10.625%, 2/01/17	1,200,000	EUR	1,750,086
[b]Matalan Finance Ltd., senior secured note, 144A, 8.875%, 4/29/16	800,000	GBP	1,373,887
[b]New Look Bondco I PLC, 144A, 8.75%, 5/14/18	2,900,000	GBP	5,251,257
Royal Bank of Scotland Group PLC, sub. note,
6.125%, 12/15/22	600,000		655,125
5.125%, 5/28/24	1,600,000		1,604,000
The Royal Bank of Scotland PLC, sub. note, 6.934%, 4/09/18	2,800,000	EUR	4,442,150
[b]Virgin Media Finance PLC., senior bond, 144A, 6.375%, 4/15/23	1,300,000		1,378,000
[b]Virgin Media Secured Finance PLC, senior secured bond, 144A, 5.50%, 1/15/25	4,000,000		4,032,500
			43,755,005
United States 7.3%
Alere Inc., senior sub. note, 6.50%, 6/15/20	5,500,000		5,816,250
Ally Financial Inc., senior note,
4.75%, 9/10/18	800,000		852,000
7.50%, 9/15/20	3,200,000		3,828,000
Antero Resources Finance Corp., senior note, 5.375%, 11/01/21	8,500,000		8,893,125
[m]Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	8,000,000		9,123,728
[b]BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21	6,900,000		7,296,750
Caesars Entertainment Operating Co. Inc., senior secured note,
11.25%, 6/01/17	6,600,000		5,841,000
first lien, 9.00%, 2/15/20	1,400,000		1,123,500
[b]Calpine Corp., senior secured note, 144A,
7.875%, 7/31/20	316,000		346,020
7.50%, 2/15/21	2,292,000		2,495,415

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
7.875%, 1/15/23	4,678,000		5,274,445
[b]Capsugel FinanceCo SCA, senior note, 144A, 9.875%, 8/01/19	700,000	EUR	1,038,370
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	8,200,000		8,374,250
senior note, 7.25%, 10/30/17	400,000		424,500
senior note, 8.125%, 4/30/20	5,000,000		5,462,500
CDW LLC/Finance Corp., senior note, 8.50%, 4/01/19	4,000,000		4,375,000
CenturyLink Inc., senior bond, 6.75%, 12/01/23	1,300,000		1,423,500
Chaparral Energy Inc., senior note,
9.875%, 10/01/20	600,000		681,000
8.25%, 9/01/21	11,400,000		12,511,500
Chesapeake Energy Corp., senior note,
6.625%, 8/15/20	10,500,000		12,153,750
5.75%, 3/15/23	1,700,000		1,904,000
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	5,100,000		5,610,000
senior note, 7.125%, 7/15/20	4,600,000		4,996,750
senior secured note, 5.125%, 8/15/18	1,300,000		1,369,875
CIT Group Inc.,
senior bond, 5.00%, 8/01/23	7,000,000		7,087,500
senior note, 5.375%, 5/15/20	1,700,000		1,825,375
senior note, 5.00%, 8/15/22	6,400,000		6,632,000
[b]senior note, 144A, 6.625%, 4/01/18	600,000		673,500
[m]Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	5,900,000		6,015,233
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	11,000,000		11,742,500
Clear Channel Communications Inc., senior secured bond, first lien, 9.00%, 3/01/21	6,500,000		6,971,250
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	2,000,000		2,150,000
senior sub. note, 7.625%, 3/15/20	200,000		215,000
senior sub. note, 7.625%, 3/15/20	4,500,000		4,860,000
[b,l]CommScope Holdings Co. Inc., senior note, 144A, PIK, 6.625%, 6/01/20	1,300,000		1,394,250
[b]CommScope Inc., senior note, 144A, 8.25%, 1/15/19	3,930,000		4,277,805
CONSOL Energy Inc., senior note,
8.25%, 4/01/20	2,300,000		2,512,750
6.375%, 3/01/21	3,500,000		3,727,500
[b]144A, 5.875%, 4/15/22	1,300,000		1,352,000
Crown Castle International Corp., senior bond, 5.25%, 1/15/23	11,100,000		11,599,500
DaVita HealthCare Partners Inc., senior note, 5.75%, 8/15/22	7,100,000		7,632,500
Del Monte Corp., senior note, 7.625%, 2/15/19	3,580,000		3,732,150
DISH DBS Corp., senior note, 5.875%, 7/15/22	8,050,000		8,653,750
E*TRADE Financial Corp., senior note, 6.375%, 11/15/19	5,300,000		5,783,625
El Paso Corp., senior note, 7.00%, 6/15/17	4,000,000		4,523,984
Emergency Medical Services Corp., senior note, 8.125%, 6/01/19	2,516,000		2,679,540
Energy Transfer Equity LP,
senior bond, 5.875%, 1/15/24	1,300,000		1,348,750
senior note, 7.50%, 10/15/20	5,000,000		5,800,000
[b]senior note, 144A, 5.875%, 1/15/24	1,700,000		1,763,750
Energy XXI Gulf Coast Inc.,
7.75%, 6/15/19	1,000,000		1,082,500
senior note, 9.25%, 12/15/17	4,000,000		4,325,000
[b]senior note, 144A, 6.875%, 3/15/24	3,400,000		3,434,000
Equinix Inc., senior bond, 5.375%, 4/01/23	15,000,000		15,375,000
[b]Exopack Holding Corp., senior note, 144A, 10.00%, 6/01/18	1,300,000		1,400,750
First Data Corp.,
senior bond, 12.625%, 1/15/21	8,800,000		10,604,000
senior note, 11.25%, 1/15/21	500,000		576,250
[b]senior secured bond, 144A, 8.25%, 1/15/21	5,000,000		5,450,000
Ford Motor Credit Co. LLC, senior note,
6.625%, 8/15/17	2,900,000		3,349,329
5.00%, 5/15/18	500,000		556,577
8.125%, 1/15/20	1,000,000		1,275,771
Frontier Communications Corp.,
senior bond, 7.625%, 4/15/24	500,000		522,500
senior note, 8.50%, 4/15/20	3,400,000		3,982,250
senior note, 8.75%, 4/15/22	1,500,000		1,723,125

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
senior note, 7.125%, 1/15/23	2,700,000	2,808,000
senior note, 7.875%, 1/15/27	300,000	308,250
[b]Gannett Co. Inc., senior note, 144A, 5.125%, 7/15/20	6,900,000	7,176,000
General Motors Financial Co. Inc., senior note, 3.25%, 5/15/18	1,900,000	1,933,250
GMAC Inc., sub. note, 8.00%, 12/31/18	3,300,000	3,943,500
The Goodyear Tire & Rubber Co., senior note, 6.50%, 3/01/21	8,300,000	9,088,500
[b]Grifols Worldwide Operations Ltd., senior note, 144A, 5.25%, 4/01/22	1,000,000	1,037,500
Halcon Resources Corp., senior note, 8.875%, 5/15/21	8,000,000	8,560,000
HCA Inc.,
senior note, 7.50%, 2/15/22	2,300,000	2,656,500
senior secured note, 5.875%, 3/15/22	13,900,000	15,168,375
Hertz Corp., senior note, 6.25%, 10/15/22	800,000	859,000
[b]inVentiv Health Inc., senior secured note, 144A, 9.00%, 1/15/18	4,600,000	4,945,000
[b,l]Jaguar Holding Co. I, senior note, 144A, PIK, 9.375%, 10/15/17	3,400,000	3,553,000
Jarden Corp., senior note, 6.125%, 11/15/22	2,550,000	2,728,500
[b]JBS USA LLC/Finance Inc., senior note, 144A,
8.25%, 2/01/20	5,500,000	6,015,625
7.25%, 6/01/21	700,000	759,500
[m]JPMorgan Chase & Co., junior sub. bond, 6.00% to 8/01/23, FRN thereafter, Perpetual	5,000,000	5,081,250
[b]Kinder Morgan Finance Co. LLC, senior secured note, 144A, 6.00%, 1/15/18	2,500,000	2,752,290
Linn Energy LLC/Finance Corp., senior note,
8.625%, 4/15/20	1,600,000	1,742,000
7.75%, 2/01/21	6,900,000	7,477,875
[b]144A, 6.25%, 11/01/19	2,500,000	2,637,500
The Manitowoc Co. Inc., senior note, 8.50%, 11/01/20	4,100,000	4,592,000
Meritor Inc., senior note, 6.75%, 6/15/21	8,000,000	8,580,000
MGM Resorts International, senior note,
6.875%, 4/01/16	800,000	876,000
7.50%, 6/01/16	2,900,000	3,226,250
8.625%, 2/01/19	700,000	838,250
6.75%, 10/01/20	200,000	222,250
6.625%, 12/15/21	5,700,000	6,348,375
Michael's Stores Inc., senior note, 7.75%, 11/01/18	4,300,000	4,568,750
Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	5,400,000	5,832,000
Navistar International Corp., senior note, 8.25%, 11/01/21	6,100,000	6,351,625
Offshore Group Investment Ltd.,
senior bond, first lien, 7.125%, 4/01/23	8,000,000	8,120,000
senior secured note, first lien, 7.50%, 11/01/19	4,700,000	4,952,625
PBF Holding Co. LLC, first lien, 8.25%, 2/15/20	8,600,000	9,460,000
Penn Virginia Corp., senior note, 8.50%, 5/01/20	7,300,000	8,148,625
Pinnacle Entertainment Inc., senior sub. note,
8.75%, 5/15/20	2,050,000	2,249,875
7.75%, 4/01/22	4,300,000	4,687,000
Plains Exploration & Production Co., senior note,
6.125%, 6/15/19	900,000	995,625
6.625%, 5/01/21	2,213,000	2,478,560
6.875%, 2/15/23	500,000	570,625
[b]PNK Finance Corp., senior note, 144A, 6.375%, 8/01/21	200,000	211,500
[b]Post Holdings Inc., senior note, 144A,
6.75%, 12/01/21	2,700,000	2,868,750
[g]6.00%, 12/15/22	1,100,000	1,113,750
Quicksilver Resources Inc.,
[b,d]secured note, second lien, 144A, FRN, 7.00%, 6/21/19	2,500,000	2,462,500
senior note, 9.125%, 8/15/19	4,400,000	4,235,000
Regency Energy Partners LP/Regency Energy Finance Corp., senior note, 5.875%,
3/01/22	1,500,000	1,597,500
Regions Bank, sub. note, 7.50%, 5/15/18	2,000,000	2,386,280
Reynolds Group Issuer Inc./LLC/SA,
senior note, 8.50%, 5/15/18	3,950,000	4,132,688
senior note, 9.00%, 4/15/19	8,550,000	9,105,750
senior note, 9.875%, 8/15/19	1,000,000	1,106,250
senior secured note, 7.125%, 4/15/19	500,000	527,500
Sabine Pass Liquefaction LLC, first lien, 5.625%, 2/01/21	9,600,000	10,104,000
[b]Samson Investment Co., senior note, 144A, 9.75%, 2/15/20	13,500,000	14,175,000

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
[b]Sealed Air Corp., senior note, 144A,
8.125%, 9/15/19	800,000		890,000
6.50%, 12/01/20	3,400,000		3,808,000
8.375%, 9/15/21	800,000		920,000
[b]Sirius XM Radio Inc., senior bond, 144A, 6.00%, 7/15/24	8,100,000		8,343,000
SLM Corp., senior note,
8.45%, 6/15/18	3,900,000		4,599,562
5.50%, 1/15/19	9,600,000		10,130,544
[b]Smithfield Foods Inc., senior note, 144A, 5.875%, 8/01/21	4,400,000		4,672,250
Sprint Nextel Corp., senior note,
8.375%, 8/15/17	2,000,000		2,355,000
6.00%, 11/15/22	5,000,000		5,187,500
[b]144A, 9.00%, 11/15/18	9,000,000		10,957,500
[b]144A, 7.00%, 3/01/20	400,000		463,000
Sterling International Inc., senior note, 11.00%, 10/01/19	1,200,000		1,278,000
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	1,000,000		1,065,000
senior note, 6.542%, 4/28/20	3,200,000		3,468,000
senior note, 6.125%, 1/15/22	600,000		638,250
Tenet Healthcare Corp., senior note,
8.125%, 4/01/22	3,900,000		4,446,000
[b]144A, 5.00%, 3/01/19	4,600,000		4,703,500
Terex Corp., senior note, 6.00%, 5/15/21	8,400,000		9,009,000
[b,n]Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, 144A, 11.50%, 10/01/20	6,200,000		5,533,500
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	2,900,000		3,059,500
[b,g]TransDigm Inc.,
senior sub. bond, 144A, 6.50%, 7/15/24	1,200,000		1,219,500
senior sub. note, 144A, 6.00%, 7/15/22	1,100,000		1,109,625
[b]Univision Communications Inc.,
senior secured bond, 144A, 6.75%, 9/15/22	1,832,000		2,015,200
senior secured note, 144A, 6.875%, 5/15/19	1,500,000		1,608,750
senior secured note, 144A, 7.875%, 11/01/20	2,500,000		2,765,625
senior secured note, 144A, 5.125%, 5/15/23	800,000		826,000
[b]Valeant Pharmaceuticals International Inc., senior note, 144A, 7.50%, 7/15/21	1,500,000		1,670,625
Visant Corp., senior note, 10.00%, 10/01/17	6,200,000		5,781,500
[b]VPI Escrow Corp., senior note, 144A, 6.375%, 10/15/20	10,600,000		11,381,750
W&T Offshore Inc., senior note, 8.50%, 6/15/19	10,000,000		10,875,000
			632,963,491
Total Quasi-Sovereign and Corporate Bonds (Cost $1,045,944,532)			1,095,010,861
Credit-Linked Notes 0.1%
Ukraine 0.1%
[b,d]Citigroup Inc. (Export/Import Bank of Ukraine), 144A, FRN, 5.50%, 9/01/15	7,705,200	UAH	567,413
[b]ING Americas Issuance BV (Government of Ukraine), 144A, 5.50%,
8/24/15	47,890,500	UAH	3,526,188
8/25/15	17,064,600	UAH	1,256,643
Total Credit-Linked Notes (Cost $7,753,673)			5,350,244
[d]Senior Floating Rate Interests 0.0%†
Luxembourg 0.0%†
August LuxUK Holding Co., Lux Second Lien, 10.50%, 4/27/19	164,128		165,769

United States 0.0%†
AdvancePierre Foods Inc., Second Lien Term Loan, 9.50%, 10/10/17	191,948		186,509
Air Distribution Technologies (Tomkins Air Distribution), Second Lien Initial Loan,
9.25%, 5/09/20	92,445		93,832
August U.S. Holding Co. Inc., U.S. Second Lien, 10.50%, 4/27/19	53,741		54,278
[o]Erickson Inc., Purchase Price Notes, 6.00%, 11/02/20	23,812		22,093
FRAM Group Holdings Inc. (Autoparts Holdings), Second Lien Term Loan, 10.50%,
1/29/18	80,578		76,549
NEP/NCP Holdco Inc., Second Lien Term Loan, 9.50%, 7/22/20	13,086		13,503
Sensus USA Inc., Second Lien Term Loan, 8.50%, 5/09/18	323,485		325,305

Templeton Income Trust
Statement of Investments, May 31, 2014 (unaudited) (continued)
Vertafore Inc., Second Lien Term Loan, 9.75%, 10/27/17	201,821		205,920
			977,989
Total Senior Floating Rate Interests (Cost $1,136,946)			1,143,758
	Shares
Escrow Acconts and Litigation Trusts 0.0%
[a,o]Comfort Co. Inc., Escrow Account	1,299		—
[a,o]NewPage Corp., Litigation Trust	2,500,000		—
Total Escrow Accounts and Litigation Trusts (Cost $—)			—
Total Investments before Short Term Investments (Cost $6,569,166,391)			6,820,072,393
	Principal Amount*

Short Term Investments 17.4%
Foreign Government and Agency Securities 7.7%
Canada 0.4%
[k]Canada Treasury Bill, 8/28/14	20,660,000	CAD	19,011,011
Government of Canada, 3.00%, 6/01/14	15,660,000	CAD	14,445,763
			33,456,774
Hungary 0.0%†
[k]Hungary Treasury Bill, 6/25/14	791,660,000	HUF	3,559,084
Malaysia 1.4%
[k]Bank of Negara Monetary Notes, 6/03/14 - 5/05/15	394,545,000	MYR	121,087,160
Philippines 0.9%
[k]Philippine Treasury Bills, 6/04/14 - 4/08/15	3,488,575,000	PHP	79,387,734
Singapore 2.3%
[k]Monetary Authority of Singapore Treasury Bills, 7/11/14 - 9/30/14	79,296,000	SGD	63,197,840
[k]Singapore Treasury Bill, 10/31/14	170,000,000	SGD	135,396,028
			198,593,868
South Korea 0.2%
Korea Monetary Stabilization Bond, senior bond, 2.72%, 9/09/14	20,084,000,000	KRW	19,682,852
Sweden 2.3%
[k]Sweden Treasury Bills,
6/18/14	1,001,770,000	SEK	149,655,486
8/20/14 - 9/17/14	332,880,000	SEK	49,674,008
			199,329,494
Uruguay 0.2%
[k]Uruguay Treasury Bills, 6/20/14 - 5/04/15	442,659,000	UYU	17,278,637
Total Foreign Government and Agency Securities (Cost $677,746,641)			672,375,603
Total Investments before Money Market Funds (Cost $7,246,913,032)			7,492,447,996
	Shares
Money Market Funds (Cost $841,260,062) 9.7%
United States 9.7%
[a,p]Institutional Fiduciary Trust Money Market Portfolio	841,260,062		841,260,062
Total Investments (Cost $8,088,173,094) 95.7%			8,333,708,058
Other Assets, less Liabilities 4.3%			371,670,017
Net Assets 100.0%			$8,705,378,075

† Rounds to less than 0.1% of net assets.
* The principal amount is stated in U.S. dollars unless otherwise indicated.
a Non-income producing.

Templeton Income Trust
Statement of Investments, May 31, 2014 (unaudited) (continued)
b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2014, the aggregate value of these securities was $1,137,543,954, representing 13.07% of net assets.
c Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2014, the aggregate value of these securities was $112,045,534, representing 1.29% of net assets.
d The coupon rate shown represents the rate at period end.
e Principal amount is stated in 1,000 Brazilian Real Units.
f Redemption price at maturity is adjusted for inflation.
g A portion or all of the security purchased on a when-issued or delayed delivery basis.
h Principal amount is stated in 100 Mexican Peso Units.
i Principal amount of security is adjusted for inflation.
j Principal amount is stated in 100 Unidad de Inversion Units.
k The security is traded on a discount basis with no stated coupon rate.
l Income may be received in additional securities and/or cash.
m Perpetual security with no stated maturity date.
n Defaulted security or security for which income has been deemed uncollectible.
o Security has been deemed illiquid because it may not be able to be sold within seven days. At May 31, 2014, the aggregate value of these securities was $22,093, representing less than 0.01% of net assets.
p The Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At May 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
	Counter			Contract		Settlement	Unrealized	Unrealized
Currency	party[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
Indian Rupee	CITI	Buy	42,980,000	680,063		6/03/14	$45,652	$-
Indian Rupee	CITI	Sell	42,980,000	728,061		6/03/14	2,346	-
Indian Rupee	DBAB	Buy	39,167,000	621,916		6/03/14	39,417	-
Indian Rupee	DBAB	Sell	39,167,000	663,471		6/03/14	2,138	-
Indian Rupee	HSBK	Buy	265,181,500	4,193,123		6/03/14	284,454	-
Indian Rupee	HSBK	Sell	265,181,500	4,492,051		6/03/14	14,474	-
Japanese Yen	DBAB	Buy	6,912,259,000	67,927,074		6/03/14	-	(8,312)
Japanese Yen	DBAB	Sell	6,912,259,000	68,540,000		6/03/14	621,238	-
Japanese Yen	JPHQ	Sell	2,962,582,246	29,380,000		6/04/14	269,954	-
Chilean Peso	BZWS	Buy	329,100,000	583,200		6/05/14	15,379	-
Euro	BZWS	Sell	2,397,130	3,131,730		6/05/14	-	(136,119)
Chilean Peso	MSCO	Buy	222,700,000	394,718		6/06/14	10,292	-
Euro	DBAB	Sell	7,466,000	9,847,505		6/06/14	-	(330,381)
Malaysian Ringgit	DBAB	Buy	1,294,000	410,247		6/06/14	-	(8,003)
Polish Zloty	DBAB	Buy	4,100,000	943,266	EUR	6/06/14	63,742	-
Euro	GSCO	Sell	7,506,700	9,850,142		6/09/14	-	(383,168)
Indian Rupee	DBAB	Buy	23,321,000	382,055		6/09/14	11,427	-
Indian Rupee	JPHQ	Buy	20,335,000	334,323		6/09/14	8,778	-
Japanese Yen	CITI	Sell	2,026,500,000	20,434,607		6/09/14	521,792	-
Japanese Yen	HSBK	Sell	3,034,900,000	30,652,459		6/09/14	830,894	-
Japanese Yen	JPHQ	Sell	2,034,600,000	20,434,892		6/09/14	442,484	-
Mexican Peso	CITI	Buy	162,809,640	12,301,260		6/09/14	352,601	-
Singapore Dollar	DBAB	Buy	9,810,000	7,828,897		6/09/14	-	(5,619)
Singapore Dollar	GSCO	Buy	5,725,000	4,563,207		6/09/14	2,365	-
Japanese Yen	BZWS	Sell	3,257,620,000	33,474,591		6/10/14	1,464,331	-
Japanese Yen	HSBK	Sell	3,469,350,000	35,865,587		6/10/14	1,774,811	-
Japanese Yen	JPHQ	Sell	2,352,700,000	23,910,418		6/10/14	792,148	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Mexican Peso	CITI	Buy	162,627,000	12,268,551		6/10/14	370,114	-
Swedish Krona	DBAB	Buy	37,550,000	4,307,242	EUR	6/10/14	-	(261,700)
Euro	GSCO	Sell	8,776,716	11,628,271		6/11/14	-	(336,307)
Japanese Yen	DBAB	Sell	1,148,800,000	11,954,712		6/11/14	666,220	-
Japanese Yen	JPHQ	Sell	3,214,350,000	33,474,583		6/11/14	1,889,309	-
Polish Zloty	CITI	Buy	281,000	64,078	EUR	6/11/14	5,118	-
Swedish Krona	MSCO	Buy	8,919,000	1,016,005	EUR	6/11/14	-	(52,551)
Mexican Peso	CITI	Buy	330,714,570	24,986,934		6/12/14	710,692	-
Polish Zloty	DBAB	Buy	1,438,000	330,294	EUR	6/12/14	22,915	-
Swedish Krona	MSCO	Buy	28,882,900	3,284,502	EUR	6/12/14	-	(162,501)
Mexican Peso	CITI	Buy	205,927,700	15,376,575		6/13/14	623,427	-
Polish Zloty	DBAB	Buy	26,678,682	6,082,968	EUR	6/13/14	485,725	-
Swedish Krona	BZWS	Buy	19,347,000	2,187,783	EUR	6/13/14	-	(92,107)
Swedish Krona	MSCO	Buy	40,991,800	4,545,780	EUR	6/13/14	-	(72,978)
Japanese Yen	CITI	Sell	38,352,000	403,705		6/16/14	26,834	-
Malaysian Ringgit	HSBK	Buy	36,500,000	11,377,096		6/16/14	-	(35,787)
Swedish Krona	MSCO	Buy	16,930,700	1,929,600	EUR	6/16/14	-	(101,255)
Japanese Yen	JPHQ	Sell	1,355,500,000	14,346,193		6/17/14	1,026,098	-
Swedish Krona	DBAB	Buy	4,627,500	510,342	EUR	6/17/14	-	(4,435)
Malaysian Ringgit	DBAB	Buy	22,000,000	6,922,593		6/18/14	-	(87,316)
Swedish Krona	MSCO	Buy	11,741,000	1,349,176	EUR	6/18/14	-	(85,337)
Chilean Peso	DBAB	Buy	1,500,450,000	2,919,163		6/19/14	-	(194,276)
Singapore Dollar	JPHQ	Buy	5,777,000	4,564,669		6/19/14	42,372	-
Japanese Yen	DBAB	Sell	7,443,020,000	72,440,971		6/20/14	-	(700,743)
Mexican Peso	CITI	Buy	127,922,000	9,610,392		6/20/14	323,276	-
Singapore Dollar	HSBK	Buy	6,967,000	5,533,757		6/20/14	22,286	-
Malaysian Ringgit	DBAB	Buy	18,932,200	5,876,645		6/23/14	4,235	-
Singapore Dollar	DBAB	Buy	8,718,400	6,947,486		6/23/14	5,263	-
Swedish Krona	MSCO	Buy	29,176,960	3,332,377	EUR	6/23/14	-	(184,634)
Swedish Krona	MSCO	Buy	39,160,000	4,523,246	EUR	6/24/14	-	(316,990)
Swedish Krona	UBSW	Buy	19,570,000	2,237,211	EUR	6/25/14	-	(126,759)
Indian Rupee	DBAB	Buy	426,079,000	6,895,821		6/26/14	278,071	-
South Korean Won	DBAB	Buy	3,290,000,000	2,816,058		6/27/14	402,512	-
Indian Rupee	DBAB	Buy	1,220,372,433	19,935,026		6/30/14	601,667	-
Indian Rupee	JPHQ	Buy	68,690,000	1,158,992		6/30/14	-	(3,062)
Japanese Yen	BZWS	Sell	260,566,000	2,677,965		6/30/14	117,251	-
Swedish Krona	DBAB	Buy	57,436,125	6,530,643	EUR	6/30/14	-	(324,525)
Swedish Krona	UBSW	Buy	2,171,000	245,053	EUR	6/30/14	-	(9,819)
Japanese Yen	MSCO	Sell	1,074,900,000	10,963,110		7/01/14	399,450	-
Swedish Krona	MSCO	Buy	45,869,704	5,184,586	EUR	7/01/14	-	(217,124)
Euro	DBAB	Sell	2,420,000	3,171,132		7/02/14	-	(127,751)
Indian Rupee	DBAB	Buy	136,067,550	2,226,243		7/03/14	62,491	-
Indian Rupee	HSBK	Buy	132,590,750	2,238,442		7/03/14	-	(8,189)
Philippine Peso	DBAB	Buy	73,175,950	1,694,005		7/03/14	-	(25,244)
British Pound	DBAB	Sell	91,731	136,707		7/07/14	-	(17,003)
Indian Rupee	HSBK	Buy	143,032,000	2,337,907		7/07/14	66,517	-
Philippine Peso	HSBK	Buy	90,000,000	2,061,383		7/07/14	-	(9,022)
Philippine Peso	JPHQ	Buy	17,244,000	397,510		7/07/14	-	(4,278)
Philippine Peso	DBAB	Buy	48,983,060	1,129,683		7/08/14	-	(12,682)
British Pound	DBAB	Sell	1,086,563	1,621,586		7/09/14	-	(199,096)

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Chilean Peso	DBAB	Buy	214,571,000	395,887		7/09/14	-	(7,070)
Euro	DBAB	Sell	584,893	754,687		7/09/14	-	(42,629)
Euro	JPHQ	Sell	11,697,590	15,030,000		7/10/14	-	(915,988)
Japanese Yen	UBSW	Sell	125,000,000	1,241,496		7/10/14	12,974	-
Mexican Peso	CITI	Buy	219,912,850	16,568,810		7/10/14	480,248	-
Euro	DBAB	Sell	477,490	616,630		7/14/14	-	(34,280)
Singapore Dollar	HSBK	Buy	10,093,000	7,914,527		7/14/14	134,455	-
Euro	DBAB	Sell	31,920,000	41,866,432		7/15/14	-	(1,646,676)
Indian Rupee	DBAB	Buy	911,000	14,837		7/15/14	459	-
Euro	BZWS	Sell	18,964,000	24,793,534		7/16/14	-	(1,058,077)
Euro	GSCO	Sell	6,019,000	7,875,320		7/16/14	-	(329,745)
Euro	MSCO	Sell	6,498,000	8,477,356		7/16/14	-	(380,679)
Swedish Krona	UBSW	Buy	1,208,500	137,208	EUR	7/16/14	-	(6,597)
Indian Rupee	DBAB	Buy	1,953,000	31,773		7/17/14	1,008	-
British Pound	DBAB	Sell	72,862	109,788		7/18/14	-	(12,293)
Euro	BZWS	Sell	16,108,531	21,186,746		7/18/14	-	(772,352)
Euro	GSCO	Sell	6,019,000	7,925,157		7/18/14	-	(279,924)
Euro	DBAB	Sell	10,079,000	13,293,899		7/21/14	-	(445,804)
Indian Rupee	JPHQ	Buy	1,288,000	20,982		7/21/14	624	-
Euro	DBAB	Sell	5,307,000	6,961,829		7/22/14	-	(272,686)
Euro	MSCO	Sell	7,066,000	9,256,036		7/22/14	-	(376,352)
Indian Rupee	DBAB	Buy	451,000	7,313		7/22/14	252	-
Indian Rupee	JPHQ	Buy	2,423,000	39,376		7/22/14	1,264	-
Japanese Yen	MSCO	Sell	5,282,022,900	52,821,285		7/22/14	904,386	-
Malaysian Ringgit	DBAB	Buy	1,338,600	412,156		7/22/14	3,061	-
Swedish Krona	MSCO	Buy	108,406,800	12,447,675	EUR	7/22/14	-	(783,634)
Euro	DBAB	Sell	16,129,471	21,194,447		7/23/14	-	(793,307)
Japanese Yen	CITI	Sell	2,765,977,000	27,802,596		7/24/14	615,492	-
Japanese Yen	JPHQ	Sell	4,261,000,000	42,768,243		7/24/14	886,386	-
Singapore Dollar	JPHQ	Buy	5,820,000	4,555,630		7/24/14	85,718	-
Euro	DBAB	Sell	15,302,395	20,244,722		7/25/14	-	(615,602)
Euro	GSCO	Sell	11,883,000	15,731,428		7/25/14	-	(467,554)
Japanese Yen	JPHQ	Sell	1,484,000,000	14,970,996		7/25/14	384,491	-
Euro	BZWS	Sell	1,066,000	1,411,810		7/28/14	-	(41,372)
Euro	CITI	Sell	3,469,716	4,595,032		7/28/14	-	(134,922)
Chilean Peso	MSCO	Buy	134,365,000	253,926		7/29/14	-	(10,980)
Euro	BZWS	Sell	20,616,550	27,330,124		7/29/14	-	(774,606)
Euro	DBAB	Sell	10,310,667	13,665,242		7/29/14	-	(390,383)
Japanese Yen	BZWS	Sell	209,770,000	2,113,381		7/29/14	51,458	-
Swedish Krona	DBAB	Buy	1,208,500	139,002	EUR	7/29/14	-	(9,079)
British Pound	DBAB	Sell	338,769	515,810		7/30/14	-	(51,746)
Chilean Peso	DBAB	Buy	617,450,000	1,159,702		7/30/14	3,638	(47,035)
Chilean Peso	JPHQ	Buy	440,000,000	788,248		7/30/14	7,241	-
Indian Rupee	HSBK	Buy	52,129,000	836,254		7/30/14	37,001	-
Swedish Krona	BZWS	Buy	112,249,300	12,694,705	EUR	7/30/14	-	(548,710)
Swedish Krona	DBAB	Buy	9,800,000	1,108,936	EUR	7/30/14	-	(48,746)
Chilean Peso	JPHQ	Buy	638,000,000	1,147,173		7/31/14	6,173	-
Chilean Peso	MSCO	Buy	226,130,000	425,016		7/31/14	-	(16,230)
Euro	JPHQ	Sell	2,285,000	3,037,713		7/31/14	-	(77,234)
Indian Rupee	DBAB	Buy	390,749,733	6,330,073		7/31/14	214,600	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Indian Rupee	JPHQ	Buy	68,690,000	1,154,512		7/31/14	-	(4,022)
Malaysian Ringgit	HSBK	Buy	12,000,000	3,659,318		7/31/14	61,113	-
Chilean Peso	DBAB	Buy	263,440,000	472,216		8/01/14	3,971	-
Euro	DBAB	Buy	109,300	151,561		8/01/14	-	(2,561)
Euro	DBAB	Sell	6,839,000	9,076,772		8/01/14	-	(246,270)
Euro	GSCO	Sell	2,285,000	3,033,360		8/01/14	-	(81,591)
Mexican Peso	JPHQ	Buy	138,330,710	10,509,056		8/01/14	195,546	-
Singapore Dollar	BZWS	Buy	12,928,975	10,186,712		8/01/14	123,956	-
Euro	BZWS	Sell	47,788,588	63,456,077		8/04/14	-	(1,690,388)
Euro	HSBK	Sell	2,285,000	3,028,608		8/04/14	-	(86,355)
Euro	BZWS	Sell	1,141,000	1,513,240		8/05/14	-	(42,199)
Euro	MSCO	Sell	17,547,509	23,245,624		8/05/14	-	(675,560)
Chilean Peso	DBAB	Buy	180,800,000	316,150		8/06/14	10,499	-
Euro	GSCO	Sell	13,891,708	18,421,308		8/06/14	-	(516,224)
Indian Rupee	HSBK	Buy	66,000,000	1,077,463		8/06/14	26,862	-
Indian Rupee	JPHQ	Buy	22,900,000	373,725		8/06/14	9,442	-
Japanese Yen	MSCO	Sell	460,900,000	4,657,531		8/06/14	126,903	-
Malaysian Ringgit	HSBK	Buy	24,550,000	7,269,658		8/06/14	338,655	-
Mexican Peso	MSCO	Buy	263,249,180	20,080,029		8/06/14	283,547	-
Polish Zloty	DBAB	Buy	61,736,080	14,227,198	EUR	8/06/14	846,634	-
Singapore Dollar	DBAB	Buy	21,298,765	16,709,501		8/06/14	276,032	-
Indian Rupee	CITI	Buy	42,565,000	697,472		8/07/14	14,615	-
Indian Rupee	DBAB	Buy	1,239,000	20,284		8/07/14	444	-
Indian Rupee	HSBK	Buy	28,500,000	466,468		8/07/14	10,320	-
Malaysian Ringgit	HSBK	Buy	24,550,000	7,320,710		8/07/14	287,093	-
Singapore Dollar	DBAB	Buy	5,045,000	3,977,389		8/07/14	45,947	-
Singapore Dollar	HSBK	Buy	5,044,000	3,977,918		8/07/14	44,621	-
Mexican Peso	MSCO	Buy	131,396,890	10,054,858		8/08/14	107,773	-
Australian Dollar	BZWS	Buy	4,382,863	3,835,005		8/11/14	222,898	-
Australian Dollar	BZWS	Sell	4,382,863	4,143,120		8/11/14	85,218	-
Chilean Peso	BZWS	Buy	265,850,000	494,099		8/11/14	-	(14,025)
Chilean Peso	JPHQ	Buy	172,600,000	323,797		8/11/14	-	(12,115)
Euro	CITI	Sell	303,457	404,351		8/11/14	-	(9,331)
Euro	DBAB	Sell	2,391,000	3,188,040		8/11/14	-	(71,453)
Malaysian Ringgit	HSBK	Buy	8,350,000	2,494,704		8/11/14	92,184	-
Mexican Peso	CITI	Buy	68,871,000	5,117,698		8/11/14	207,780	-
Mexican Peso	MSCO	Buy	80,166,000	6,127,541		8/11/14	71,327	-
Singapore Dollar	HSBK	Buy	9,308,900	7,337,932		8/11/14	85,849	-
Swedish Krona	MSCO	Buy	25,050,000	2,840,619	EUR	8/11/14	-	(133,408)
Chilean Peso	DBAB	Buy	100,600,000	178,227		8/12/14	3,420	-
Indian Rupee	DBAB	Buy	93,191,125	1,528,693		8/12/14	29,036	-
Indian Rupee	HSBK	Buy	47,584,000	780,561		8/12/14	14,826	-
Malaysian Ringgit	JPHQ	Buy	5,674,000	1,724,935		8/12/14	32,792	-
Mexican Peso	CITI	Buy	47,042,000	3,603,646		8/12/14	33,619	-
Singapore Dollar	BZWS	Buy	22,731,726	17,896,179		8/12/14	232,226	-
Singapore Dollar	DBAB	Buy	10,048,000	7,939,317		8/12/14	73,898	-
South Korean Won	HSBK	Buy	2,467,000,000	209,750,374	JPY	8/12/14	345,506	-
Swedish Krona	UBSW	Buy	68,455,695	7,799,885	EUR	8/12/14	-	(415,344)
Australian Dollar	DBAB	Buy	10,030,162	8,994,046		8/13/14	291,204	-
Australian Dollar	DBAB	Sell	10,030,162	9,478,503		8/13/14	193,253	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Chilean Peso	JPHQ	Buy	315,000,000	588,785		8/13/14	-	(20,067)
Indian Rupee	HSBK	Buy	620,000	10,165		8/13/14	197	-
Japanese Yen	CITI	Sell	2,741,651,200	28,507,346		8/13/14	1,555,795	-
Singapore Dollar	DBAB	Buy	2,650,000	2,090,730		8/13/14	22,630	-
Singapore Dollar	DBAB	Buy	4,645,000	3,671,211		8/14/14	33,153	-
Euro	DBAB	Sell	291,630	387,148		8/15/14	-	(10,414)
Euro	MSCO	Sell	6,632,824	8,801,691		8/15/14	-	(240,446)
Mexican Peso	MSCO	Buy	34,582,000	2,625,358		8/15/14	47,897	-
Chilean Peso	DBAB	Buy	99,300,000	176,345		8/18/14	2,849	-
Euro	JPHQ	Sell	17,614,000	23,362,329		8/18/14	-	(649,886)
Singapore Dollar	BZWS	Buy	4,267,000	3,359,843		8/18/14	43,081	-
Euro	BZWS	Sell	9,579,000	12,693,612		8/19/14	-	(364,938)
Indian Rupee	DBAB	Buy	874,775,000	14,493,948		8/19/14	111,194	-
Indian Rupee	JPHQ	Buy	255,272,000	4,232,349		8/19/14	29,643	-
Japanese Yen	DBAB	Sell	36,644,000	373,320		8/19/14	13,081	-
Polish Zloty	DBAB	Buy	11,975,000	2,771,991	EUR	8/19/14	144,274	-
Singapore Dollar	DBAB	Buy	3,202,500	2,526,029		8/19/14	27,960	-
Singapore Dollar	HSBK	Buy	3,202,500	2,526,428		8/19/14	27,562	-
Swedish Krona	DBAB	Buy	328,300,000	36,504,142	EUR	8/19/14	-	(765,843)
Chilean Peso	JPHQ	Buy	290,619,900	536,183		8/20/14	1,335	(13,176)
Chilean Peso	MSCO	Buy	113,010,000	212,357		8/20/14	-	(8,462)
Euro	DBAB	Sell	7,514,583	10,036,027		8/20/14	-	(208,224)
Euro	JPHQ	Sell	10,643,000	14,219,474		8/20/14	-	(289,589)
Japanese Yen	HSBK	Sell	97,747,000	1,007,701		8/20/14	46,764	-
Japanese Yen	JPHQ	Sell	49,654,000	510,778		8/20/14	22,636	-
Indian Rupee	DBAB	Buy	871,067,000	14,690,148		8/21/14	-	(151,768)
Indian Rupee	HSBK	Buy	34,619,025	584,031		8/21/14	-	(6,229)
Indian Rupee	JPHQ	Buy	36,649,700	618,498		8/21/14	-	(6,803)
Swedish Krona	BZWS	Buy	87,396,350	9,649,528	EUR	8/21/14	-	(111,236)
Japanese Yen	BZWS	Sell	16,448,000	169,637		8/22/14	7,937	-
Mexican Peso	HSBK	Buy	26,875,955	2,002,634		8/22/14	73,826	-
Polish Zloty	DBAB	Buy	15,735,929	3,636,515	EUR	8/22/14	196,897	-
Euro	BZWS	Sell	3,101,513	4,157,857		8/25/14	-	(70,305)
Japanese Yen	CITI	Sell	32,863,000	338,300		8/25/14	15,218	-
Japanese Yen	DBAB	Sell	16,255,000	167,257		8/25/14	7,451	-
Japanese Yen	HSBK	Sell	32,622,000	334,959		8/25/14	14,246	-
Euro	GSCO	Sell	8,745,205	11,673,800		8/26/14	-	(248,185)
Japanese Yen	BZWS	Sell	65,296,000	664,252		8/26/14	22,312	-
Japanese Yen	JPHQ	Sell	32,793,000	333,596		8/26/14	11,200	-
Malaysian Ringgit	HSBK	Buy	7,929,900	2,354,483		8/26/14	99,784	-
Chilean Peso	DBAB	Buy	73,590,000	130,571		8/27/14	2,110	-
Indian Rupee	DBAB	Buy	426,079,000	7,186,901		8/27/14	-	(82,624)
Japanese Yen	DBAB	Sell	66,294,000	671,672		8/27/14	19,915	-
Japanese Yen	HSBK	Sell	81,408,000	824,911		8/27/14	24,564	-
Japanese Yen	JPHQ	Sell	158,882,000	1,611,992		8/27/14	49,975	-
Mexican Peso	HSBK	Buy	26,959,184	2,002,688		8/27/14	79,413	-
Polish Zloty	DBAB	Buy	37,383,002	8,906,016	EUR	8/27/14	100,080	-
Singapore Dollar	DBAB	Buy	13,944,000	10,980,216		8/27/14	140,189	-
South Korean Won	JPHQ	Buy	27,147,200,000	25,138,624		8/27/14	1,332,331	-
Chilean Peso	JPHQ	Buy	237,800,000	421,556		8/28/14	7,151	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Euro	DBAB	Sell	802,645	1,061,658		8/28/14	-	(32,558)
Indian Rupee	DBAB	Buy	390,749,733	6,532,638		8/28/14	-	(18,514)
Indian Rupee	HSBK	Buy	216,500,000	3,618,767		8/28/14	-	(9,532)
Indian Rupee	JPHQ	Buy	68,690,000	1,148,912		8/28/14	-	(3,792)
Euro	DBAB	Sell	5,908,531	7,890,252		8/29/14	-	(164,647)
Japanese Yen	JPHQ	Sell	634,291,000	6,528,012		8/29/14	292,019	-
Mexican Peso	CITI	Buy	132,700,000	9,722,873		8/29/14	524,153	-
Mexican Peso	HSBK	Buy	29,828,560	2,179,335		8/29/14	124,011	-
Philippine Peso	JPHQ	Buy	91,000,000	2,049,550		8/29/14	24,262	-
Polish Zloty	DBAB	Buy	10,258,669	2,359,128	EUR	8/29/14	142,742	-
Swedish Krona	BZWS	Buy	20,086,000	2,247,988	EUR	8/29/14	-	(67,138)
Indian Rupee	CITI	Buy	42,980,000	718,567		9/03/14	-	(2,905)
Indian Rupee	DBAB	Buy	39,167,000	655,257		9/03/14	-	(3,086)
Indian Rupee	HSBK	Buy	132,590,750	2,217,292		9/03/14	-	(9,519)
Mexican Peso	HSBK	Buy	18,052,900	1,317,441		9/03/14	76,030	-
South Korean Won	JPHQ	Buy	10,406,210,000	9,675,245		9/04/14	467,600	-
Chilean Peso	DBAB	Buy	39,500,000	69,604		9/05/14	1,550	-
Euro	DBAB	Sell	8,776,717	11,582,546		9/05/14	-	(382,640)
Polish Zloty	DBAB	Buy	8,360,000	1,914,708	EUR	9/05/14	125,746	-
Singapore Dollar	GSCO	Buy	5,725,000	4,531,602		9/10/14	34,187	-
Polish Zloty	DBAB	Buy	12,599,020	2,964,336	EUR	9/12/14	80,328	-
Singapore Dollar	HSBK	Buy	8,971,900	7,072,284		9/15/14	83,008	-
Swedish Krona	DBAB	Buy	691,813,920	78,165,765	EUR	9/15/14	-	(3,343,320)
Swedish Krona	DBAB	Buy	679,124,250	76,521,042	EUR	9/17/14	-	(2,997,066)
Japanese Yen	BZWS	Sell	240,903,916	2,447,216		9/18/14	78,442	-
Malaysian Ringgit	DBAB	Buy	41,150,164	12,411,076		9/18/14	306,929	-
Swedish Krona	DBAB	Buy	4,627,500	520,745	EUR	9/18/14	-	(19,527)
Euro	BZWS	Sell	341,006	455,584		9/19/14	-	(9,319)
Singapore Dollar	HSBK	Buy	9,257,000	7,312,006		9/19/14	70,695	-
South Korean Won	CITI	Buy	35,659,300,000	33,082,197		9/19/14	1,648,106	-
Swedish Krona	BZWS	Buy	32,000,000	3,617,536	EUR	9/22/14	-	(157,762)
Euro	DBAB	Sell	8,113,820	11,008,993		9/23/14	-	(52,914)
Hungarian Forint	JPHQ	Buy	2,646,283,000	8,729,286	EUR	9/23/14	-	(46,024)
Malaysian Ringgit	HSBK	Buy	7,500,000	2,251,576		9/24/14	65,563	-
Hungarian Forint	JPHQ	Buy	2,118,389,000	6,917,414	EUR	9/25/14	58,527	-
Euro	CITI	Sell	1,573,442	2,166,047		9/26/14	20,894	-
Euro	DBAB	Sell	3,032,100	4,091,592		9/26/14	-	(42,224)
Malaysian Ringgit	DBAB	Buy	10,571,500	3,234,358		9/26/14	31,334	-
Malaysian Ringgit	HSBK	Buy	10,963,000	3,352,087		9/26/14	34,546	-
Polish Zloty	DBAB	Buy	5,265,800	1,241,993	EUR	9/26/14	27,917	-
South Korean Won	HSBK	Buy	3,301,000,000	3,020,128		9/26/14	193,730	-
Japanese Yen	JPHQ	Sell	241,286,602	2,455,718		9/29/14	82,994	-
Euro	DBAB	Sell	770,715	1,040,750		9/30/14	-	(10,014)
Japanese Yen	JPHQ	Sell	14,763,000	149,722		9/30/14	4,547	-
Malaysian Ringgit	DBAB	Buy	19,420,800	5,871,391		10/03/14	125,459	-
Euro	JPHQ	Sell	1,950,000	2,659,342		10/07/14	743	-
Euro	DBAB	Sell	2,719,240	3,689,737		10/08/14	-	(17,639)
Euro	DBAB	Sell	32,410,000	44,025,096		10/09/14	-	(162,369)
Euro	GSCO	Sell	645,000	876,265		10/09/14	-	(3,122)
Chilean Peso	MSCO	Buy	195,220,000	350,642		10/10/14	-	(222)

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Euro	JPHQ	Sell	643,000	870,259		10/14/14	-	(6,411)
Mexican Peso	DBAB	Buy	814,798,000	60,177,105		10/14/14	2,507,631	-
South Korean Won	JPHQ	Buy	22,871,824,720	20,946,813		10/14/14	1,300,866	-
Chilean Peso	DBAB	Buy	3,165,540,000	6,071,697		10/15/14	-	(392,410)
Euro	DBAB	Sell	10,678,448	14,439,183		10/15/14	-	(119,897)
Japanese Yen	JPHQ	Sell	1,812,355,000	17,438,060		10/17/14	-	(386,294)
Euro	DBAB	Sell	4,903,000	6,634,985		10/20/14	-	(49,879)
Euro	HSBK	Sell	512,000	695,311		10/20/14	-	(2,761)
Japanese Yen	JPHQ	Sell	3,423,100,000	34,872,657		10/20/14	1,206,038	-
Malaysian Ringgit	JPHQ	Buy	7,017,150	2,169,531		10/20/14	-	(4,950)
Euro	DBAB	Sell	13,110,000	17,938,413		10/21/14	63,897	-
Japanese Yen	BZWS	Sell	1,015,610,000	10,414,377		10/22/14	425,581	-
Malaysian Ringgit	HSBK	Buy	1,407,000	438,700		10/22/14	-	(4,735)
Chilean Peso	CITI	Buy	178,639,000	342,877		10/24/14	-	(22,672)
Euro	DBAB	Sell	8,888,599	12,275,066		10/24/14	156,038	-
Malaysian Ringgit	DBAB	Buy	968,000	300,574		10/24/14	-	(2,047)
Malaysian Ringgit	HSBK	Buy	645,008	199,200		10/24/14	-	(282)
Chilean Peso	BZWS	Buy	1,124,481,000	2,151,293		10/27/14	-	(136,299)
Euro	BZWS	Sell	10,045,933	13,890,631		10/27/14	193,561	-
Chilean Peso	DBAB	Buy	2,211,366,000	4,210,522		10/29/14	-	(248,699)
Euro	DBAB	Sell	2,310,730	3,188,692		10/29/14	38,126	-
Euro	GSCO	Sell	4,280,000	5,905,544		10/29/14	69,977	-
Chilean Peso	DBAB	Buy	99,995,800	189,684		10/31/14	-	(10,570)
Euro	DBAB	Sell	6,331,805	8,744,286		10/31/14	111,146	-
Malaysian Ringgit	JPHQ	Buy	1,774,000	554,722		10/31/14	-	(7,857)
Polish Zloty	BZWS	Buy	622,000	146,167	EUR	10/31/14	3,585	-
Euro	DBAB	Sell	739,956	1,018,216		11/03/14	9,312	-
Euro	BZWS	Sell	2,833,959	3,832,646		11/05/14	-	(31,376)
Euro	DBAB	Sell	519,000	701,867		11/05/14	-	(5,775)
Japanese Yen	BZWS	Sell	619,000,000	6,312,462		11/05/14	223,816	-
Japanese Yen	CITI	Sell	619,900,000	6,323,316		11/05/14	225,818	-
Japanese Yen	SCNY	Sell	1,239,900,000	12,676,618		11/05/14	480,638	-
Euro	CITI	Sell	41,479,000	55,860,806		11/07/14	-	(694,876)
Euro	DBAB	Sell	6,596,000	8,929,995		11/10/14	-	(63,563)
Japanese Yen	CITI	Sell	207,713,767	2,112,845		11/10/14	69,644	-
Euro	JPHQ	Sell	8,837,922	11,784,839		11/12/14	-	(265,602)
Japanese Yen	CITI	Sell	5,501,962,400	55,675,374		11/12/14	1,553,905	-
Japanese Yen	HSBK	Sell	85,634,000	868,499		11/12/14	26,138	-
Mexican Peso	CITI	Buy	21,221,000	1,569,020		11/12/14	59,760	-
Japanese Yen	JPHQ	Sell	2,417,114,000	24,442,451		11/13/14	665,716	-
Chilean Peso	MSCO	Buy	30,083,099,400	55,427,175		11/14/14	-	(1,617,672)
Euro	BZWS	Sell	31,079,000	41,791,931		11/14/14	-	(584,243)
Euro	DBAB	Sell	2,100,000	2,826,432		11/14/14	-	(36,915)
Japanese Yen	DBAB	Sell	2,783,555,000	28,018,229		11/14/14	636,679	-
Japanese Yen	MSCO	Sell	13,000,000	130,832		11/14/14	2,952	-
Chilean Peso	CITI	Buy	25,880,400,000	47,626,794		11/17/14	-	(1,348,575)
Euro	DBAB	Sell	10,012,106	13,458,473		11/17/14	-	(193,111)
Euro	MSCO	Sell	6,632,830	8,926,363		11/17/14	-	(117,552)
Japanese Yen	CITI	Sell	266,734,000	2,693,739		11/17/14	69,846	-
Japanese Yen	SCNY	Sell	206,868,600	2,087,094		11/17/14	52,105	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Euro	DBAB	Sell	8,120,000	10,942,674		11/18/14	-	(129,033)
Euro	DBAB	Sell	9,892,999	13,324,880		11/19/14	-	(164,360)
Japanese Yen	CITI	Sell	121,737,000	1,218,613		11/19/14	21,055	-
Japanese Yen	DBAB	Sell	98,350,000	983,894		11/19/14	16,400	-
Malaysian Ringgit	DBAB	Buy	3,178,320	975,334		11/19/14	3,322	-
Malaysian Ringgit	JPHQ	Buy	35,805,300	10,987,940		11/19/14	37,085	-
Euro	DBAB	Sell	7,368,000	9,971,483		11/20/14	-	(74,909)
Euro	JPHQ	Sell	18,445,006	24,967,046		11/20/14	-	(183,029)
Japanese Yen	CITI	Sell	136,747,000	1,372,135		11/20/14	26,911	-
Japanese Yen	HSBK	Sell	25,664,000	257,384		11/20/14	4,919	-
Japanese Yen	JPHQ	Sell	88,344,000	885,828		11/20/14	16,760	-
Malaysian Ringgit	HSBK	Buy	8,066,000	2,477,273		11/20/14	6,229	-
Uruguayan Peso	CITI	Buy	53,200,000	2,265,758		11/20/14	-	(66,381)
Brazilian Real	HSBK	Buy	91,050,000	36,952,110		11/21/14	1,763,054	-
Uruguayan Peso	CITI	Buy	53,300,000	2,266,156		11/25/14	-	(65,778)
Chilean Peso	DBAB	Buy	91,000,000	159,902		11/28/14	2,642	-
Euro	DBAB	Sell	7,361,600	9,974,968		11/28/14	-	(62,889)
Malaysian Ringgit	JPHQ	Buy	59,741,580	18,435,755		11/28/14	-	(50,267)
Singapore Dollar	DBAB	Buy	6,586,000	5,244,549		11/28/14	8,403	-
Chilean Peso	DBAB	Buy	91,000,000	159,621		12/01/14	2,875	-
Uruguayan Peso	CITI	Buy	79,460,000	3,397,178		12/01/14	-	(122,353)
Chilean Peso	DBAB	Buy	87,440,000	158,722		12/04/14	-	(2,629)
Euro	CITI	Sell	8,173,000	11,074,006		12/04/14	-	(70,426)
Euro	DBAB	Sell	8,035,000	10,885,507		12/04/14	-	(70,753)
Euro	CITI	Sell	7,059,000	9,597,769		12/05/14	-	(27,678)
Euro	DBAB	Sell	183,617	248,930		12/08/14	-	(1,447)
Chilean Peso	DBAB	Buy	166,450,000	300,343		12/09/14	-	(3,352)
Euro	HSBK	Sell	7,767	10,602		12/09/14	11	-
Euro	SCNY	Sell	3,227,500	4,409,185		12/09/14	8,208	-
Euro	DBAB	Sell	4,002,875	5,556,071		12/12/14	97,755	-
Euro	CITI	Sell	24,838,000	34,283,891		12/15/14	414,524	-
Euro	JPHQ	Sell	455,000	627,597		12/15/14	7,154	-
Malaysian Ringgit	DBAB	Buy	8,400,000	2,574,121		12/15/14	8,362	-
Polish Zloty	DBAB	Buy	15,880,000	3,710,801	EUR	12/15/14	105,848	-
Singapore Dollar	DBAB	Buy	9,800,000	7,857,916		12/15/14	-	(41,291)
Mexican Peso	CITI	Buy	197,663,500	14,894,394		12/16/14	235,546	-
Euro	DBAB	Sell	552,375	759,405		12/17/14	6,176	-
Euro	DBAB	Sell	95,558	131,407		12/18/14	1,102	-
Mexican Peso	CITI	Buy	94,764,220	7,118,172		12/18/14	134,291	-
Malaysian Ringgit	JPHQ	Buy	3,824,153	1,157,887		12/19/14	17,524	-
Japanese Yen	DBAB	Sell	7,430,160,000	72,440,954		12/22/14	-	(673,707)
Japanese Yen	HSBK	Sell	7,441,570,000	72,440,959		12/22/14	-	(785,979)
Malaysian Ringgit	HSBK	Buy	6,027,114	1,821,981		12/23/14	30,102	-
Japanese Yen	BZWS	Sell	3,208,950,000	30,946,044		12/26/14	-	(632,075)
Japanese Yen	CITI	Sell	5,005,980,000	48,275,816		12/26/14	-	(986,227)
Chilean Peso	DBAB	Buy	125,650,000	228,975		1/07/15	-	(5,418)
Euro	DBAB	Sell	22,892,843	31,224,235		1/07/15	5,199	-
Japanese Yen	DBAB	Sell	95,091,000	913,107		1/07/15	-	(22,759)
Japanese Yen	GSCO	Sell	1,641,201,000	15,824,753		1/08/15	-	(327,768)
Malaysian Ringgit	DBAB	Buy	12,301,000	3,666,140		1/08/15	110,257	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Malaysian Ringgit	JPHQ	Buy	47,636,700	14,216,515		1/08/15	407,914	-
Euro	DBAB	Sell	9,567,290	13,060,978		1/09/15	38,164	(24,203)
Malaysian Ringgit	JPHQ	Buy	25,616,000	7,650,221		1/09/15	213,403	-
Chilean Peso	DBAB	Buy	176,530,000	321,051		1/12/15	-	(7,122)
Chilean Peso	MSCO	Buy	198,000,000	358,988		1/12/15	-	(6,879)
Malaysian Ringgit	JPHQ	Buy	7,677,000	2,295,067		1/12/15	61,205	-
Mexican Peso	CITI	Buy	227,337,200	16,940,179		1/12/15	423,522	-
Euro	SCNY	Sell	1,738,694	2,362,903		1/13/15	-	(8,201)
Japanese Yen	CITI	Sell	83,690,000	800,172		1/13/15	-	(23,536)
Japanese Yen	HSBK	Sell	276,930,000	2,652,586		1/13/15	-	(73,062)
Japanese Yen	SCNY	Sell	251,020,000	2,402,565		1/14/15	-	(68,092)
Japanese Yen	BZWS	Sell	5,795,250,000	55,882,662		1/15/15	-	(1,157,465)
Japanese Yen	HSBK	Sell	218,790,000	2,103,750		1/15/15	-	(49,705)
Japanese Yen	JPHQ	Sell	3,767,300,000	36,323,754		1/15/15	-	(756,143)
Malaysian Ringgit	JPHQ	Buy	4,940,000	1,481,926		1/15/15	34,019	-
Euro	DBAB	Sell	186,978	255,824		1/16/15	834	-
Japanese Yen	DBAB	Sell	2,079,900,000	20,121,509		1/16/15	-	(350,243)
Japanese Yen	SCNY	Sell	240,140,000	2,324,179		1/16/15	-	(39,438)
Malaysian Ringgit	JPHQ	Buy	496,000	149,447		1/16/15	2,752	-
Japanese Yen	HSBK	Sell	126,059,100	1,209,780		1/20/15	-	(31,025)
Japanese Yen	JPHQ	Sell	1,812,355,000	17,456,872		1/20/15	-	(382,224)
Euro	BZWS	Sell	8,655,000	11,796,765		1/21/15	-	(6,568)
Malaysian Ringgit	HSBK	Buy	1,124,388	332,512		1/23/15	12,367	-
Euro	DBAB	Sell	23,329,245	31,662,451		1/26/15	-	(153,481)
Euro	BZWS	Sell	3,358,633	4,589,018		1/27/15	8,572	-
Japanese Yen	GSCO	Sell	183,530,000	1,775,381		1/27/15	-	(31,237)
Japanese Yen	DBAB	Sell	174,474,569	1,708,860		1/28/15	-	(8,636)
Japanese Yen	HSBK	Sell	225,900,265	2,207,437		1/28/15	-	(16,284)
Euro	CITI	Sell	137,500	187,987		1/29/15	465	-
Euro	DBAB	Sell	66,152,706	90,413,497		1/30/15	194,773	-
Euro	DBAB	Sell	53,270,000	72,204,822		2/03/15	-	(445,386)
Chilean Peso	DBAB	Buy	245,840,000	433,733		2/04/15	2,470	-
Chilean Peso	DBAB	Buy	372,800,000	656,882		2/05/15	4,528	-
Malaysian Ringgit	DBAB	Buy	4,886,300	1,432,722		2/05/15	64,872	-
Japanese Yen	JPHQ	Sell	4,453,400,000	44,106,782		2/06/15	264,460	-
Japanese Yen	SCNY	Sell	4,454,700,000	44,107,032		2/06/15	251,913	-
Chilean Peso	BZWS	Buy	265,850,000	458,995		2/09/15	12,483	-
Chilean Peso	DBAB	Buy	386,110,000	667,433		2/09/15	17,323	-
Euro	DBAB	Sell	5,177,000	7,153,453		2/09/15	100,418	(7,538)
Euro	GSCO	Sell	10,269,000	14,312,316		2/09/15	307,095	-
Japanese Yen	BZWS	Sell	4,455,270,000	44,106,999		2/09/15	244,979	-
Japanese Yen	JPHQ	Sell	4,464,960,000	44,107,039		2/09/15	149,622	-
Chilean Peso	BZWS	Buy	169,400,000	291,416		2/10/15	8,981	-
Japanese Yen	CITI	Sell	618,845,000	6,095,314		2/10/15	2,741	-
Mexican Peso	CITI	Buy	54,828,000	4,028,212		2/10/15	149,783	-
Polish Zloty	DBAB	Buy	59,680,407	13,961,962	EUR	2/10/15	310,813	-
Swedish Krona	BZWS	Buy	50,100,000	5,636,814	EUR	2/10/15	-	(224,210)
Euro	BZWS	Sell	344,000	467,737		2/11/15	-	(1,425)
Chilean Peso	MSCO	Buy	298,320,000	518,277		2/12/15	10,631	-
Japanese Yen	GSCO	Sell	233,392,000	2,285,871		2/12/15	-	(11,935)

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Japanese Yen	HSBK	Sell	2,845,000,000	27,913,366		2/12/15	-	(96,409)
Japanese Yen	JPHQ	Sell	2,843,509,000	27,931,485		2/12/15	-	(63,610)
Malaysian Ringgit	DBAB	Buy	23,459,000	6,922,407		2/12/15	264,515	-
Mexican Peso	MSCO	Buy	104,174,000	7,617,843		2/12/15	319,143	-
South Korean Won	DBAB	Buy	4,814,000,000	4,427,074		2/12/15	230,054	-
Euro	SCNY	Sell	1,757,000	2,403,963		2/13/15	7,676	-
Japanese Yen	CITI	Sell	3,768,690,000	36,976,943		2/13/15	-	(127,167)
Japanese Yen	JPHQ	Sell	1,887,190,000	18,475,779		2/13/15	-	(104,286)
Mexican Peso	CITI	Buy	56,273,000	4,110,519		2/13/15	176,562	-
South Korean Won	HSBK	Buy	4,771,000,000	4,383,096		2/13/15	232,239	-
Chilean Peso	DBAB	Buy	111,050,000	193,265		2/17/15	3,526	-
Japanese Yen	CITI	Sell	1,882,140,000	18,445,120		2/17/15	-	(85,952)
Malaysian Ringgit	HSBK	Buy	63,130,000	18,626,265		2/17/15	708,561	-
Mexican Peso	MSCO	Buy	26,913,640	1,967,371		2/17/15	82,353	-
Japanese Yen	GSCO	Sell	1,915,697,570	18,872,056		2/18/15	10,400	-
Japanese Yen	JPHQ	Sell	1,935,480,000	19,060,694		2/18/15	4,263	-
Malaysian Ringgit	HSBK	Buy	194,568,387	57,578,240		2/18/15	2,008,684	-
Singapore Dollar	HSBK	Buy	3,202,500	2,533,623		2/18/15	20,995	-
Euro	JPHQ	Sell	164,000	224,912		2/19/15	1,237	-
Euro	BZWS	Sell	8,514,000	11,698,832		2/20/15	86,767	-
Chilean Peso	MSCO	Buy	146,640,000	256,723		2/23/15	2,985	-
Euro	DBAB	Sell	40,108,000	55,186,603		2/23/15	483,665	-
Malaysian Ringgit	JPHQ	Buy	142,030,440	42,269,672		2/23/15	1,214,499	-
Chilean Peso	JPHQ	Buy	206,400,000	361,598		2/24/15	3,913	-
Japanese Yen	HSBK	Sell	199,040,000	1,950,952		2/24/15	-	(8,880)
Chilean Peso	MSCO	Buy	317,000,000	552,891		2/25/15	8,429	-
Japanese Yen	BZWS	Sell	943,870,000	9,215,231		2/25/15	-	(78,613)
Japanese Yen	JPHQ	Sell	199,200,000	1,944,154		2/25/15	-	(17,274)
Malaysian Ringgit	DBAB	Buy	3,552,000	1,055,949		2/25/15	31,400	-
Chilean Peso	DBAB	Buy	108,310,000	188,562		2/26/15	3,208	-
Euro	BZWS	Sell	1,267,962	1,740,468		2/26/15	11,085	-
Japanese Yen	BZWS	Sell	1,924,820,000	18,821,516		2/26/15	-	(131,492)
Japanese Yen	SCNY	Sell	90,565,000	886,345		2/26/15	-	(5,415)
Euro	BOFA	Sell	1,034,213	1,414,079		2/27/15	3,501	-
Euro	DBAB	Sell	4,886,000	6,697,240		2/27/15	33,154	-
Euro	JPHQ	Sell	20,456,395	28,082,539		2/27/15	181,767	-
Japanese Yen	BZWS	Sell	3,288,665,160	32,216,232		2/27/15	-	(166,427)
Japanese Yen	DBAB	Sell	2,461,820,000	24,152,065		2/27/15	-	(88,857)
Malaysian Ringgit	HSBK	Buy	13,536,800	4,055,120		2/27/15	88,268	-
Mexican Peso	MSCO	Buy	13,563,500	993,954		2/27/15	38,188	-
Polish Zloty	DBAB	Buy	33,984,080	7,956,006	EUR	2/27/15	158,143	-
Swedish Krona	GSCO	Buy	20,086,000	2,241,241	EUR	3/02/15	-	(65,261)
Chilean Peso	DBAB	Buy	39,500,000	68,174		3/03/15	1,733	-
Japanese Yen	JPHQ	Sell	601,100,000	5,903,129		3/03/15	-	(16,014)
Polish Zloty	DBAB	Buy	14,078,000	3,303,532	EUR	3/03/15	53,777	-
Uruguayan Peso	CITI	Buy	45,000,000	1,789,976		3/03/15	18,108	-
Japanese Yen	HSBK	Sell	284,000,000	2,782,950		3/04/15	-	(13,682)
Euro	DBAB	Sell	51,989,000	71,626,695		3/05/15	716,121	-
Japanese Yen	GSCO	Sell	11,008,384,000	108,800,000		3/05/15	395,989	-
Polish Zloty	DBAB	Buy	18,098,270	4,218,219	EUR	3/05/15	107,526	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Singapore Dollar	MSCO	Buy	5,055,000	3,987,536		3/05/15	44,931	-
British Pound	DBAB	Buy	616,532	1,041,365		3/09/15	-	(10,844)
British Pound	DBAB	Sell	3,021,775	5,068,675		3/09/15	17,837	-
Euro	BZWS	Sell	10,259,560	14,092,276		3/09/15	98,448	-
Euro	DBAB	Sell	5,469,373	7,558,078		3/09/15	97,966	-
Euro	HSBK	Sell	427,000	587,023		3/09/15	4,603	-
Japanese Yen	BZWS	Sell	2,532,491,700	24,765,586		3/09/15	-	(173,992)
Japanese Yen	MSCO	Sell	91,664,560	896,475		3/09/15	-	(6,223)
Euro	CITI	Sell	15,709,005	21,741,656		3/10/15	314,794	-
Euro	MSCO	Sell	1,211,000	1,677,205		3/10/15	25,418	-
Ghanaian Cedi	BZWS	Buy	3,180,000	1,025,806		3/10/15	-	(130,088)
Malaysian Ringgit	HSBK	Buy	124,263,688	37,441,227		3/11/15	564,259	-
Singapore Dollar	CITI	Buy	47,913,020	37,938,887		3/11/15	282,725	-
Malaysian Ringgit	JPHQ	Buy	31,579,530	9,443,075		3/12/15	214,756	-
Polish Zloty	DBAB	Buy	230,476,746	53,801,939	EUR	3/12/15	1,220,794	-
South Korean Won	HSBK	Buy	11,313,150,000	10,448,051		3/12/15	483,424	-
Polish Zloty	DBAB	Buy	7,949,300	1,845,670	EUR	3/13/15	55,573	-
Euro	DBAB	Sell	75,790,000	105,119,972		3/16/15	1,740,526	-
Euro	JPHQ	Sell	31,220,000	43,265,613		3/16/15	680,756	-
Japanese Yen	CITI	Sell	9,546,876,430	93,168,436		3/16/15	-	(855,006)
Malaysian Ringgit	DBAB	Buy	563,206,240	168,171,466		3/16/15	4,026,874	-
Polish Zloty	JPHQ	Buy	352,645,568	81,612,027	EUR	3/16/15	2,804,955	-
Euro	BZWS	Sell	1,054,943	1,471,118		3/17/15	32,143	-
Euro	CITI	Sell	113,350,770	158,158,329		3/17/15	3,544,322	-
Euro	JPHQ	Sell	27,462,000	38,309,490		3/17/15	850,460	-
Japanese Yen	BZWS	Sell	8,582,643,860	83,896,812		3/17/15	-	(631,220)
Japanese Yen	CITI	Sell	241,795,083	2,363,080		3/17/15	-	(18,291)
Mexican Peso	CITI	Buy	53,831,500	3,943,266		3/17/15	146,771	-
Polish Zloty	BZWS	Buy	7,593,347	1,756,296	EUR	3/17/15	61,624	-
Polish Zloty	DBAB	Buy	22,045,960	5,107,014	EUR	3/17/15	168,120	-
Polish Zloty	JPHQ	Buy	365,237,029	84,555,395	EUR	3/17/15	2,857,402	-
Euro	DBAB	Sell	2,334,000	3,241,576		3/18/15	57,911	-
Singapore Dollar	DBAB	Buy	7,150,000	5,649,383		3/18/15	54,469	-
Hungarian Forint	DBAB	Buy	5,376,462,700	16,848,833	EUR	3/19/15	943,199	-
Hungarian Forint	JPHQ	Buy	1,611,347,720	5,050,455	EUR	3/19/15	281,601	-
Malaysian Ringgit	DBAB	Buy	58,684,300	17,545,460		3/19/15	393,577	-
Malaysian Ringgit	HSBK	Buy	51,780,000	15,470,571		3/19/15	357,910	-
Polish Zloty	DBAB	Buy	8,845,690	2,049,701	EUR	3/19/15	66,308	-
Chilean Peso	JPHQ	Buy	122,700,000	208,142		3/20/15	8,684	-
Hungarian Forint	JPHQ	Buy	5,377,186,000	16,910,985	EUR	3/20/15	860,583	-
Malaysian Ringgit	HSBK	Buy	4,196,000	1,259,379		3/20/15	23,201	-
Euro	BZWS	Sell	762,348	1,061,570		3/23/15	21,673	-
Euro	DBAB	Sell	11,411,000	15,884,112		3/23/15	318,705	-
Malaysian Ringgit	HSBK	Buy	11,185,200	3,344,356		3/23/15	73,931	-
Polish Zloty	BZWS	Buy	10,009,200	2,328,533	EUR	3/23/15	61,604	-
Mexican Peso	CITI	Buy	157,237,800	11,502,399		3/24/15	437,062	-
Japanese Yen	BZWS	Sell	735,719,080	7,210,105		3/25/15	-	(36,428)
Euro	DBAB	Sell	543,750	748,825		3/26/15	7,101	-
Malaysian Ringgit	DBAB	Buy	7,644,500	2,269,745		3/26/15	66,023	-
Malaysian Ringgit	HSBK	Buy	7,284,000	2,161,809		3/26/15	63,808	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Uruguayan Peso	CITI	Buy	67,900,000	2,684,856		3/26/15	26,084	-
Euro	DBAB	Sell	369,873	509,130		3/31/15	4,578	-
Malaysian Ringgit	HSBK	Buy	25,370,000	7,555,542		3/31/15	193,724	-
Polish Zloty	DBAB	Buy	313,000	73,199	EUR	3/31/15	1,351	-
Serbian Dinar	DBAB	Buy	904,845,548	7,273,678	EUR	3/31/15	114,174	-
Euro	BZWS	Sell	1,763,676	2,431,139		4/02/15	25,246	-
Euro	DBAB	Sell	1,124,643	1,552,626		4/07/15	18,424	-
Polish Zloty	DBAB	Buy	14,796,480	3,464,001	EUR	4/07/15	56,732	-
Euro	HSBK	Sell	2,107,000	2,904,868		4/10/15	30,526	-
Malaysian Ringgit	HSBK	Buy	16,260,000	4,882,150		4/10/15	81,258	-
Euro	DBAB	Sell	5,047,127	6,966,398		4/13/15	81,073	-
Euro	SCNY	Sell	1,054,000	1,456,870		4/13/15	18,996	-
Euro	JPHQ	Sell	3,371,000	4,672,375		4/14/15	73,611	-
Euro	DBAB	Sell	82,000	113,750		4/15/15	1,884	-
Japanese Yen	CITI	Sell	271,000,000	2,677,165		4/15/15	7,302	-
South Korean Won	JPHQ	Buy	11,328,005,920	10,751,714		4/15/15	178,177	-
Chilean Peso	MSCO	Buy	174,920,000	308,501		4/16/15	-	(131)
Euro	HSBK	Sell	3,919,180	5,442,213		4/16/15	95,564	-
Japanese Yen	BZWS	Sell	813,310,000	8,004,389		4/17/15	-	(8,430)
Japanese Yen	JPHQ	Sell	488,670,000	4,792,621		4/21/15	-	(22,023)
Euro	BZWS	Sell	1,737,194	2,397,472		4/22/15	27,478	-
Euro	JPHQ	Sell	481,591	666,255		4/22/15	9,237	-
Japanese Yen	JPHQ	Sell	781,110,000	7,662,261		4/22/15	-	(33,748)
Swedish Krona	DBAB	Buy	195,715,395	21,383,818	EUR	4/22/15	-	(38,203)
Chilean Peso	JPHQ	Buy	110,826,000	191,658		4/28/15	3,514	-
Euro	BZWS	Sell	9,766,340	13,540,640		4/30/15	216,253	-
Euro	SCNY	Sell	2,285,000	3,162,120		4/30/15	44,655	-
Uruguayan Peso	CITI	Buy	412,400,000	16,242,615		4/30/15	65,658	-
Euro	BZWS	Sell	1,144,918	1,586,696		5/05/15	24,627	-
Euro	BZWS	Sell	6,319,000	8,769,445		5/07/15	148,036	-
Euro	GSCO	Sell	15,008,000	20,833,205		5/07/15	356,848	-
Chilean Peso	MSCO	Buy	101,000,000	172,384		5/11/15	5,279	-
Japanese Yen	CITI	Sell	618,846,000	6,110,732		5/12/15	12,099	-
Euro	GSCO	Sell	11,495,000	15,838,317		5/13/15	154,518	-
Euro	SCNY	Sell	3,160,000	4,346,817		5/13/15	35,307	-
Japanese Yen	GSCO	Sell	827,501,000	8,151,916		5/13/15	-	(3,070)
Japanese Yen	SCNY	Sell	618,542,000	6,098,817		5/13/15	3,112	-
Euro	GSCO	Sell	7,665,000	10,558,078		5/14/15	99,888	-
Japanese Yen	CITI	Sell	618,542,000	6,085,077		5/14/15	-	(10,695)
Singapore Dollar	DBAB	Buy	4,645,000	3,725,986		5/14/15	-	(20,008)
Euro	BZWS	Sell	8,514,000	11,687,338		5/18/15	70,544	-
Japanese Yen	BOFA	Sell	1,434,111,250	14,125,000		5/18/15	-	(8,889)
Japanese Yen	BOFA	Sell	1,430,815,375	14,135,000		5/19/15	33,437	-
Japanese Yen	BZWS	Sell	1,434,702,500	14,135,000		5/19/15	-	(4,874)
Japanese Yen	CITI	Sell	1,433,004,900	14,135,000		5/19/15	11,859	-
Japanese Yen	HSBK	Sell	1,435,854,500	14,135,000		5/19/15	-	(16,227)
Singapore Dollar	DBAB	Buy	11,300,200	9,044,863		5/19/15	-	(28,986)
Euro	GSCO	Sell	15,810,277	21,704,506		5/21/15	132,114	-
Euro	BZWS	Sell	6,311,000	8,653,170		5/22/15	42,062	-
Malaysian Ringgit	HSBK	Buy	1,935,400	589,181		5/22/15	6	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Euro	JPHQ	Sell	3,472,968	4,747,617		5/26/15	8,800	-
Mexican Peso	HSBK	Buy	26,270,786	1,975,841		5/26/15	8,157	-
Malaysian Ringgit	JPHQ	Buy	56,087,070	17,122,948		5/27/15	-	(54,056)
Polish Zloty	MSCO	Buy	9,266,000	2,171,040	EUR	5/27/15	23,416	-
Singapore Dollar	BZWS	Buy	7,817,000	6,250,425		5/27/15	-	(13,512)
Malaysian Ringgit	HSBK	Buy	7,970,400	2,428,889		5/28/15	-	(3,426)
Malaysian Ringgit	BOFA	Buy	9,317,000	2,835,190		5/29/15	-	(127)
Malaysian Ringgit	HSBK	Buy	15,000,000	4,562,738		5/29/15	1,602	-
Malaysian Ringgit	JPHQ	Buy	14,805,600	4,504,975		5/29/15	210	-
Mexican Peso	HSBK	Buy	23,487,206	1,775,406		5/29/15	-	(2,085)
Singapore Dollar	BZWS	Buy	48,715,265	38,826,226		5/29/15	42,166	-
Singapore Dollar	DBAB	Buy	6,586,000	5,246,764		5/29/15	8,001	-
South Korean Won	JPHQ	Buy	23,492,350,000	22,606,187		5/29/15	17,906	-
Euro	GSCO	Sell	52,151,000	70,961,083		6/01/15	-	(200,281)
Japanese Yen	GSCO	Sell	8,236,852,000	81,152,850		6/01/15	-	(38,112)
Malaysian Ringgit	DBAB	Buy	2,524,000	767,570		6/02/15	258	-
Japanese Yen	DBAB	Sell	6,912,259,000	68,126,579		6/03/15	-	(9,335)
Unrealized appreciation (depreciation)							84,753,817	(49,099,477)
Net unrealized appreciation (depreciation)							$35,654,340

a May be comprised of multiple contracts using the same currency and settlement date.
*In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Statement of Investments, May 31, 2014 (unaudited) (continued)

At May 31, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts
Counterparty /	Expiration	Notional	Unrealized	Unrealized
Description	Exchange	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR	DBAB	10/04/23	$103,460,000	$-	$(2,807,471)
Pay Fixed rate 2.775%
Receive Floating rate 3-month USD BBA LIBOR	DBAB	10/04/23	103,460,000	-	(2,989,089)
Pay Fixed rate 2.795%
Receive Floating rate 3-month USD BBA LIBOR	HSBK	10/07/23	103,460,000	-	(2,679,284)
Pay Fixed rate 2.765%
Receive Floating rate 3-month USD BBA LIBOR	DBAB	10/04/43	50,300,000	-	(3,782,666)
Pay Fixed rate 3.668%
Receive Floating rate 3-month USD BBA LIBOR	DBAB	10/04/43	50,300,000	-	(3,969,532)
Pay Fixed rate 3.687%
Receive Floating rate 3-month USD BBA LIBOR	HSBK	10/07/43	50,300,000	-	(3,839,058)
Pay Fixed rate 3.675%

Centrally Cleared Swaps unrealized appreciation (depreciation)	-	(20,067,100)
OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	6/14/16	$50,330,000	$-	$(1,701,933)
Pay Fixed rate 1.812%
Receive Floating rate 3-month USD BBA LIBOR	DBAB	3/28/21	10,830,000	(1,079,205)
Pay Fixed rate 3.523%	-
Receive Floating rate 3-month USD BBA LIBOR	CITI	4/21/21	29,610,000	(2,720,103)
Pay Fixed rate 3.440%	-
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	5/04/21	24,190,000	(2,111,850)
Pay Fixed rate 3.391%	-
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	6/14/21	11,000,000	(848,731)
Pay Fixed rate 3.076%	-
Receive Floating rate 3-month USD BBA LIBOR	CITI	2/25/41	4,680,000	(975,782)
Pay Fixed rate 4.347%	-
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	2/25/41	4,680,000	(978,148)
Pay Fixed rate 4.349%	-
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	2/28/41	3,510,000	(717,810)
Pay Fixed rate 4.320%	-
Receive Floating rate 3-month USD BBA LIBOR	JPHQ	3/01/41	1,170,000	(231,726)
Pay Fixed rate 4.299%	-
OTC Swaps unrealized appreciation (depreciation)	-	(11,365,288)
Total Interest Rate Swaps unrealized appreciation (depreciation)	-	(31,432,388)
Net unrealized appreciation (depreciation)	$(31,432,388)

ABBREVIATIONS

Counterparty

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	-	Citibank N.A.
DBAB	-	Deutsche Bank AG

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

GSCO	-	The Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
MSCO	-	Morgan Stanley and Co. Inc.
SCNY	-	Standard Chartered Bank
UBSW	-	UBS AG

Currency

BRL	-	Brazilian Real
CAD	-	Canadian Dollar
DEM	-	Deutsche Mark
EUR	-	Euro
GBP	-	British Pound
GHS	-	Ghanaian Cedi
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RSD	-	Serbian Dinar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
UAH	-	Ukraine Hryvnia
UYU	-	Uruguayan Peso

Selected Portfolio

FRN	-	Floating Rate Note
PIK	-	Payment-In-Kind

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited)

Templeton International Bond Fund	Principal Amount*			Value
Foreign Government and Agency Securities 67.0%
Brazil 4.8%
Letra Tesouro Nacional, Strip,
1/01/16	2,360[a] BRL			$885,742
1/01/17	9,060[a] BRL			3,034,409
1/01/18	6,330[a] BRL			1,888,958
Nota Do Tesouro Nacional,
9.762%, 1/01/17	13,550[a] BRL			5,827,021
10.00%, 1/01/21	1,790[a] BRL			732,386
10.00%, 1/01/23	5,700[a] BRL			2,288,716
[b]Index Linked, 6.00%, 5/15/15	1,634	[a]	BRL	1,797,971
[b]Index Linked, 6.00%, 8/15/16	708	[a]	BRL	778,341
[b]Index Linked, 6.00%, 5/15/17	9	[a]	BRL	9,921
[b]Index Linked, 6.00%, 8/15/18	1,155	[a]	BRL	1,272,645
[b]Index Linked, 6.00%, 8/15/22	3,170	[a]	BRL	3,485,103
senior note, 10.00%, 1/01/19	4,660	[a]	BRL	1,956,329
				23,957,542
Canada 2.7%
Government of Canada,
2.25%, 8/01/14	4,174,000		CAD	3,858,212
1.00%, 11/01/14	2,605,000		CAD	2,402,727
2.00%, 12/01/14	2,060,000		CAD	1,909,810
1.00%, 2/01/15	5,622,000		CAD	5,186,499
				13,357,248
Hungary 4.7%
Government of Hungary,
7.75%, 8/24/15	49,340,000		HUF	236,734
5.50%, 2/12/16	38,700,000		HUF	182,878
5.50%, 12/22/16	63,700,000		HUF	305,384
4.125%, 2/19/18	260,000			269,263
[c]4.00%, 4/25/18	139,350,000		HUF	642,663
6.00%, 1/11/19	400,000		EUR	623,687
[c]6.50%, 6/24/19	291,940,000		HUF	1,486,454
7.50%, 11/12/20	131,850,000		HUF	706,823
5.375%, 2/21/23	480,000			513,612
A, 8.00%, 2/12/15	25,800,000		HUF	120,681
A, 6.75%, 11/24/17	992,350,000		HUF	4,986,546
A, 5.50%, 12/20/18	133,720,000		HUF	652,534
A, 7.00%, 6/24/22	103,260,000		HUF	542,614
A, 6.00%, 11/24/23	91,320,000		HUF	455,482
B, 6.75%, 2/24/17	330,100,000		HUF	1,632,569
[c]B, 5.50%, 6/24/25	240,600,000		HUF	1,155,738
D, 6.75%, 8/22/14	82,150,000		HUF	373,381
senior note, 6.25%, 1/29/20	2,474,000			2,786,342
senior note, 6.375%, 3/29/21	3,392,000			3,866,880
[d]senior note, Reg S, 3.50%, 7/18/16	25,000		EUR	35,210
[d]senior note, Reg S, 4.375%, 7/04/17	630,000		EUR	912,869
[d]senior note, Reg S, 5.75%, 6/11/18	555,000		EUR	848,342
[d]senior note, Reg S, 3.875%, 2/24/20	55,000		EUR	78,051
				23,414,737
Iceland 0.2%
[e]Government of Iceland, 144A, 5.875%, 5/11/22	900,000			992,637

Indonesia 1.0%
Government of Indonesia,
FR31, 11.00%, 11/15/20	15,557,000,000		IDR	1,543,415
FR34, 12.80%, 6/15/21	8,451,000,000		IDR	912,962
FR35, 12.90%, 6/15/22	1,670,000,000		IDR	183,054
FR40, 11.00%, 9/15/25	1,060,000,000		IDR	108,294
FR42, 10.25%, 7/15/27	5,447,000,000		IDR	530,769

Quarterly Statement of Investments | See Notes to Statements of Investments.

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
FR43, 10.25%, 7/15/22	95,000,000		IDR	9,151
FR44, 10.00%, 9/15/24	63,000,000		IDR	6,077
FR46, 9.50%, 7/15/23	2,590,000,000		IDR	240,699
FR47, 10.00%, 2/15/28	4,502,000,000		IDR	431,793
FR52, 10.50%, 8/15/30	7,100,000,000		IDR	710,985
senior bond, FR53, 8.25%, 7/15/21	351,000,000		IDR	30,536
				4,707,735
Ireland 6.7%
Government of Ireland,
5.50%, 10/18/17	3,022,100		EUR	4,781,139
5.90%, 10/18/19	2,010,000		EUR	3,391,119
4.50%, 4/18/20	1,947,000		EUR	3,089,146
5.00%, 10/18/20	6,522,000		EUR	10,659,559
senior bond, 4.50%, 10/18/18	929,000		EUR	1,458,872
senior bond, 4.40%, 6/18/19	1,497,000		EUR	2,357,576
senior bond, 5.40%, 3/13/25	4,445,580		EUR	7,511,821
				33,249,232
Lithuania 1.2%
Government of Lithuania,
[e]144A, 6.75%, 1/15/15	870,000			902,560
[e]144A, 7.375%, 2/11/20	640,000			789,216
[e]144A, 6.125%, 3/09/21	3,620,000			4,259,781
[d]Reg S, 7.375%, 2/11/20	190,000			234,298
				6,185,855
Malaysia 4.5%
Government of Malaysia,
3.434%, 8/15/14	3,855,000		MYR	1,199,893
3.741%, 2/27/15	26,345,000		MYR	8,231,174
3.835%, 8/12/15	10,265,000		MYR	3,215,792
4.72%, 9/30/15	4,710,000		MYR	1,492,965
3.197%, 10/15/15	25,775,000		MYR	8,012,210
senior bond, 3.814%, 2/15/17	55,000		MYR	17,259
				22,169,293
Mexico 7.1%
Government of Mexico,
7.00%, 6/19/14	37,700	[f]	MXN	293,836
9.50%, 12/18/14	835,000	[f]	MXN	6,703,245
6.00%, 6/18/15	666,050	[f]	MXN	5,304,252
8.00%, 12/17/15	816,680	[f]	MXN	6,755,673
6.25%, 6/16/16	64,330	[f]	MXN	523,586
7.25%, 12/15/16	1,650,000	[f]	MXN	13,823,220
[g]Mexican Udibonos, Index Linked,
4.50%, 12/18/14	26,840[h] MXN			214,096
5.00%, 6/16/16	68,590[h] MXN			580,888
3.50%, 12/14/17	52,315[h] MXN			442,846
4.00%, 6/13/19	36,400[h] MXN			318,466
				34,960,108
Philippines 0.2%
Government of the Philippines,
senior bond, 7.00%, 1/27/16	14,440,000		PHP	349,694
senior bond, 9.125%, 9/04/16	9,010,000		PHP	229,686
senior note, 1.625%, 4/25/16	15,920,000		PHP	359,389
				938,769
Poland 8.2%
Government of Poland,
6.25%, 10/24/15	700,000		PLN	241,656
5.00%, 4/25/16	14,920,000		PLN	5,118,545
4.75%, 10/25/16	22,040,000		PLN	7,584,874
5.75%, 9/23/22	1,500,000		PLN	569,237
[i]FRN, 2.72%, 1/25/17	12,579,000		PLN	4,138,974
[i]FRN, 2.72%, 1/25/21	12,760,000		PLN	4,150,834
senior note, 6.375%, 7/15/19	440,000			523,994

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Strip, 7/25/14	5,970,000	PLN	1,959,866
Strip, 7/25/15	32,596,000	PLN	10,429,110
Strip, 1/25/16	18,578,000	PLN	5,855,726
			40,572,816
Russia 0.4%
Government of Russia, senior bond,
[e]144A, 7.50%, 3/31/30	435,660		506,313
[d]Reg S, 7.50%, 3/31/30	1,342,600		1,560,336
			2,066,649
Serbia 0.6%
[e]Government of Serbia, senior note, 144A,
5.25%, 11/21/17	520,000		549,250
4.875%, 2/25/20	1,010,000		1,042,825
7.25%, 9/28/21	1,110,000		1,292,529
			2,884,604
Slovenia 2.0%
[e]Government of Slovenia, senior note, 144A,
5.50%, 10/26/22	1,900,000		2,089,962
5.85%, 5/10/23	7,160,000		8,038,138
			10,128,100
South Korea 13.8%
Korea Monetary Stabilization Bond,
senior bond, 2.47%, 4/02/15	11,842,400,000	KRW	11,585,457
senior bond, 2.80%, 8/02/15	4,796,600,000	KRW	4,705,499
senior bond, 2.81%, 10/02/15	330,000,000	KRW	323,770
senior note, 3.28%, 6/02/14	1,657,610,000	KRW	1,623,993
senior note, 2.57%, 6/09/14	1,881,000,000	KRW	1,842,855
senior note, 2.82%, 8/02/14	563,400,000	KRW	552,198
senior note, 2.78%, 10/02/14	7,646,300,000	KRW	7,495,816
senior note, 2.84%, 12/02/14	4,664,080,000	KRW	4,574,820
senior note, 2.74%, 2/02/15	5,392,070,000	KRW	5,286,648
senior note, 2.76%, 6/02/15	3,771,100,000	KRW	3,697,917
senior note, 2.90%, 12/02/15	9,814,900,000	KRW	9,643,237
senior note, 2.78%, 2/02/16	951,330,000	KRW	932,778
senior note, 2.80%, 4/02/16	2,096,800,000	KRW	2,056,257
Korea Treasury Bond,
senior bond, 3.50%, 6/10/14	798,510,000	KRW	782,433
senior bond, 4.00%, 3/10/16	168,800,000	KRW	168,941
senior bond, 5.00%, 9/10/16	16,000,000	KRW	16,429
senior note, 3.25%, 12/10/14	544,110,000	KRW	534,823
senior note, 4.50%, 3/10/15	84,400,000	KRW	83,842
senior note, 3.25%, 6/10/15	1,561,600,000	KRW	1,538,753
senior note, 4.00%, 9/10/15	438,800,000	KRW	436,831
senior note, 2.75%, 12/10/15	3,596,700,000	KRW	3,525,471
senior note, 2.75%, 6/10/16	3,314,400,000	KRW	3,247,011
senior note, 3.00%, 12/10/16	3,665,200,000	KRW	3,608,575
			68,264,354
Sri Lanka 0.2%
Government of Sri Lanka,
8.25%, 3/01/17	870,000	LKR	6,715
A, 11.25%, 7/15/14	34,600,000	LKR	266,697
A, 11.75%, 3/15/15	200,000	LKR	1,588
A, 6.50%, 7/15/15	4,850,000	LKR	36,960
A, 11.00%, 8/01/15	26,300,000	LKR	210,207
A, 8.50%, 11/01/15	8,120,000	LKR	63,290
A, 6.40%, 8/01/16	3,800,000	LKR	28,481
A, 5.80%, 1/15/17	3,900,000	LKR	28,397
A, 8.00%, 11/15/18	13,760,000	LKR	102,657
A, 9.00%, 5/01/21	17,410,000	LKR	129,334
B, 6.60%, 6/01/14	1,100,000	LKR	8,436
B, 6.40%, 10/01/16	2,200,000	LKR	16,397
B, 8.50%, 7/15/18	6,970,000	LKR	53,505
C, 8.50%, 4/01/18	5,330,000	LKR	40,939

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
D, 8.50%, 6/01/18	6,960,000		LKR	53,439
				1,047,042
Sweden 3.8%
Government of Sweden, 4.50%, 8/12/15	118,850,000		SEK	18,611,249
Ukraine 4.8%
[e]Financing of Infrastructure Projects State Enterprise, 144A,
8.375%, 11/03/17	100,000			92,000
7.40%, 4/20/18	200,000			183,125
[e]Government of Ukraine,
144A, 9.25%, 7/24/17	3,680,000			3,647,800
144A, 7.75%, 9/23/20	7,439,000			7,027,995
senior bond, 144A, 6.58%, 11/21/16	1,455,000			1,379,304
senior bond, 144A, 7.80%, 11/28/22	4,430,000			4,092,212
senior note, 144A, 4.95%, 10/13/15	100,000		EUR	128,216
senior note, 144A, 6.25%, 6/17/16	1,100,000			1,043,625
senior note, 144A, 7.95%, 2/23/21	2,660,000			2,528,663
senior note, 144A, 7.50%, 4/17/23	3,800,000			3,496,855
				23,619,795
Vietnam 0.1%
[e]Government of Vietnam, 144A, 6.75%, 1/29/20	535,000			607,209

Total Foreign Government and Agency Securities (Cost $311,734,605)				331,734,974
Short Term Investments 28.5%
Foreign Government and Agency Securities 12.1%
Canada 0.5%
[j]Canada Treasury Bill, 8/28/14	500,000		CAD	460,092
Government of Canada, 3.00%, 6/01/14	1,970,000		CAD	1,817,251
				2,277,343
Hungary 0.0%†
[j]Hungary Treasury Bill, 6/25/14	35,280,000		HUF	158,609
Malaysia 5.3%
[j]Bank of Negara Monetary Notes, 6/03/14 - 5/05/15	85,579,000		MYR	26,307,052
Mexico 1.7%
[j]Mexico Treasury Bills, 7/10/14 - 4/01/15	11,308,030	[k]	MXN	8,649,979
Philippines 0.6%
[j]Philippine Treasury Bills, 7/02/14 - 4/08/15	127,450,000		PHP	2,894,889
Singapore 3.6%
[j]Monetary Authority of Singapore Treasury Bills,
8/01/14	17,978,000		SGD	14,331,016
8/15/14 - 8/19/14	4,745,000		SGD	3,781,845
				18,112,861
Sweden 0.4%
[j]Sweden Treasury Bills, 8/20/14 - 9/17/14	12,100,000		SEK	1,805,457

Total Foreign Government and Agency Securities (Cost $59,938,014)				60,206,190
Total Investments before Money Market Funds (Cost $371,672,619)				391,941,164
	Shares
Money Market Funds (Cost $81,303,559) 16.4%
United States 16.4%
[l,m]Institutional Fiduciary Trust Money Market Portfolio	81,303,559			81,303,559

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
Total Investments (Cost $452,976,178) 95.5%	473,244,723
Other Assets, less Liabilities 4.5%	22,040,416
Net Assets 100.0%	$495,285,139

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aPrincipal amount is stated in 1,000 Brazilian Real Units.
bRedemption price at maturity is adjusted for inflation.
cA portion or all of the security purchased on a delayed delivery basis.
dSecurity was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States.
Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31, 2014, the aggregate value of these securities was $3,669,106, representing 0.74% of net assets.
eSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At
May 31, 2014, the aggregate value of these securities was $44,690,215, representing 9.02% of net assets.
fPrincipal amount is stated in 100 Mexican Peso Units.
gPrincipal amount of security is adjusted for inflation.
hPrincipal amount is stated in 100 Unidad de Inversion Units.
iThe coupon rate shown represents the rate at period end.
jThe security is traded on a discount basis with no stated coupon rate.
kPrincipal amount is stated in 10 Mexican Peso Units.
lNon-income producing.
mThe Institutional Fiduciary Trust Money Market Portfolio is an affiliated open-end management investment company.

At May 31, 2014, the Fund had the following forward exchange contracts outstanding. See Note 3.
Forward Exchange Contracts
				Contract	Settlement		Unrealized	Unrealized
Currency	Counterparty[a]	Type	Quantity	Amount*		Date	Appreciation	Depreciation
Indian Rupee	CITI	Buy	1,899,000	$30,047		6/03/14	$2,017	$-
Indian Rupee	CITI	Sell	1,899,000	32,168		6/03/14	104	-
Indian Rupee	DBAB	Buy	1,705,000	27,073		6/03/14	1,716	-
Indian Rupee	DBAB	Sell	1,705,000	28,882		6/03/14	93	-
Indian Rupee	HSBK	Buy	28,986,500	458,343		6/03/14	31,093	-
Indian Rupee	HSBK	Sell	28,986,500	491,018		6/03/14	1,582	-
Swedish Krona	BZWS	Buy	446,080	51,531	EUR	6/03/14	-	(3,596)
Chilean Peso	BZWS	Buy	53,000,000	93,922		6/05/14	2,477	-
Euro	BZWS	Sell	102,650	134,107		6/05/14	-	(5,829)
Euro	MSCO	Sell	2,850,000	3,715,579		6/05/14	-	(169,638)
Chilean Peso	MSCO	Buy	8,800,000	15,597		6/06/14	407	-
Euro	DBAB	Sell	340,000	448,453		6/06/14	-	(15,045)
Euro	GSCO	Sell	265,800	348,777		6/09/14	-	(13,567)
Indian Rupee	DBAB	Buy	559,000	9,158		6/09/14	274	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Mexican Peso	CITI	Buy	9,726,730	734,914		6/09/14	21,065	-
Mexican Peso	CITI	Buy	9,716,000	732,973		6/10/14	22,112	-
Swedish Krona	DBAB	Buy	4,700,000	539,114	EUR	6/10/14	-	(32,746)
Euro	GSCO	Sell	399,000	528,635		6/11/14	-	(15,289)
Swedish Krona	MSCO	Buy	1,496,000	170,416	EUR	6/11/14	-	(8,814)
Mexican Peso	CITI	Buy	19,757,860	1,492,793		6/12/14	42,459	-
Swedish Krona	MSCO	Buy	4,843,300	550,770	EUR	6/12/14	-	(27,249)
Euro	DBAB	Sell	386,000	512,512		6/13/14	-	(13,689)
Indian Rupee	JPHQ	Buy	63,516,820	1,030,624		6/13/14	40,528	-
Mexican Peso	CITI	Buy	12,302,700	918,640		6/13/14	37,245	-
Swedish Krona	BZWS	Buy	2,847,000	321,942	EUR	6/13/14	-	(13,554)
Swedish Krona	MSCO	Buy	3,347,200	372,134	EUR	6/13/14	-	(7,249)
Japanese Yen	CITI	Sell	9,278,000	97,663		6/16/14	6,492	-
Swedish Krona	MSCO	Buy	2,491,900	284,003	EUR	6/16/14	-	(14,903)
Chilean Peso	DBAB	Buy	276,100,000	537,160		6/19/14	-	(35,749)
Singapore Dollar	JPHQ	Buy	404,000	319,219		6/19/14	2,963	-
Mexican Peso	CITI	Buy	7,642,000	574,120		6/20/14	19,312	-
Singapore Dollar	HSBK	Buy	489,000	388,403		6/20/14	1,564	-
Singapore Dollar	HSBK	Sell	489,000	386,131		6/20/14	-	(3,837)
Singapore Dollar	DBAB	Buy	612,000	487,688		6/23/14	369	-
Indian Rupee	DBAB	Buy	20,664,000	334,434		6/26/14	13,486	-
South Korean Won	DBAB	Buy	1,307,000,000	1,118,720		6/27/14	159,904	-
Swedish Krona	CITI	Buy	4,902,115	552,024	EUR	6/27/14	-	(20,357)
Indian Rupee	DBAB	Buy	52,181,233	852,391		6/30/14	25,726	-
Indian Rupee	JPHQ	Buy	5,599,000	93,725		6/30/14	684	(188)
Japanese Yen	BZWS	Sell	63,037,000	647,862		6/30/14	28,366	-
Swedish Krona	DBAB	Buy	929,000	106,628	EUR	6/30/14	-	(6,610)
Swedish Krona	UBSW	Buy	1,661,000	187,487	EUR	6/30/14	-	(7,513)
Chilean Peso	DBAB	Buy	226,696,000	431,966		7/01/14	-	(20,817)
Indian Rupee	HSBK	Buy	14,493,250	244,680		7/03/14	-	(895)
Indian Rupee	HSBK	Buy	55,671,000	909,962		7/07/14	25,890	-
Malaysian Ringgit	HSBK	Buy	2,920,700	901,840		7/07/14	4,813	-
Chilean Peso	DBAB	Buy	46,917,000	86,563		7/09/14	-	(1,546)
Swedish Krona	DBAB	Buy	15,800,000	1,778,478	EUR	7/09/14	-	(65,027)
Mexican Peso	CITI	Buy	13,138,239	989,869		7/10/14		-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

							28,691
Indian Rupee	DBAB	Buy	3,601,000	58,647		7/15/14	1,814	-
Euro	BZWS	Sell	212,000	277,169		7/16/14	-	(11,828)
Euro	MSCO	Sell	356,000	464,441		7/16/14	-	(20,856)
Euro	UBSW	Sell	660,000	861,904		7/16/14	-	(37,804)
Polish Zloty	DBAB	Buy	16,623,100	3,761,138	EUR	7/16/14	330,489	-
Indian Rupee	DBAB	Buy	5,436,000	88,438		7/17/14	2,806	-
Malaysian Ringgit	DBAB	Buy	18,003,280	5,554,682		7/17/14	31,125	-
Mexican Peso	DBAB	Buy	32,003,472	2,432,910		7/17/14	46,734	-
Singapore Dollar	DBAB	Buy	3,915,648	3,099,049		7/17/14	23,610	-
Swedish Krona	DBAB	Buy	22,101,574	2,508,208	EUR	7/17/14	-	(119,192)
Euro	BZWS	Sell	332,000	436,663		7/18/14	-	(15,918)
Philippine Peso	DBAB	Buy	90,804,000	2,096,461		7/18/14	-	(25,956)
South Korean Won	DBAB	Buy	9,043,327,000	7,963,830		7/18/14	872,923	-
Euro	DBAB	Sell	1,480,000	1,952,076		7/21/14	-	(65,462)
Indian Rupee	JPHQ	Buy	3,120,000	50,826		7/21/14	1,512	-
Euro	DBAB	Sell	183,000	240,063		7/22/14	-	(9,403)
Euro	MSCO	Sell	388,000	508,257		7/22/14	-	(20,666)
Indian Rupee	DBAB	Buy	1,094,000	17,738		7/22/14	611	-
Indian Rupee	JPHQ	Buy	1,559,000	25,335		7/22/14	813	-
Euro	DBAB	Sell	344,770	453,034		7/23/14	-	(16,957)
Singapore Dollar	JPHQ	Buy	410,000	320,929		7/24/14	6,039	-
Euro	DBAB	Sell	69,825	92,455		7/25/14	-	(2,731)
Euro	BZWS	Sell	152,000	201,309		7/28/14	-	(5,899)
Euro	CITI	Sell	311,346	412,323		7/28/14	-	(12,107)
Chilean Peso	MSCO	Buy	22,871,000	43,222		7/29/14	-	(1,869)
Euro	BZWS	Sell	119,968	159,035		7/29/14	-	(4,507)
Euro	DBAB	Sell	29,935	39,674		7/29/14	-	(1,133)
Japanese Yen	BZWS	Sell	37,960,000	382,438		7/29/14	9,312	-
Chilean Peso	DBAB	Buy	24,250,000	43,173		7/30/14	670	-
Chilean Peso	JPHQ	Buy	81,300,000	145,647		7/30/14	1,338	-
Indian Rupee	HSBK	Buy	14,276,000	229,016		7/30/14	10,133	-
Swedish Krona	BZWS	Buy	4,650,000	527,528	EUR	7/30/14	-	(24,968)
Chilean Peso	JPHQ	Buy	117,000,000	210,375		7/31/14	1,132	-
Chilean Peso	MSCO	Buy	35,230,000	66,216		7/31/14	-	(2,528)

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Euro	JPHQ	Sell	1,228,000	1,632,522		7/31/14	-	(41,507)
Indian Rupee	DBAB	Buy	17,949,933	290,786		7/31/14	9,858	-
Indian Rupee	JPHQ	Buy	4,211,000	70,777		7/31/14	-	(247)
Malaysian Ringgit	JPHQ	Buy	314,000	93,021		7/31/14	4,331	-
Chilean Peso	DBAB	Buy	48,500,000	86,936		8/01/14	731	-
Euro	UBSW	Sell	1,229,000	1,635,676		8/01/14	-	(39,718)
Euro	BZWS	Sell	97,592	129,588		8/04/14	-	(3,452)
Euro	HSBK	Sell	1,228,000	1,627,628		8/04/14	-	(46,409)
Euro	BZWS	Sell	736,000	976,113		8/05/14	-	(27,220)
Chilean Peso	DBAB	Buy	33,200,000	58,054		8/06/14	1,928	-
Euro	JPHQ	Sell	743,700	983,694		8/06/14	-	(30,137)
Japanese Yen	MSCO	Sell	16,900,000	170,780		8/06/14	4,653	-
Malaysian Ringgit	HSBK	Buy	5,606,000	1,671,975		8/06/14	65,386	-
Indian Rupee	CITI	Buy	1,881,000	30,822		8/07/14	646	-
Indian Rupee	DBAB	Buy	3,003,000	49,163		8/07/14	1,075	-
Malaysian Ringgit	HSBK	Buy	3,370,000	1,004,920		8/07/14	39,410	-
Singapore Dollar	DBAB	Buy	372,000	293,278		8/07/14	3,388	-
Singapore Dollar	HSBK	Buy	372,000	293,375		8/07/14	3,291	-
Euro	CITI	Sell	107,290	142,835		8/08/14	-	(3,426)
Chilean Peso	BZWS	Buy	48,400,000	89,954		8/11/14	-	(2,553)
Chilean Peso	JPHQ	Buy	31,400,000	58,906		8/11/14	-	(2,204)
Euro	CITI	Sell	30,529	40,679		8/11/14	-	(939)
Euro	DBAB	Sell	513,000	684,009		8/11/14	-	(15,331)
Euro	JPHQ	Sell	680,100	905,635		8/11/14	-	(21,501)
Malaysian Ringgit	HSBK	Buy	390,000	116,519		8/11/14	4,306	-
Chilean Peso	DBAB	Buy	18,700,000	33,130		8/12/14	636	-
Euro	GSCO	Sell	191,000	255,718		8/12/14	-	(4,660)
Indian Rupee	DBAB	Buy	21,608,400	354,461		8/12/14	6,733	-
Indian Rupee	HSBK	Buy	590,000	9,678		8/12/14	184	-
Singapore Dollar	BZWS	Buy	105,482	83,044		8/12/14	1,078	-
Singapore Dollar	DBAB	Buy	741,000	585,493		8/12/14	5,450	-
South Korean Won	HSBK	Buy	440,000,000	37,409,876	JPY	8/12/14	61,622	-
Indian Rupee	HSBK	Buy	60,215,065	987,229		8/13/14	19,123	-
Indian Rupee	JPHQ	Buy	63,516,820	1,041,874		8/13/14	19,659	-
Euro	MSCO	Sell	217,000	287,957		8/15/14		(7,866)

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

							-
Chilean Peso	DBAB	Buy	18,500,000	32,854		8/18/14	531	-
Singapore Dollar	BZWS	Buy	303,000	238,583		8/18/14	3,059	-
Euro	BZWS	Sell	781,000	1,034,942		8/19/14	-	(29,754)
Indian Rupee	DBAB	Buy	57,061,432	945,438		8/19/14	7,253	-
Indian Rupee	HSBK	Buy	59,357,090	983,474		8/19/14	7,545	-
Indian Rupee	JPHQ	Buy	5,421,000	89,879		8/19/14	630	-
Japanese Yen	DBAB	Sell	16,770,000	170,849		8/19/14	5,986	-
Singapore Dollar	DBAB	Buy	227,500	179,445		8/19/14	1,986	-
Singapore Dollar	HSBK	Buy	227,500	179,473		8/19/14	1,958	-
Singapore Dollar	HSBK	Sell	227,500	179,659		8/19/14	-	(1,772)
Chilean Peso	JPHQ	Buy	18,900,000	33,892		8/20/14	208	-
Chilean Peso	MSCO	Buy	17,610,000	33,091		8/20/14	-	(1,319)
Euro	DBAB	Sell	438,000	584,967		8/20/14	-	(12,137)
Euro	JPHQ	Sell	868,000	1,159,683		8/20/14	-	(23,618)
Japanese Yen	HSBK	Sell	34,880,000	359,588		8/20/14	16,687	-
Japanese Yen	JPHQ	Sell	22,704,000	233,550		8/20/14	10,350	-
Euro	JPHQ	Sell	340,000	454,510		8/21/14	-	(8,995)
Indian Rupee	DBAB	Buy	1,365,000	23,020		8/21/14	-	(238)
Japanese Yen	BZWS	Sell	7,521,000	77,568		8/22/14	3,629	-
Mexican Peso	HSBK	Buy	8,229,279	613,196		8/22/14	22,605	-
Polish Zloty	DBAB	Buy	2,650,043	612,415	EUR	8/22/14	33,159	-
Euro	BZWS	Sell	237,520	318,417		8/25/14	-	(5,384)
Japanese Yen	CITI	Sell	15,026,000	154,682		8/25/14	6,958	-
Japanese Yen	DBAB	Sell	7,432,000	76,472		8/25/14	3,407	-
Japanese Yen	HSBK	Sell	14,916,000	153,156		8/25/14	6,514	-
Japanese Yen	BZWS	Sell	23,333,000	237,365		8/26/14	7,973	-
Japanese Yen	JPHQ	Sell	14,994,000	152,531		8/26/14	5,121	-
Malaysian Ringgit	HSBK	Buy	72,400	21,496		8/26/14	911	-
Swedish Krona	DBAB	Buy	77,485,470	8,818,680	EUR	8/26/14	-	(458,470)
Swedish Krona	DBAB	Sell	62,500,000	6,939,818	EUR	8/26/14	133,476	-
Chilean Peso	DBAB	Buy	11,480,000	20,369		8/27/14	329	-
Euro	JPHQ	Sell	55,232	73,858		8/27/14	-	(1,438)
Indian Rupee	DBAB	Buy	20,664,000	348,551		8/27/14	-	(4,007)
Japanese Yen	DBAB	Sell	17,053,000	172,776		8/27/14	5,123	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Japanese Yen	HSBK	Sell	27,402,000	277,666		8/27/14	8,268	-
Japanese Yen	JPHQ	Sell	22,517,000	228,454		8/27/14	7,083	-
Mexican Peso	HSBK	Buy	8,254,764	613,213		8/27/14	24,316	-
Singapore Dollar	DBAB	Buy	974,000	766,977		8/27/14	9,792	-
Chilean Peso	JPHQ	Buy	18,000,000	31,909		8/28/14	541	-
Indian Rupee	DBAB	Buy	17,949,933	300,091		8/28/14	-	(850)
Indian Rupee	HSBK	Buy	20,370,000	340,482		8/28/14	-	(897)
Indian Rupee	JPHQ	Buy	4,211,000	70,433		8/28/14	-	(232)
Euro	DBAB	Sell	94,076	125,629		8/29/14	-	(2,622)
Japanese Yen	JPHQ	Sell	24,149,000	248,537		8/29/14	11,118	-
Mexican Peso	HSBK	Buy	9,133,350	667,301		8/29/14	37,972	-
Polish Zloty	DBAB	Buy	1,727,633	397,294	EUR	8/29/14	24,039	-
Swedish Krona	BZWS	Buy	1,880,000	210,406	EUR	8/29/14	-	(6,284)
Swedish Krona	DBAB	Buy	31,900,000	3,628,257	EUR	8/29/14	-	(185,788)
Euro	DBAB	Sell	153,000	202,618		9/03/14	-	(5,964)
Indian Rupee	CITI	Buy	1,899,000	31,749		9/03/14	-	(128)
Indian Rupee	DBAB	Buy	1,705,000	28,524		9/03/14	-	(134)
Indian Rupee	HSBK	Buy	14,493,250	242,368		9/03/14	-	(1,041)
Mexican Peso	HSBK	Buy	5,527,700	403,393		9/03/14	23,280	-
Chilean Peso	DBAB	Buy	2,750,000	4,846		9/05/14	108	-
Euro	DBAB	Sell	399,000	526,556		9/05/14	-	(17,395)
Polish Zloty	DBAB	Buy	6,080,000	1,392,515	EUR	9/05/14	91,452	-
Chilean Peso	DBAB	Buy	46,380,000	81,397		9/08/14	2,124	-
Mexican Peso	HSBK	Buy	25,865,900	1,938,973		9/10/14	56,439	-
Singapore Dollar	HSBK	Buy	648,300	511,036		9/15/14	5,998	-
Japanese Yen	BZWS	Sell	18,748,705	190,458		9/18/14	6,105	-
Malaysian Ringgit	DBAB	Buy	1,065,198	321,269		9/18/14	7,945	-
Euro	BZWS	Sell	60,021	80,188		9/19/14	-	(1,640)
Singapore Dollar	HSBK	Buy	650,000	513,428		9/19/14	4,964	-
Chilean Peso	JPHQ	Buy	697,200,000	1,202,587		9/23/14	51,034	-
Euro	DBAB	Sell	822,000	1,115,306		9/23/14	-	(5,361)
Hungarian Forint	JPHQ	Buy	81,867,000	270,054	EUR	9/23/14	-	(1,424)
Euro	BZWS	Sell	144,692	195,878		9/24/14	-	(1,387)
Hungarian Forint	JPHQ	Buy	65,535,000	213,999	EUR	9/25/14	1,811	-
Euro	CITI	Sell	179,804	247,524		9/26/14		-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

						2,388
Euro	DBAB	Sell	382,000	515,480	9/26/14	-	(5,320)
Malaysian Ringgit	DBAB	Buy	209,000	63,944	9/26/14	619	-
Malaysian Ringgit	HSBK	Buy	217,000	66,351	9/26/14	684	-
South Korean Won	HSBK	Buy	871,000,000	796,889	9/26/14	51,117	-
Euro	BZWS	Sell	905,000	1,222,610	9/29/14	-	(11,231)
Japanese Yen	JPHQ	Sell	18,778,488	191,120	9/29/14	6,459	-
Euro	DBAB	Sell	2,210,000	2,984,318	9/30/14	-	(28,714)
Euro	GSCO	Sell	600,000	809,586	9/30/14	-	(8,432)
Euro	HSBK	Sell	810,000	1,095,031	9/30/14	-	(9,293)
Japanese Yen	JPHQ	Sell	4,170,000	42,291	9/30/14	1,284	-
Euro	DBAB	Sell	5,674,000	7,701,888	10/03/14	-	(33,884)
Hungarian Forint	DBAB	Buy	154,700,000	687,189	10/03/14	5,584	-
Euro	DBAB	Sell	780,000	1,061,190	10/07/14	-	(2,249)
Euro	JPHQ	Sell	430,000	586,419	10/07/14	164	-
Euro	DBAB	Sell	1,740,000	2,363,581	10/09/14	-	(8,717)
Euro	GSCO	Sell	195,000	264,917	10/09/14	-	(944)
Chilean Peso	MSCO	Buy	183,130,000	328,927	10/10/14	-	(208)
Euro	JPHQ	Sell	193,000	261,213	10/14/14	-	(1,924)
Mexican Peso	DBAB	Buy	46,934,000	3,466,322	10/14/14	144,445	-
Euro	HSBK	Sell	170,000	230,865	10/20/14	-	(917)
Malaysian Ringgit	JPHQ	Buy	433,000	133,844	10/20/14	-	(277)
Japanese Yen	BZWS	Sell	20,800,000	213,290	10/22/14	8,716	-
Malaysian Ringgit	HSBK	Buy	389,000	121,290	10/22/14	-	(1,309)
Chilean Peso	CITI	Buy	167,590,000	321,670	10/24/14	-	(21,269)
Euro	DBAB	Sell	623,000	860,357	10/24/14	10,937	-
Malaysian Ringgit	DBAB	Buy	278,000	86,322	10/24/14	-	(588)
Malaysian Ringgit	HSBK	Buy	186,060	57,461	10/24/14	-	(81)
Euro	BZWS	Sell	901,419	1,246,401	10/27/14	17,367	-
Euro	DBAB	Sell	306,000	422,265	10/29/14	5,049	-
Euro	GSCO	Sell	289,000	398,762	10/29/14	4,725	-
Chilean Peso	DBAB	Buy	17,020,200	32,286	10/31/14	-	(1,799)
Euro	DBAB	Sell	572,116	790,098	10/31/14	10,043	-
Malaysian Ringgit	JPHQ	Buy	267,000	83,490	10/31/14	-	(1,182)
Euro	DBAB	Sell	36,060	49,620	11/03/14	454	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Euro	BZWS	Sell	254,534	344,232	11/05/14	-	(2,818)
Euro	DBAB	Sell	148,000	200,147	11/05/14	-	(1,647)
Japanese Yen	BZWS	Sell	15,100,000	153,987	11/05/14	5,460	-
Japanese Yen	CITI	Sell	15,120,000	154,232	11/05/14	5,508	-
Japanese Yen	SCNY	Sell	30,300,000	309,784	11/05/14	11,746	-
Euro	DBAB	Sell	113,000	152,985	11/10/14	-	(1,089)
Japanese Yen	CITI	Sell	34,542,911	351,367	11/10/14	11,582	-
Euro	JPHQ	Sell	1,121,018	1,494,810	11/12/14	-	(33,690)
Japanese Yen	HSBK	Sell	15,273,000	154,899	11/12/14	4,662	-
Japanese Yen	JPHQ	Sell	33,933,000	343,139	11/13/14	9,346	-
Japanese Yen	MSCO	Sell	6,000,000	60,384	11/14/14	1,363	-
Euro	DBAB	Sell	1,328,838	1,786,251	11/17/14	-	(25,630)
Euro	MSCO	Sell	217,000	292,035	11/17/14	-	(3,846)
Japanese Yen	CITI	Sell	44,512,000	449,525	11/17/14	11,656	-
Japanese Yen	SCNY	Sell	34,402,400	347,085	11/17/14	8,665	-
Euro	DBAB	Sell	431,774	581,556	11/19/14	-	(7,173)
Japanese Yen	CITI	Sell	29,454,000	294,841	11/19/14	5,094	-
Japanese Yen	DBAB	Sell	23,793,000	238,025	11/19/14	3,967	-
Malaysian Ringgit	DBAB	Buy	498,560	152,994	11/19/14	521	-
Euro	DBAB	Sell	430,000	581,941	11/20/14	-	(4,372)
Euro	JPHQ	Sell	1,446,631	1,958,129	11/20/14	-	(14,376)
Japanese Yen	CITI	Sell	33,082,000	331,949	11/20/14	6,510	-
Japanese Yen	HSBK	Sell	6,209,000	62,270	11/20/14	1,190	-
Japanese Yen	JPHQ	Sell	21,372,000	214,298	11/20/14	4,055	-
Malaysian Ringgit	HSBK	Buy	324,000	99,509	11/20/14	250	-
Chilean Peso	DBAB	Buy	14,200,000	24,952	11/28/14	412	-
Euro	DBAB	Sell	13,877	18,803	11/28/14	-	(119)
Singapore Dollar	DBAB	Buy	187,500	149,310	11/28/14	239	-
Chilean Peso	DBAB	Buy	14,200,000	24,908	12/01/14	449	-
Chilean Peso	DBAB	Buy	19,120,000	34,707	12/04/14	-	(575)
Euro	CITI	Sell	2,756,000	3,734,242	12/04/14	-	(23,748)
Chilean Peso	DBAB	Buy	36,390,000	65,662	12/09/14	-	(733)
Euro	HSBK	Sell	30,268	41,315	12/09/14	43	-
Euro	SCNY	Sell	142,592	194,799	12/09/14	363	-
Mexican Peso	CITI	Buy	11,809,000	889,835	12/16/14		-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

						14,072
Mexican Peso	CITI	Buy	5,661,490	425,260	12/18/14	8,023	-
Chilean Peso	DBAB	Buy	27,470,000	50,059	1/07/15	-	(1,185)
Euro	DBAB	Sell	722,726	985,748	1/07/15	164	-
Japanese Yen	DBAB	Sell	23,005,000	220,905	1/07/15	-	(5,506)
Malaysian Ringgit	DBAB	Buy	345,400	102,942	1/08/15	3,096	-
Malaysian Ringgit	JPHQ	Buy	875,900	261,400	1/08/15	7,500	-
Malaysian Ringgit	JPHQ	Buy	471,000	140,664	1/09/15	3,924	-
Chilean Peso	DBAB	Buy	38,600,000	70,201	1/12/15	-	(1,557)
Chilean Peso	MSCO	Buy	36,800,000	66,721	1/12/15	-	(1,278)
Malaysian Ringgit	JPHQ	Buy	141,000	42,152	1/12/15	1,124	-
Mexican Peso	CITI	Buy	13,581,791	1,012,056	1/12/15	25,302	-
Euro	SCNY	Sell	195,249	265,345	1/13/15	-	(921)
Japanese Yen	CITI	Sell	7,840,000	74,959	1/13/15	-	(2,205)
Euro	CITI	Sell	32,570	44,471	1/14/15	54	-
Euro	DBAB	Sell	86,000	117,412	1/14/15	131	-
Euro	JPHQ	Sell	22,549	30,824	1/14/15	74	-
Japanese Yen	SCNY	Sell	23,520,000	225,115	1/14/15	-	(6,380)
Japanese Yen	HSBK	Sell	28,700,000	275,962	1/15/15	-	(6,520)
Malaysian Ringgit	JPHQ	Buy	230,000	68,997	1/15/15	1,584	-
Euro	DBAB	Sell	105,000	143,661	1/16/15	468	-
Japanese Yen	DBAB	Sell	7,860,000	76,040	1/16/15	-	(1,324)
Japanese Yen	SCNY	Sell	37,130,000	359,360	1/16/15	-	(6,098)
Malaysian Ringgit	JPHQ	Buy	99,000	29,829	1/16/15	549	-
Euro	BZWS	Sell	249,000	339,387	1/21/15	-	(189)
Euro	CITI	Sell	48,798	66,235	1/22/15	-	(314)
Euro	JPHQ	Sell	32,570	44,259	1/22/15	-	(159)
Euro	DBAB	Sell	531,000	720,673	1/26/15	-	(3,493)
Euro	BZWS	Sell	517,624	707,366	1/27/15	1,439	-
Japanese Yen	GSCO	Sell	33,200,000	321,161	1/27/15	-	(5,651)
Japanese Yen	DBAB	Sell	31,548,058	308,992	1/28/15	-	(1,562)
Japanese Yen	HSBK	Sell	40,858,365	399,257	1/28/15	-	(2,945)
Euro	CITI	Sell	111,900	152,987	1/29/15	379	-
Euro	DBAB	Sell	548,000	749,126	1/30/15	1,766	-
Chilean Peso	DBAB	Buy	45,250,000	79,834	2/04/15	455	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Malaysian Ringgit	JPHQ	Buy	753,000	222,524		2/04/15	8,275	-
Chilean Peso	DBAB	Buy	68,600,000	120,875		2/05/15	833	-
Chilean Peso	BZWS	Buy	48,400,000	83,564		2/09/15	2,273	-
Chilean Peso	DBAB	Buy	74,940,000	129,542		2/09/15	3,362	-
Euro	DBAB	Sell	2,298,000	3,108,505		2/09/15	-	(25,588)
Euro	GSCO	Sell	616,000	858,544		2/09/15	18,422	-
Chilean Peso	BZWS	Buy	33,500,000	57,629		2/10/15	1,776	-
Euro	BZWS	Sell	152,000	206,788		2/10/15	-	(515)
Euro	CITI	Sell	203,000	276,054		2/10/15	-	(806)
Euro	HSBK	Sell	152,000	206,737		2/10/15	-	(567)
Japanese Yen	CITI	Sell	42,706,000	420,633		2/10/15	189	-
Euro	BZWS	Sell	493,000	670,332		2/11/15	-	(2,042)
Chilean Peso	MSCO	Buy	46,470,000	80,733		2/12/15	1,656	-
Japanese Yen	GSCO	Sell	49,397,000	483,801		2/12/15	-	(2,526)
Euro	SCNY	Sell	327,000	447,408		2/13/15	1,429	-
Chilean Peso	DBAB	Buy	17,300,000	30,108		2/17/15	549	-
Mexican Peso	MSCO	Buy	8,240,820	602,399		2/17/15	25,216	-
Japanese Yen	GSCO	Sell	4,527,440	44,577		2/18/15	-	-
Japanese Yen	JPHQ	Sell	8,460,000	83,314		2/18/15	19	-
Malaysian Ringgit	HSBK	Buy	1,364,326	403,742		2/18/15	14,085	-
Singapore Dollar	HSBK	Buy	227,500	179,984		2/18/15	1,491	-
Singapore Dollar	HSBK	Sell	227,500	179,715		2/18/15	-	(1,761)
Euro	JPHQ	Sell	388,000	532,109		2/19/15	2,926	-
Euro	BZWS	Sell	695,000	954,979		2/20/15	7,083	-
Chilean Peso	MSCO	Buy	22,850,000	40,004		2/23/15	465	-
Euro	DBAB	Sell	1,050,000	1,443,330		2/23/15	11,245	-
Euro	GSCO	Sell	198,000	272,478		2/23/15	2,427	-
Hungarian Forint	DBAB	Buy	1,911,830,000	5,973,535	EUR	2/23/15	368,633	-
Chilean Peso	JPHQ	Buy	32,200,000	56,412		2/24/15	610	-
Euro	DBAB	Sell	1,550,000	2,125,980		2/24/15	11,943	-
Japanese Yen	HSBK	Sell	32,060,000	314,246		2/24/15	-	(1,430)
Chilean Peso	MSCO	Buy	22,000,000	38,371		2/25/15	585	-
Euro	DBAB	Sell	7,365,710	10,100,504		2/25/15	54,402	-
Japanese Yen	JPHQ	Sell	32,100,000	313,290		2/25/15	-	(2,784)
Chilean Peso	DBAB	Buy	16,920,000	29,457		2/26/15		-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

							501
Euro	BZWS	Sell	721,115	990,373		2/26/15	6,838	-
Euro	SCNY	Sell	125,681	172,598		2/26/15	1,180	-
Japanese Yen	BZWS	Sell	17,800,000	174,054		2/26/15	-	(1,216)
Japanese Yen	SCNY	Sell	23,295,000	227,985		2/26/15	-	(1,393)
Euro	BOFA	Sell	237,212	324,340		2/27/15	803	-
Euro	DBAB	Sell	194,873	267,112		2/27/15	1,322	-
Malaysian Ringgit	HSBK	Buy	123,600	37,026		2/27/15	806	-
Mexican Peso	MSCO	Buy	4,153,100	304,346		2/27/15	11,693	-
Swedish Krona	GSCO	Buy	1,880,000	209,775	EUR	3/02/15	-	(6,108)
Chilean Peso	DBAB	Buy	2,750,000	4,746		3/03/15	121	-
Japanese Yen	JPHQ	Sell	70,000,000	687,438		3/03/15	-	(1,865)
Polish Zloty	DBAB	Buy	2,370,000	556,142	EUR	3/03/15	9,053	-
Japanese Yen	HSBK	Sell	33,100,000	324,351		3/04/15	-	(1,595)
Malaysian Ringgit	JPHQ	Buy	770,000	230,594		3/04/15	5,014	-
Euro	DBAB	Sell	62,000	85,476		3/05/15	911	-
Euro	BZWS	Sell	869,226	1,194,122		3/09/15	8,515	-
Euro	DBAB	Sell	2,120,000	2,910,654		3/09/15	19,018	-
Euro	HSBK	Sell	71,000	97,608		3/09/15	765	-
Euro	CITI	Sell	268,000	370,919		3/10/15	5,370	-
Euro	MSCO	Sell	202,000	279,765		3/10/15	4,240	-
Malaysian Ringgit	HSBK	Buy	3,220,478	970,345		3/11/15	14,624	-
Singapore Dollar	CITI	Buy	1,986,247	1,572,767		3/11/15	11,720	-
Chilean Peso	JPHQ	Buy	3,923,654,400	6,767,839		3/12/15	170,665	-
Malaysian Ringgit	JPHQ	Buy	827,010	247,297		3/12/15	5,624	-
Chilean Peso	DBAB	Buy	45,131,875	76,704		3/13/15	3,099	-
Euro	DBAB	Sell	563,000	780,875		3/16/15	12,929	-
Euro	JPHQ	Sell	418,000	579,277		3/16/15	9,115	-
Japanese Yen	JPHQ	Sell	172,858,450	1,688,483		3/16/15	-	(13,932)
Euro	BZWS	Sell	132,892	185,318		3/17/15	4,049	-
Euro	CITI	Sell	98,445	137,360		3/17/15	3,078	-
Japanese Yen	CITI	Sell	18,818,061	183,910		3/17/15	-	(1,424)
Mexican Peso	CITI	Buy	3,216,100	235,586		3/17/15	8,769	-
Singapore Dollar	CITI	Buy	12,226,774	9,678,058		3/17/15	75,726	-
Hungarian Forint	DBAB	Buy	166,328,700	521,243	EUR	3/19/15	29,179	-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

Hungarian Forint	JPHQ	Buy	49,849,400	156,243	EUR	3/19/15	8,712	-
Japanese Yen	CITI	Sell	16,634,000	163,859		3/19/15	32	-
Japanese Yen	MSCO	Sell	23,490,000	232,643		3/19/15	1,292	-
Chilean Peso	JPHQ	Buy	19,100,000	32,400		3/20/15	1,352	-
Hungarian Forint	JPHQ	Buy	166,351,000	523,166	EUR	3/20/15	26,623	-
Euro	BZWS	Sell	81,680	113,739		3/23/15	2,322	-
Euro	DBAB	Sell	236,000	328,512		3/23/15	6,591	-
Mexican Peso	CITI	Buy	9,393,800	687,184		3/24/15	26,111	-
Japanese Yen	BZWS	Sell	13,651,450	133,785		3/25/15	-	(676)
Euro	DBAB	Sell	202,000	278,184		3/26/15	2,638	-
Malaysian Ringgit	DBAB	Buy	151,000	44,834		3/26/15	1,304	-
Malaysian Ringgit	HSBK	Buy	144,000	42,738		3/26/15	1,261	-
Euro	BZWS	Sell	905,000	1,249,805		3/27/15	15,298	-
Euro	DBAB	Sell	41,097	56,570		3/31/15	509	-
Malaysian Ringgit	HSBK	Buy	5,070,000	1,509,917		3/31/15	38,714	-
Euro	BZWS	Sell	212,293	292,635		4/02/15	3,039	-
Euro	DBAB	Sell	615,917	849,767		4/07/15	9,552	-
Euro	HSBK	Sell	396,000	545,955		4/10/15	5,737	-
Malaysian Ringgit	HSBK	Buy	2,100,000	630,536		4/10/15	10,495	-
Euro	DBAB	Sell	541,689	747,677		4/13/15	8,701	-
Euro	SCNY	Sell	198,000	273,682		4/13/15	3,569	-
Euro	JPHQ	Sell	450,000	623,723		4/14/15	9,827	-
Euro	DBAB	Sell	170,000	235,824		4/15/15	3,907	-
Japanese Yen	CITI	Sell	20,800,000	205,480		4/15/15	560	-
Chilean Peso	MSCO	Buy	164,090,000	289,400		4/16/15	-	(122)
Euro	HSBK	Sell	507,192	704,292		4/16/15	12,367	-
Euro	BZWS	Sell	208,570	287,844		4/22/15	3,299	-
Euro	DBAB	Sell	4,203,000	5,808,126		4/22/15	74,119	-
Euro	JPHQ	Sell	4,457,929	6,167,300		4/22/15	85,502	-
Chilean Peso	JPHQ	Buy	103,971,000	179,803		4/28/15	3,296	-
Euro	BZWS	Sell	201,960	280,009		4/30/15	4,472	-
Euro	SCNY	Sell	1,228,000	1,699,380		4/30/15	23,998	-
Euro	BZWS	Sell	737,531	1,022,115		5/05/15	15,864	-
Euro	BZWS	Sell	379,000	525,972		5/07/15	8,879	-
Euro	GSCO	Sell	1,104,872	1,533,717		5/07/15		-

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

						26,271
Chilean Peso	MSCO	Buy	18,800,000	32,087	5/11/15	983	-
Japanese Yen	CITI	Sell	42,707,000	421,706	5/12/15	835	-
Euro	CITI	Sell	504,830	695,504	5/13/15	6,713	-
Euro	GSCO	Sell	469,000	646,206	5/13/15	6,302	-
Euro	SCNY	Sell	190,000	261,359	5/13/15	2,123	-
Japanese Yen	GSCO	Sell	57,105,000	562,555	5/13/15	-	(212)
Japanese Yen	SCNY	Sell	42,686,000	420,883	5/13/15	215	-
Euro	GSCO	Sell	274,000	377,419	5/14/15	3,571	-
Japanese Yen	CITI	Sell	42,685,000	419,925	5/14/15	-	(738)
Euro	BZWS	Sell	896,946	1,231,256	5/18/15	7,432	-
Singapore Dollar	DBAB	Buy	795,900	637,051	5/19/15	-	(2,040)
Euro	GSCO	Sell	2,787,000	3,826,021	5/21/15	23,289	-
Mexican Peso	DBAB	Buy	14,550,000	1,095,880	5/21/15	3,424	-
Euro	BZWS	Sell	405,000	555,306	5/22/15	2,699	-
Malaysian Ringgit	HSBK	Buy	17,700	5,388	5/22/15	-	-
Euro	JPHQ	Sell	543,898	743,519	5/26/15	1,378	-
Mexican Peso	HSBK	Buy	8,043,980	604,992	5/26/15	2,496	-
Malaysian Ringgit	HSBK	Buy	72,700	22,155	5/28/15	-	(31)
Malaysian Ringgit	JPHQ	Buy	1,085,000	330,138	5/29/15	15	-
Mexican Peso	HSBK	Buy	7,191,663	543,620	5/29/15	-	(638)
Singapore Dollar	BZWS	Buy	2,020,036	1,609,976	5/29/15	1,747	-
Singapore Dollar	DBAB	Buy	187,500	149,373	5/29/15	228	-
Euro	GSCO	Sell	5,328,000	7,249,730	6/01/15	-	(20,459)
Polish Zloty	CITI	Buy	9,042,000	2,910,727	6/03/15	1,654	-
Unrealized appreciation (depreciation)						4,684,926	(2,324,849)
Net unrealized appreciation (depreciation)						$2,360,077

a May be comprised of multiple contracts using the same currency and settlement date.

*In U.S. dollars unless otherwise indicated.

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)
At May 31, 2014, the Fund had the following interest rate swap contracts outstanding. See Note 3.

Interest Rate Swap Contracts

			Counterparty	Expiration	Notional	Unrealized		Unrealized
Description			/ Exchange	Date	Amount	Appreciation		Depreciation
Centrally Cleared Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.775%			DBAB	10/04/23	$4,090,000		$-	$(95,083)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.795%			DBAB	10/04/23	4,090,000		-	(102,138)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 2.765%			HSBK	10/07/23	4,090,000		-	(90,939)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.668%			DBAB	10/04/43	1,990,000		-	(139,200)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.687%			DBAB	10/04/43	1,990,000		-	(146,537)
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.675%			HSBK	10/07/43	1,990,000		-	(141,980)

Centrally Cleared Swaps unrealized appreciation (depreciation)							-	(715,877)

OTC Swaps
Receive Floating rate 3-month USD BBA LIBOR
Pay Fixed rate 3.523%			DBAB	3/28/21	1,150,000		$-	$(108,194)

OTC Swaps unrealized appreciation (depreciation)							-	(108,194)

	Total Interest Rate Swaps unrealized appreciation (depreciation)						-	(824,071)
	Net unrealized appreciation (depreciation)							$(824,071)

ABBREVIATIONS

Counterparty

BOFA	-	Bank of America Corp.
BZWS	-	Barclays Bank PLC
CITI	- Citibank N.A.
DBAB	-	Deutsche Bank AG
GSCO	-	Goldman Sachs Group, Inc.
HSBK	-	HSBC Bank PLC
JPHQ	-	JPMorgan Chase Bank, N.A.
MSCO	-	Morgan Stanley and Co. Inc.
SCNY	-	Standard Charted Bank
UBSW	- UBS AG

Currency

BRL	- Brazilian Real
CAD	- Canadian Dollar
EUR	- Euro
HUF	- Hungarian Forint
IDR	- Indonesian Rupiah
JPY	- Japanese Yen
KRW	-	South Korean Won

Templeton Income Trust

Statement of Investments, May 31, 2014 (unaudited) (continued)

LKR - Sri Lankan Rupee
MXN - Mexican Peso
MYR - Malaysian Ringgit
PHP - Philippine Peso
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar

Selected Portfolio

FRN - Floating Rate Note

Templeton Income Trust

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company, consisting of five funds (Funds). Effective September 20, 2013, the Trust began offering shares of the Templeton Constrained Bond Fund.

2. FINANCIAL INSTRUMENT VALUATION

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (NAV) per share at the close of the New York Stock Exchange (NYSE), generally at 4 p.m. Eastern time (NYSE close) on each day the NYSE is open for trading. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments (derivatives) listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of the NYSE close, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the NYSE close on the date that the values of the foreign debt securities are determined.

Derivatives listed on an exchange are valued at the official closing price of the day. Certain derivatives trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily NYSE close. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Also, when the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. The Funds attempt to reduce its exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of fund business each day and any additional collateral required due to changes in derivative values may be delivered by the fund or the counterparty within a few business days. Collateral pledged and/or received by the fund for OTC derivatives, if any, is held in segregated accounts with the fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds' investment objectives.

The Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date.

The Funds entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. These agreements may be privately negotiated in the over-the-counter market (“OTC interest rate swaps”) or may be executed on a registered exchange (“centrally cleared interest rate swaps”). For centrally cleared interest rate swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

4. INCOME TAXES

At May 31, 2014, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Templeton
	Templeton	Emerging	Templeton
	Constrained	Markets Bond	Global Bond
	Bond Fund	Fund	Fund

Cost of investments	$9,831,404	$16,054,746	$67,586,425,691

Unrealized appreciation	$199,019	$530,543	$3,916,426,738
Unrealized depreciation	(77,192)	(692,764)	(912,098,508)
Net unrealized appreciation (depreciation)	$121,827	$(162,221)	$3,004,328,230

	Templeton	Templeton
	Global Total	International
	Return Fund	Bond Fund

Cost of investments	$8,119,721,924	$454,853,707

Unrealized appreciation	$410,465,139	$22,817,230
Unrealized depreciation	(196,479,005)	(4,426,214)
Net unrealized appreciation (depreciation)	$213,986,134	$18,391,016

5. RESTRICTED SECURITIES

At May 31, 2014, the Templeton Emerging Markets Bond Fund held investments in restricted securities, excluding certain securities exempt from registration under the Securities Act of 1933 deemed to be liquid, as follows:

Principal Amount	Issuer	Acquisition	Cost	Value
		Date
Templeton Emerging Markets Bond Fund
	Reventazon Finance Trust, secured bond, first lien, 144A, 8.00%, 11/15/33

600,000	(Value is 3.76% of Net Assets)	12/18/13	$600,000	$625,687

6. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of May 31, 2014, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Tem pleton Constrained Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities [a]	$-	$3,565,351	$-		$3,565,351
Short Term Investments	1,407,863	4,980,017	-		6,387,880
Total Investments in Securities	$1,407,863	$8,545,368	$-		$9,953,231

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$85,624	$-		$85,624

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$76,526	$-		$76,526
Sw ap Contracts	-	4,105	-		4,105
Total Other Financial Instruments	$-	$80,631	$-		$80,631

Tem pleton Em erging Markets Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities [a]	$-	$10,222,796	$-		$10,222,796
Quasi-Sovereign and Corporate Bonds [a]	-	1,181,070	625,687		1,806,757
Short Term Investments	2,253,745	1,609,227	-		3,862,972
Total Investments in Securities	$2,253,745	$13,013,093	$625,687		$15,892,525

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$46,198	$-		$46,198

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$22,189	$-		$22,189
Sw ap Contracts	-	87,013	-		87,013
Total Other Financial Instruments	$-	$109,202	$-		$109,202

Tem pleton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities [a]	$-	$53,553,744,935	$-		$53,553,744,935
Quasi-Sovereign and Corporate Bonds [a]	-	545,062,388	-		545,062,388
Short Term Investments	10,273,097,021	6,218,849,577	-		16,491,946,598
Total Investments in Securities	$10,273,097,021	$60,317,656,900	$-		$70,590,753,921

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$942,120,967	$-		$942,120,967

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$568,445,729	$-		$568,445,729
Sw ap Contracts	-	322,354,001	-		322,354,001
Total Other Financial Instruments	$-	$890,799,730	$-		$890,799,730

Tem pleton Global Total Return Fund
Assets:
Investments in Securities:
Equity Investments:[b]
United Kingdom	$-	$3,328,287	$-		$3,328,287
United States	623,760	450,000	-		1,073,760
Convertible Bonds	-	54,028,312	-		54,028,312
Foreign Government and Agency Securities [a]	-	5,660,137,171	-		5,660,137,171
Quasi-Sovereign and Corporate Bonds [a]	-	1,095,010,861	-		1,095,010,861
Credit-Linked Notes [a]	-	5,350,244	-		5,350,244
Senior Floating Rate Interests [a]	-	1,121,665	22,093		1,143,758
Escrow Accounts and Litigation Trusts [a]	-	-	-	c	-
Short Term Investments	841,260,062	672,375,603	-		1,513,635,665
Total Investments in Securities	$841,883,822	$7,491,802,143	$22,093		$8,333,708,058

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$84,753,817	$-		$84,753,817

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$49,099,477	$-		$49,099,477
Sw ap Contracts	-	31,432,388	-		31,432,388
Total Other Financial Instruments	$-	$80,531,865	$-		$80,531,865

Tem pleton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities [a]	$-	$331,734,974	$-		$331,734,974
Short Term Investments	81,303,559	60,206,190	-		141,509,749
Total Investments in Securities	$81,303,559	$391,941,164	$-		$473,244,723

Other Financial Instruments:
Forw ard Exchange Contracts	$-	$4,684,926	$-		$4,684,926

Liabilities:
Other Financial Instruments:
Forw ard Exchange Contracts	$-	$2,324,849	$-		$2,324,849
Sw ap Contracts	-	824,071	-		824,071
Total Other Financial Instruments	$-	$3,148,920	$-		$3,148,920

aFor detailed categories, see the accompanying Statement of Investments.
bIncludes common, preferred and convertible preferred stocks as w ell as other equity investments.
cIncludes securities determined to have no value at May 31, 2014.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period. The reconciliation of assets for the nine months ended May 31, 2014, is as follows:

Net Change in
Unrealized Appreciation
Balance at					Transfers							(Depreciation) on
Beginning of					Into (Out of)	Transfers Out of		Cost Basis	Net Realized Gain	Net Unrealized Gain	Balance at End of	Assets Held at Period
	Period	Purchases	Sales		Level 3	Level 3		Adjustments[a]	(Loss)	(Loss)	Period	End
Templeton Emerging Markets Bond Fund
Assets
Quasi-Sovereign and Corporate Bonds $	-	$600,000	$	- $	-	$ -	$	- $	- $	25,687	$625,687	$25,687

[a]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

Significant unobservable valuation inputs developed by the VLOC for material Level 3 financial instruments and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2014, are as follows:

Impact to
Fair Value if
Input
Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount	Increases[a]
Templeton Emerging Markets Bond Fund
Assets:
Investments in Securities:
Quasi-Sovereign and Corporate Bonds		Discounted cash flow
	$625,687	model	Discount rate		7.5% Decrease[b]

a Represents the directional change in the fair value of the Level 3 financial instruments that w ould result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in input w ould have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b Represents a significant impact to fair value and net assets.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2014, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this provision.

8. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Income Trust

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGERSON

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  July 28, 2014

By /s/MARK H. OTANI

      Mark H. Otani

Chief Financial Officer and

 Chief Accounting Officer

Date  July 28, 2014